================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    FORM N-Q
                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5038

                           Clearwater Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
  ----------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

                                Susanne S. Smith
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                 Steven G. Lentz
                               Faegre & Benson LLP
                  90 South 7th Street, 2200 Wells Fargo Center
                          Minneapolis, Minnesota 55402
   ---------------------------------------------------------------------------
                    (Name and address for agent for service)

        Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
Common stocks:

   Consumer discretionary:
         2,300        ABERCROMBIE + FITCH CO                                              $      50,218         54,740
         1,809        ACCO BRANDS CORP (b)                                                       16,591          1,773
         2,900        ADVANCE AUTO PARTS                                                        103,545        119,132
         7,950        AMAZON COM INC (b)                                                        388,813        583,848
        10,050        AMERICAN EAGLE OUTFITTERS INC                                             100,802        123,012
           900        AMERICAN GREETINGS CORP                                                    13,869          4,554
           229        ASCENT MEDIA CORP (b)                                                       5,300          5,725
         3,400        AUTOLIV                                                                    99,328         63,138
         1,400        AUTOZONE INC (b)                                                          134,557        227,668
         7,975        BED BATH + BEYOND INC (b)                                                 241,621        197,381
         1,250        BELO CORP                                                                  14,941            763
         7,650        BEST BUY CO INC                                                           210,571        290,394
         1,400        BIG LOTS INC (b)                                                           15,477         29,092
         1,300        BLACK + DECKER CORPORATION                                                 44,208         41,028
         3,800        BORG WARNER INC                                                           107,106         77,140
         1,950        BRINKER INTL INC                                                           41,847         29,445
         8,300        BROCADE COMMUNICATIONS SYS INC (b)                                         52,215         28,635
         6,400        CABLEVISION SYS CORP                                                      104,096         82,816
         5,468        CARMAX INC (b)                                                             78,791         68,022
         9,600        CARNIVAL CORP                                                             318,908        207,360
        14,043        CBS CORP NEW                                                              273,383         53,925
        19,275        CLEAR CHANNEL OUTDOOR HLDGS IN (b)                                        149,539         70,739
         7,500        COACH INC (b)                                                              71,549        125,250
        66,567        COMCAST CORP NEW                                                        1,201,630        907,974
         1,300        COPART INC (b)                                                             32,032         38,558
        10,200        COSTCO WHSL CORP NEW                                                      368,008        472,464
        13,200        D R HORTON INC                                                            130,608        128,040
         2,800        DARDEN RESTAURANTS INC                                                     65,099         95,928
        16,123        DIRECTV GROUP INC (b)                                                     245,263        367,443
         2,296        DISCOVERYCOMMUNICATIONS INC (b)                                            30,438         36,782
         4,496        DISCOVERYCOMMUNICATIONS INC (b)                                            59,025         65,866
         5,700        DISH NETWORK CORP (b)                                                     174,889         63,327
        48,460        DISNEY WALT CO                                                          1,123,747        880,034
         2,000        DOLBY LABORATORIES INC (b)                                                 43,420         68,220
         2,500        DOLLAR TREE INC (b)                                                        70,662        111,375
         7,000        DREAMWORKS ANIMATION SKG (b)                                              150,185        151,480
         3,900        EASTMAN KODAK CO                                                           90,363         14,820
         6,220        EXPEDIA INC DEL (b)                                                       124,528         56,478
           766        EW SCRIPPS CO OH                                                            7,582          1,034
         6,300        FAMILY DLR STORES INC                                                     159,422        210,231
         3,000        FOOT LOCKER INC                                                            40,394         31,440
        37,863        FORD MTR CO DEL (b)                                                       271,334         99,580
         4,300        FORTUNE BRANDS INC                                                        149,332        105,565
         3,800        GAMESTOP CORP NEW (b)                                                      15,311        106,476
        10,000        GANNETT INC                                                               211,212         22,000
        14,300        GAP INC                                                                   234,156        185,757
         4,900        GARMIN LTD                                                                133,242        103,929
        15,400        GENERAL MTRS CORP                                                         213,830         29,876
         9,200        GENTEX CORP                                                               131,306         91,632
         5,050        GENUINE PARTS CO                                                          153,969        150,793
         4,200        GOODYEAR TIRE AND RUBBER (b)                                              114,093         26,292
         6,081        HANESBRANDS INC (b)                                                       171,664         58,195
         7,150        HARLEY DAVIDSON INC                                                        41,890         95,739
         5,000        HARMAN INTL INDS INC NEW                                                   86,975         67,650
         4,700        HASBRO INC                                                                119,921        117,829
        14,950        HEARST ARGYLE TELEVISION INC                                              202,281         62,192
        10,500        HERTZ GLOBAL HLDGS INC (b)                                                 77,375         41,265
        42,425        HOME DEPOT INC                                                            215,711        999,533

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Consumer discretionary (Cont'd):
         1,084        HSN INC DEL (b)                                                     $      20,274          5,572
         7,800        INTERNATIONAL GAME TECHNOLOGY                                             211,426         71,916
        24,200        INTERPUBLIC GROUP COS INC (b)                                              87,279         99,704
           644        INTERVAL LEISURE GROUP INC (b)                                             12,087          3,413
         5,300        J C PENNEY INC                                                            210,583        106,371
        16,350        JOHNSON CTLS INC                                                          313,847        196,200
         1,200        KB HOME                                                                    31,938         15,816
         7,750        KOHLS CORP (b)                                                             86,001        327,980
         3,500        LAMAR ADVERTISING CO (b)                                                   55,722         34,125
         1,300        LEAR CORP (b)                                                              21,307            975
         1,100        LEGGETT +PLATT INC                                                         23,652         14,289
        20,237        LIBERTY MEDIA CORP NEW - INTERACTIVE (b)                                  199,371         58,687
         9,131        LIBERTY MEDIA CORP NEW - CAPTIAL (b)                                       63,593         63,734
        15,924        LIBERTY MEDIA CORP NEW - ENTERTAINMENT (b)                                236,144        317,684
        10,290        LIMITED BRANDS INC                                                        118,493         89,523
        43,100        LOWES COSINC                                                              827,034        786,575
         4,000        M.D.C. HOLDINGS INC                                                       132,860        124,560
         9,300        MACYS INC                                                                 172,825         82,770
        10,300        MARRIOTT INTL INC NEW                                                      42,474        168,508
         8,700        MATTEL INC                                                                164,712        100,311
        29,800        MCDONALDSCORP                                                           1,058,966      1,626,186
         9,290        MCGRAW HILL COS INC                                                       320,929        212,462
         2,900        MOHAWK INDS INC (b)                                                       216,361         86,623
         4,200        NEWELL RUBBERMAID INC (b)                                                  97,738         26,796
        53,375        NEWS CORP                                                                 740,670        353,343
        11,400        NIKE INC                                                                  457,135        534,546
         7,700        NORDSTROMINC                                                              152,957        128,975
         2,200        O REILLY AUTOMOTIVE INC (b)                                                66,143         77,022
         4,500        OFFICE DEPOT INC (b)                                                       65,209          5,895
         7,495        OMNICOM GROUP                                                             278,273        175,383
         1,500        PANERA BREAD CO (b)                                                        69,668         83,850
         2,500        PENN NATLGAMING INC (b)                                                    97,645         60,375
         2,900        PETSMART INC                                                               64,210         60,784
         1,500        POLO RALPH LAUREN CORP                                                     31,320         63,375
         1,100        PRICELINECOM INC (b)                                                      120,841         86,658
         7,500        PULTE HOMES INC                                                            77,063         81,975
         6,200        RADIOSHACK CORP                                                            75,547         53,134
         6,000        REGAL ENTMT GROUP                                                          86,655         80,460
         3,300        ROSS STORES INC                                                            67,380        118,404
         2,600        RYLAND GROUP INC                                                           71,175         43,316
         1,000        SCHOLASTIC CORP                                                            28,560         15,070
         2,300        SCRIPPS NETWORKS INTERACTIVE I                                             91,239         51,773
         1,227        SEARS HLDGS CORP (b)                                                       78,518         56,086
         2,400        SHERWIN WILLIAMS CO                                                       116,100        124,728
         3,027        SIRIUS XMRADIO INC (b)                                                      6,840          1,059
         1,400        SNAP ON INC                                                                52,729         35,140
         2,900        STANLEY WORKS                                                             129,263         84,448
        16,250        STAPLES INC                                                               264,742        294,288
        19,650        STARBUCKSCORP (b)                                                         279,363        218,312
         5,010        STARWOOD HOTELS + RESORTS INC                                             224,617         63,627
        19,100        TARGET CORP                                                               700,947        656,849
         2,600        THOR INDSINC                                                               30,537         40,612
           644        TICKETMASTER (b)                                                           19,048          2,376
         3,000        TIFFANY +CO NEW                                                            86,618         64,680
         6,133        TIM HORTONS INC                                                           136,187        155,594
         9,479        TIME WARNER CABLE INC                                                     424,372        235,079
        29,533        TIME WARNER INC                                                           806,890        569,987
         9,947        TJX COS INC NEW                                                           190,657        255,041
         5,500        TOLL BROSINC (b)                                                          124,557         99,880

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Consumer discretionary (Cont'd):
           800        TRW AUTOMOTIVE HLDGS CORP (b)                                       $      18,216          2,576
         2,057        UNITED RENTALS INC (b)                                                     39,425          8,660
         3,227        URBAN OUTFITTERS INC (b)                                                   61,562         52,826
         2,300        V F CORP                                                                  135,032        131,353
        12,556        VIACOM INC NEW (b)                                                        511,922        218,223
         4,100        VIRGIN MEDIA INC                                                           70,268         19,680
         3,166        WABCO HLDGS INC                                                            71,725         38,973
        58,296        WAL MART STORES INC                                                     2,727,723      3,037,222
         9,090        WENDYS/ARBYS GROUP INC                                                     56,673         45,723
         1,600        WHIRLPOOLCORP                                                              69,376         47,344
         2,200        WILEY JOHN + SONS INC                                                      89,428         65,516
        13,389        WYNDHAM WORLDWIDE CORP                                                    130,501         56,234
         2,300        WYNN RESORTS LTD (b)                                                       80,216         45,931
        11,416        YUM BRANDS INC                                                            146,079        313,712
         2,400        ZALE CORPNEW (b)                                                           39,515          4,680
                                                                                          -------------   ------------
                                                                                             24,585,110     22,292,933        11.01%
   Consumer staples:
         1,600        ALBERTO CULIVER CO NEW                                                     38,952         36,176
        55,500        ALTRIA GROUP INC                                                          597,492        889,110
        17,100        ARCHER DANIELS MIDLAND CO                                                 393,061        475,038
        14,162        AVON PRODS INC                                                            371,020        272,335
         3,283        BROWN FORMAN CORP                                                         130,753        127,479
         2,800        BUNGE LIMITED                                                             229,834        158,620
         6,200        CAMPBELL SOUP CO                                                          168,826        169,632
         2,700        CENTRAL EUROPEAN DISTR CORP (b)                                            38,435         29,052
         2,200        CHURCH AND DWIGHT INC                                                     110,341        114,906
         4,000        CLOROX CO                                                                 229,721        205,920
        57,859        COCA COLACO                                                             2,257,819      2,542,903
        13,000        COCA COLAENTERPRISES INC                                                  277,718        171,470
        13,190        COLGATE PALMOLIVE CO                                                      777,450        777,946
        10,200        CONAGRA INC                                                               223,722        172,074
         4,600        CONSTELLATION BRANDS INC (b)                                               63,227         54,740
         1,300        CORN PRODUCTS INTL INC                                                     29,972         27,560
        38,722        CVS CAREMARK CORP                                                         812,097      1,064,468
         3,700        DEAN FOODS CO NEW (b)                                                      73,612         66,896
         5,773        DEL MONTEFOODS CO                                                          57,723         42,085
         6,000        DR PEPPERSNAPPLE GROUP INC (b)                                            125,060        101,460
         8,200        GENERAL MLS INC                                                           392,281        409,016
         1,600        HANSEN NAT CORP (b)                                                        61,969         57,600
         8,075        HEINZ H JCO                                                               303,404        266,960
         3,100        HERSHEY CO / THE                                                          120,285        107,725
         3,100        HORMEL FOODS CORP                                                         111,616         98,301
         5,800        KELLOGG CO                                                                268,705        212,454
        11,650        KIMBERLY CLARK CORP                                                       677,693        537,182
        37,838        KRAFT FOODS INC                                                           737,606        843,409
        16,500        KROGER CO                                                                 302,529        350,130
         1,867        LAUDER ESTEE COS INC                                                       70,634         46,022
         4,700        LORILLARDINC                                                              144,541        290,178
         2,800        MCCORMICK+ CO INC                                                          97,399         82,796
         3,900        MOLSON COORS BREWING CO                                                   154,918        133,692
         1,000        NBTY INC (b)                                                               21,300         14,080
         3,700        PEPSI BOTTLING GROUP INC                                                  103,155         81,918
        40,126        PEPSICO INC                                                             1,763,505      2,065,686
        53,500        PHILIP MORRIS INTL ORD SHR                                              1,153,857      1,903,530
        78,839        PROCTER AND GAMBLE CO                                                   2,436,227      3,712,529
         5,200        REYNOLDS AMERN INC                                                        154,046        186,368
        11,419        SAFEWAY INC                                                               247,841        230,550
        25,750        SARA LEE CORP                                                             310,924        208,060
         5,400        SMITHFIELD FOODS INC (b)                                                  108,846         51,084

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Consumer staples (Cont'd):
         2,300        SMUCKER JM CO                                                       $     104,300         85,721
         4,606        SUPERVALUINC                                                               89,569         65,774
        13,300        SYSCO CORP                                                                277,716        303,240
         2,100        TERRA INDS INC                                                            102,659         58,989
         9,527        TYSON FOODS INC (DEL)                                                     111,286         89,459
        25,150        WALGREEN CO                                                               299,045        652,894
         7,600        WHOLE FOODS MKT INC                                                       176,927        127,680
                                                                                          -------------   ------------
                                                                                             17,911,614     20,772,895        10.26%
   Energy:
        11,246        ANADARKO PETE CORP                                                        451,512        437,357
         8,434        APACHE CORP                                                               376,498        540,535
         6,800        BAKER HUGHES INC                                                          413,255        194,140
        12,500        BJ SVCS CO                                                                297,345        124,375
         1,804        CABOT OIL+ GAS CORP                                                        57,973         42,520
         4,900        CAMERON INTL CORP (b)                                                     189,035        107,457
        16,686        CHESAPEAKE ENERGY CORP                                                    404,571        284,663
        51,995        CHEVRON CORP                                                            2,723,856      3,496,144
         2,800        CIMAREX ENERGY CO                                                         154,862         51,464
        38,844        CONOCOPHILLIPS                                                          1,369,980      1,521,131
         2,000        CONTINENTAL RES INC OK (b)                                                 73,772         42,420
         9,300        DENBURY RES INC (b)                                                        88,955        138,198
         9,823        DEVON ENERGY CORPORATION NEW                                              489,869        438,990
         1,900        DIAMOND OFFSHORE DRILLING INC                                             165,191        119,434
         4,100        DRESSER RAND GROUP INC (b)                                                134,747         90,610
        13,900        EL PASO CORP                                                              103,337         86,875
         1,200        ENCORE AQUISITION CO (b)                                                   85,206         27,924
         4,554        ENSCO INTL INC                                                            193,114        120,226
         7,500        EOG RESOURCES INC                                                         252,552        410,700
       129,133        EXXON MOBIL CORP                                                        6,437,471      8,793,957
         3,200        FMC TECHNOLOGIES INC (b)                                                  138,073        100,384
           900        FOREST OIL CORP (b)                                                        63,743         11,835
         4,100        FRONTIER OIL CORP                                                          57,462         52,439
        20,158        HALLIBURTON CO                                                            464,616        311,844
         5,600        HELMERICHAND PAYNE INC                                                     72,586        127,512
         6,500        HESS CORP                                                                 480,990        352,300
        16,986        MARATHON OIL CORP                                                         469,088        446,562
         4,800        MURPHY OIL CORP                                                           156,309        214,896
         5,400        NABORS INDUSTRIES LTD (b)                                                 164,133         53,946
        10,722        NATIONAL OILWELL VARCO INC (b)                                            326,348        307,829
         5,142        NEWFIELD EXPL CO (b)                                                      222,527        116,723
         4,700        NOBLE ENERGY INC                                                           59,008        253,236
        21,914        OCCIDENTAL PETE CORP                                                      454,795      1,219,514
         2,000        OCEANEERING INTL INC (b)                                                  102,370         73,740
           900        OIL STATES INTL INC (b)                                                    54,464         12,078
         7,700        PATTERSONUTI ENERGY INC                                                   157,042         68,992
         3,200        PIONEER NAT RES CO                                                         48,507         52,704
         5,600        PRIDE INTERNATIONAL INC (b)                                               188,739        100,688
         5,810        QUICKSILVER RES INC (b)                                                   119,305         32,187
         4,800        RANGE RESCORP                                                             198,185        197,568
         1,100        ROWAN COSINC                                                               50,419         13,167
         4,000        SANDRIDGEENERGY IN (b)                                                     34,380         26,360
        29,100        SCHLUMBERGER LTD                                                        1,615,403      1,182,042
         4,900        SMITH INTL INC                                                            162,363        105,252
        10,100        SOUTHWESTERN ENERGY CO (b)                                                185,201        299,869
         3,200        SUNOCO INC                                                                 36,080         84,736
         4,700        SUPERIOR ENERGY SVCS INC (b)                                              169,835         60,583
         4,600        TESORO CORP                                                                87,062         61,962
         3,300        TETRA TECHNOLOGIES INC DEL (b)                                             68,507         10,725
         2,300        TIDEWATERINC                                                              118,715         85,399

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Energy (Cont'd):
        14,144        VALERO ENERGY CORP                                                  $     308,962        253,178
         2,000        WHITING PETE CORP NEW (b)                                                 166,142         51,700
        13,675        WILLIAMS COS INC                                                          253,252        155,622
        15,246        XTO ENERGY INC                                                            525,165        466,833
                                                                                          -------------   ------------
                                                                                             22,242,869     24,033,524        11.87%
   Financials:
         1,300        ACE LIMITED                                                                80,746         52,520
        15,050        AFLAC INC                                                                 505,161        291,368
         7,800        ALLIED CAP CORP NEW                                                       169,385         12,402
         2,700        ALLIED WORLD ASSURANCE COMPANY                                             86,630        102,681
        12,300        ALLSTATE CORP                                                             547,785        235,545
         4,829        AMB PPTY CORP                                                             162,795         69,538
        25,333        AMERICAN EXPRESS CO                                                       881,415        345,289
         1,800        AMERICAN FINL GROUP INC OHIO                                               29,745         28,890
           111        AMERICAN INTL GROUP INC                                                     2,800            111
         2,700        AMERICREDIT CORP (b)                                                       31,865         15,822
         7,391        AMERIPRISE FINL INC                                                       288,205        151,442
        14,400        ANNALY CAPITAL MANAGEMENT INC                                             233,405        199,728
         7,000        AON CORP                                                                  213,108        285,740
         3,228        APARTMENTINVT + MGMT CO                                                    91,479         17,689
         4,100        ASSOCIATED BANC CORP                                                      116,092         63,304
         2,900        ASSURANT INC                                                              149,305         63,162
         7,800        ASTORIA FINL CORP                                                          69,146         71,682
         1,834        AVALONBAYCMNTYS INC                                                       136,479         86,308
         5,100        AXIS CAPITAL HOLDINGS LTD                                                 187,376        114,954
         1,221        BANCO SANTANDER CEN HISPANOS (d)                                            9,509          8,425
         3,400        BANCORPSOUTH INC                                                           62,679         70,856
       156,865        BANK AMERCORP                                                           4,924,860      1,069,819
        31,801        BANK NEW YORK MELLON CORP                                                 995,517        898,378
        12,658        BB+T CORP                                                                 372,058        214,173
         5,206        BERKLEY WR CORP                                                           157,149        117,395
           600        BLACKROCKINC CLA                                                          110,619         78,024
         2,988        BOSTON PPTYS INC                                                          285,378        104,670
         6,500        BRANDYWINE RLTY TR                                                        107,015         18,525
         8,447        CAPITAL ONE FINL CORP (b)                                                 302,885        103,391
        11,200        CAPITALSOURCE INC                                                          65,275         13,664
         3,700        CB RICHARD ELLIS GROUP INC (b)                                             84,241         14,911
        14,500        CBL + ASSOC PPTYS INC                                                     134,053         34,220
         9,000        CHUBB CORP                                                                420,411        380,880
         2,756        CINCINNATI FINL CORP                                                      103,501         63,030
         1,100        CIT GROUPINC NEW                                                           17,463          3,135
       134,715        CITIGROUPINC                                                            2,180,968        340,829
         2,073        CME GROUPINC                                                              730,648        510,766
         4,600        COMERICA INC                                                              233,547         84,226
         1,500        DIGITAL RLTY TR INC                                                        60,188         49,770
         9,887        DISCOVER FINL SVCS                                                        148,722         62,387
         2,500        DUKE RLTYCORP                                                              66,038         13,750
        15,500        E TRADE FINL CORP (b)                                                      56,033         19,840
         1,300        EAST WESTBANCORP INC                                                       18,831          5,941
         5,416        EQUITY RESIDENTIAL                                                        174,162         99,384
         2,900        ERIE INDTY CO                                                             151,861         99,122
         2,400        EVEREST REINSURANCE GROUP LTD                                             184,908        169,920
        17,950        FEDERAL HOME LN MTG CORP                                                   54,545         13,642
         1,400        FEDERATEDINVS INC PA                                                       30,835         31,164
         6,281        FIDELITY NATL FINL INC                                                    104,831        122,542
         3,000        FIFTH THIRD BANCORP                                                        32,595          8,760
           600        FIRST CTZNS BANCSHARES INC N C                                             86,506         79,080
         9,040        FIRST HORIZON NATL CORP                                                   129,296         99,988
         1,200        FOREST CITY ENTERPRISES INC                                                54,504          4,320

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Financials (Cont'd):
           829        FORESTAR GROUP INC (b)                                              $      20,649          6,342
         4,859        FRANKLIN RES INC                                                           89,208        261,754
        14,300        FULTON FINL CORP PA                                                       158,276         94,809
         4,400        GENWORTH FINL INC                                                          95,523          8,360
        12,326        GOLDMAN SACHS GROUP INC                                                 1,279,616      1,306,803
             1        GUARANTY FINL GROUP INC (b)                                                     7              1
         1,200        HANOVER INS GROUP INC                                                      51,342         34,584
         7,200        HARTFORD FINANCIAL SVCS GRP                                               295,179         56,520
         7,100        HCP INC                                                                   118,485        126,735
         4,000        HEALTH CARE REIT INC                                                      162,580        122,360
        13,067        HOST HOTELS + RESORTS INC                                                 238,041         51,223
         6,400        HRPT PPTYS TR                                                              56,139         20,416
        10,500        HUDSON CITY BANCORP INC                                                   166,268        122,745
         8,300        HUNTINGTON BANCSHARES INC                                                  77,106         13,778
         1,900        INTERCONTINENTALEXCHANGE INC (b)                                          304,918        141,493
         9,000        INVESCO LTD                                                               201,525        124,740
         4,400        JANUS CAPGROUP INC                                                         64,273         29,260
        95,940        JPMORGAN CHASE + CO                                                     2,941,693      2,550,085
        15,200        KEYCORP NEW                                                               300,120        119,624
         5,301        KIMCO RLTY CORP                                                           179,509         40,394
         6,152        LEGG MASON INC                                                            147,960         97,817
         3,500        LEUCADIA NATL CORP                                                        126,468         52,115
         6,948        LINCOLN NATL CORP IN                                                      251,421         46,482
         7,200        LOEWS CORP                                                                209,492        159,120
         1,060        M + T BK CORP                                                              90,056         47,954
         5,400        MACK CA RLTY CORP                                                         169,534        106,974
         4,704        MANULIFE FINL CORP                                                         68,320         52,685
        12,978        MARSH + MCLENNAN COS INC                                                  332,812        262,805
         4,699        MARSHALL + ILSLEY CORP NEW                                                 98,962         26,455
        10,700        MBIA INC (b)                                                               53,340         49,006
         1,300        MERCURY GEN CORP                                                           38,019         38,610
        15,000        METLIFE INC                                                               574,552        341,550
         3,000        MF GLOBALLTD (b)                                                           34,695         12,690
         5,700        MGIC INVTCORP WIS                                                          27,845          8,094
         4,400        MOODYS CORP                                                               173,138        100,848
        26,360        MORGAN STANLEY                                                            874,613        600,217
         4,500        NASDAQ OMX GROUP INC (b)                                                  139,568         88,110
         1,500        NATIONWIDE HEALTH PPTYS INC                                                48,338         33,285
        16,149        NEW YORK CMNTY BANCORP INC                                                212,040        180,384
         6,002        NORTHERN TRUST CORP                                                       315,914        359,040
         8,200        NYSE EURONEXT                                                             441,787        146,780
        11,825        OLD REP INTL CORP                                                         232,156        127,947
         4,100        ONEBEACONINSURANCE GROUP LTD                                               90,672         39,606
        10,423        PEOPLES UTD FINL INC                                                      162,067        187,301
         5,485        PLUM CREEK TIMBER CO INC                                                  142,391        159,449
        12,625        PNC FINL SVCS GROUP INC                                                   580,669        369,786
        15,300        POPULAR INC                                                               151,853         33,354
         6,300        PRICE T ROWE GROUP INC                                                    123,748        181,818
         4,950        PRINCIPALFINANCIAL GROUP                                                  202,106         40,491
        18,348        PROGRESSIVE CORP OHIO                                                     320,780        246,597
         4,472        PROLOGIS                                                                  184,689         29,068
        10,400        PRUDENTIAL FINL INC                                                       423,509        197,808
         4,091        PUBLIC STORAGE                                                            306,429        226,028
         2,825        RAYMOND JAMES FINANCIAL INC                                                70,271         55,653
         2,700        REALTY INCOME CORP                                                         67,689         50,814
         3,900        REGENCY CTRS CORP                                                         103,877        103,623
        20,599        REGIONS FINL CORP NEW                                                     247,471         87,752
         1,300        RENAISSANCERE HOLDINGS LTD (b)                                             60,015         64,272
        25,200        SCHWAB CHARLES CORP                                                       224,456        390,600

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Financials (Cont'd):
         2,400        SEI INVESTMENTS CO                                                  $      29,652         29,304
         5,247        SIMON PPTY GROUP INC NEW                                                  357,070        181,756
         4,800        SL GREEN RLTY CORP                                                        232,789         51,840
        12,100        SLM CORP (b)                                                              236,734         59,895
         1,700        ST JOE CO (b)                                                              56,409         28,458
        11,435        STATE STREET CORPORATION                                                  576,163        351,969
         8,034        SUNTRUST BKS INC                                                          327,919         94,319
         9,000        SYNOVUS FINL CORP                                                          99,692         29,250
         6,600        TCF FINANCIAL CORP                                                         56,855         77,616
         7,566        TD AMERITRADE HLDG CORP (b)                                               121,495        104,486
         2,600        TORCHMARKINC                                                              124,633         68,198
         1,070        TORONTO DOMINION BK ONT                                                    64,692         37,001
         1,100        TRANSATLANTIC HLDGS INC                                                    71,062         39,237
        17,788        TRAVELERSCOS INC                                                          716,885        722,904
           180        TREE COM INC (b)                                                            2,025            832
         4,000        UNITRIN INC                                                               101,606         55,920
        11,100        UNUM GROUP                                                                195,951        138,750
        41,685        US BANCORP DEL                                                            980,072        609,018
         5,346        VALLEY NATL BANCORP                                                        95,566         66,130
         2,900        VENTAS INC                                                                129,094         65,569
        11,300        VISA INC                                                                  898,914        628,280
         2,689        VORNADO RLTY TR                                                           220,107         89,382
       104,722        WELLS FARGO + CO NEW (b)                                                2,107,979      1,491,241
         2,800        WHITNEY HLDG CORP                                                          53,158         32,060
         7,225        XL CAPITAL LTD                                                             92,119         39,449
         3,500        ZIONS BANCORP                                                             167,964         34,405
                                                                                          -------------   ------------
                                                                                             39,675,317     22,979,385        11.35%
   Healthcare:
        38,835        ABBOTT LABS                                                             1,590,705      1,852,430
        12,900        AETNA INC                                                                 101,582        313,857
         7,886        ALLERGAN INC                                                              359,711        376,635
         4,000        AMERISOURCEBERGEN CORP                                                    121,747        130,640
        28,650        AMGEN INC (b)                                                             402,820      1,418,748
         2,700        AMYLIN PHARMACEUTICALS INC (b)                                             82,493         31,725
         3,300        BARD C R INC                                                              264,405        263,076
        16,500        BAXTER INTL INC                                                           550,769        845,130
         1,400        BECKMAN COULTER INC                                                        70,301         71,414
         6,500        BECTON DICKINSON + CO                                                     417,630        437,060
         7,850        BIOGEN IDEC INC (b)                                                       108,762        411,497
         2,300        BIOMARIN PHARMACEUTICAL INC (b)                                            67,195         28,405
        35,050        BOSTON SCIENTIFIC CORP (b)                                                439,120        278,648
        49,700        BRISTOL MYERS SQUIBB CO                                                 1,211,201      1,089,424
         8,335        CARDINAL HEALTH INC                                                       439,912        262,386
        11,136        CELGENE CORP (b)                                                          379,970        494,438
         1,200        CEPHALON INC (b)                                                           78,269         81,720
         9,500        CIGNA CORP                                                                159,169        167,105
         1,400        COVANCE INC (b)                                                            82,457         49,882
         2,546        COVENTRY HEALTH CARE INC (b)                                              100,005         32,945
        12,425        COVIDIEN LTD                                                              452,824        413,007
         3,225        DAVITA INC (b)                                                            123,269        141,739
         3,700        DENTSPLY INTL INC NEW                                                     102,583         99,345
         1,900        EDWARDS LIFESCIENCES CORP (b)                                             118,152        115,197
         2,800        ENDO PHARMACEUTICALS HLDGS (b)                                             65,974         49,504
         5,400        EXPRESS SCRIPTS INC (b)                                                   218,606        249,318
           380        FACET BIOTECH CORP (b)                                                      5,841          3,610
         7,250        FOREST LABS INC (b)                                                       275,795        159,210
           700        GEN PROBEINC NEW (b)                                                       31,315         31,906
         7,000        GENZYME CORP (b)                                                          445,454        415,730
        23,460        GILEAD SCIENCES INC (b)                                                   609,799      1,086,667

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Healthcare (Cont'd):
        10,600        HEALTH MGMT ASSOC (b)                                               $      68,741         27,348
         2,450        HEALTH NET INC (b)                                                         64,669         35,476
         1,300        HILL ROM HLDGS                                                             38,228         12,857
         3,700        HILLENBRAND INC                                                            88,840         59,237
         6,000        HLTH CORP (b)                                                              58,236         62,100
         8,108        HOLOGIC INC (b)                                                           180,379        106,134
         6,805        HOSPIRA INC (b)                                                           247,485        210,002
         3,900        HUMANA INC (b)                                                             39,107        101,712
         3,400        ILLUMINA INC (b)                                                          140,152        126,616
         4,400        IMS HEALTH INC                                                            108,416         54,868
           800        INTUITIVESURGICAL INC (b)                                                 199,170         76,288
         1,800        INVERNESSMED INNOVATIONS INC (b)                                           57,627         47,934
        70,984        JOHNSON +JOHNSON                                                        2,792,214      3,733,758
         1,931        KINETIC CONCEPTS INC (b)                                                   71,019         40,783
         9,700        KING PHARMACEUTICALS INC (b)                                              103,405         68,579
         3,900        LABORATORY CORP AMER HLDGS (b)                                            129,684        228,111
         5,973        LIFE TECHNOLOGIES CORP (b)                                                188,036        194,003
        27,094        LILLY ELI+ CO                                                           1,136,627        905,211
         1,950        LINCARE HLDGS INC (b)                                                      58,492         42,510
         7,600        MCKESSON CORP                                                             317,359        266,304
        12,956        MEDCO HEALTH SOLUTIONS INC (b)                                            272,767        535,601
        28,750        MEDTRONICINC                                                              288,847        847,263
        57,886        MERCK + CO INC                                                          1,917,538      1,548,451
         2,853        MILLIPORECORP (b)                                                         170,051        163,791
         6,800        MYLAN INC (b)                                                              81,695         91,188
         1,200        OMNICARE INC                                                               29,082         29,388
         4,200        PATTERSONCOS INC (b)                                                      117,791         79,212
         1,900        PDL BIOPHARMA INC (b)                                                      30,868         13,452
         1,800        PERRIGO CO                                                                 59,715         44,694
       180,775        PFIZER INC                                                              1,766,071      2,462,156
         3,400        PHARMACEUTICAL PROD DEV INC                                               119,843         80,648
         4,365        QUEST DIAGNOSTICS INC                                                     180,320        207,250
         2,000        RESMED INC (b)                                                             81,990         70,680
        42,903        SCHERING PLOUGH CORP                                                      808,936      1,010,366
         3,074        SEPRACOR INC (b)                                                           81,275         45,065
        12,600        SERVICE CORP INTL                                                          90,438         43,974
         8,039        ST JUDE MED INC (b)                                                       236,104        292,057
         7,900        STRYKER CORP                                                              148,406        268,916
        12,900        TENET HEALTHCARE CORP (b)                                                  56,567         14,964
        11,200        THERMO FISHER SCIENTIFIC INC (b)                                          369,287        399,504
        31,002        UNITEDHEALTH GROUP INC                                                    702,176        648,872
         2,068        UNIVERSALHEALTH SVCS INC                                                   96,639         79,287
         5,200        VARIAN MED SYS INC (b)                                                    191,672        158,288
         2,400        VCA ANTECH INC (b)                                                         71,120         54,120
         3,300        VERTEX PHARMACEUTICALS INC (b)                                             84,680         94,809
         2,600        WATERS CORP (b)                                                            60,997         96,070
         3,175        WATSON PHARMACEUTICALS INC (b)                                             79,361         98,774
         1,400        WELLCARE HEALTH PLANS INC (b)                                              49,539         15,750
        13,049        WELLPOINTINC (b)                                                          554,723        495,471
        35,167        WYETH                                                                   1,475,346      1,513,588
         6,874        ZIMMER HOLDINGS INC (b)                                                   454,256        250,901
                                                                                          -------------   ------------
                                                                                             26,293,816     29,556,776        14.59%
   Industrials:
        17,350        3M CO                                                                   1,222,505        862,642
         4,210        AGCO CORP (b)                                                             174,615         82,516
         1,900        ALLIANCE DATA SYSTEMS CORP (b)                                             92,734         70,205
         2,300        AMETEK INC NEW                                                             73,221         71,921
         6,200        AMR CORP DEL (b)                                                           52,778         19,778
         3,400        APOLLO GROUP INC (b)                                                      227,899        266,322

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Industrials (Cont'd):
         1,700        AVERY DENNISON CORP                                                 $      90,518         37,978
         2,000        BE AEROSPACE INC (b)                                                       58,542         17,340
         8,400        BLOCK H +R INC                                                            103,744        152,796
        21,600        BOEING CO                                                                 555,396        768,528
         1,300        BUCYRUS INTL INC NEW                                                       96,402         19,734
         5,747        BURLINGTON NORTHN SANTA FE                                                214,383        345,682
         5,500        C H ROBINSON WORLDWIDE INC                                                282,409        250,855
         1,600        CAREER EDCORP (b)                                                          26,824         38,336
         3,000        CARLISLE COS INC                                                           76,640         58,890
        17,204        CATERPILLAR INC                                                           630,799        481,024
         3,700        CINTAS CORP                                                               122,389         91,464
         4,227        CON WAY INC                                                               131,352         75,790
         4,300        CONTINENTAL AIRLS INC (b)                                                 102,190         37,883
         3,900        CONVERGYSCORP (b)                                                          69,089         31,512
         5,000        COOPER INDUSTRIES LTD                                                     187,339        129,300
         1,200        COPA HOLDINGS S A                                                          46,086         34,404
         1,700        CORPORATEEXECUTIVE BRD CO                                                  50,737         24,650
         4,500        COVANTA HLDG CORP (b)                                                     119,422         58,905
         3,948        CRANE CO                                                                   66,572         66,642
        10,200        CSX CORP                                                                  107,400        263,670
         6,000        CUMMINS INC                                                               184,025        152,700
         7,100        DANAHER CORP                                                              379,431        384,962
         9,900        DEERE + CO                                                                379,732        325,413
        11,850        DELTA AIRLINES INC DE (b)                                                  87,483         66,716
         1,978        DEVRY INCDEL                                                               93,134         95,300
        36,400        DOMTAR CORP (b)                                                           217,293         34,580
         1,600        DONALDSONCO INC                                                            63,715         42,944
         6,900        DONNELLEYR R + SONS CO                                                    207,199         50,577
         5,925        DOVER CORP                                                                251,755        156,302
         1,987        DUN + BRADSTREET CORP DEL NEW                                              49,383        152,999
         4,300        EATON CORP                                                                166,977        158,498
        19,700        EMERSON ELEC CO                                                           559,227        563,026
         1,397        ENERGIZERHLDGS INC (b)                                                     87,823         69,417
         4,600        EXPEDITORS INTL WA INC                                                    180,973        130,134
         2,800        FASTENAL CO                                                               109,422         90,034
         8,253        FEDEX CORP                                                                203,089        367,176
         1,044        FIRST SOLAR INC (b)                                                       131,614        138,539
         5,350        FISERV INC (b)                                                             48,249        195,061
         7,983        FLEXTRONICS INTERNATIONAL LTD (b)                                          89,720         23,071
         1,300        FLOWSERVECORP                                                             119,620         72,956
         4,250        FLUOR CORP NEW                                                            127,616        146,838
         4,500        FOSTER WHEELER AG (b)                                                     210,087         78,615
         2,300        FTI CONSULTING INC (b)                                                    119,264        113,804
           900        GARDNER DENVER INC (b)                                                     50,054         19,566
         1,400        GATX CORPORATION                                                           24,276         28,322
        11,400        GENERAL DYNAMICS CORP                                                     616,882        474,126
       272,400        GENERAL ELEC CO (b)                                                     5,901,306      2,753,964
           700        GENERALE CABLE CORP (b)                                                    50,306         13,874
         1,000        GLOBAL PMTS INC                                                            33,115         33,410
         3,700        GOODRICH CORP                                                             111,298        140,193
         4,100        GRACO INC                                                                 162,258         69,987
         1,700        GRAINGER W W INC                                                           74,317        119,306
         2,200        HARSCO CORP                                                                59,517         48,774
         5,000        HEWITT ASSOCS INC (b)                                                     161,225        148,800
        17,200        HONEYWELLINTL INC                                                         474,434        479,192
         2,400        HUBBELL INC                                                               102,187         64,704
         2,100        HUNT J B TRANS SVCS INC                                                    40,530         50,631
         2,500        IDEX CORP                                                                  58,238         54,675
        11,924        ILLINOIS TOOL WKS INC                                                     497,186        367,855

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Industrials (Cont'd):
         8,069        INGERSOLLRAND COMPANY LIMITED                                       $     168,764        111,352
         5,400        IRON MTN INC PA (b)                                                       121,527        119,718
         3,600        ITT CORP NEW                                                              168,296        138,492
         1,300        ITT EDL SVCS INC (b)                                                       52,038        157,846
         3,000        JABIL CIRCUIT INC                                                          49,755         16,680
         4,768        JACOBS ENGR GROUP INC (b)                                                 150,683        184,331
           432        JOHN BEANTECHNOLOGIES CORP                                                  5,127          4,519
         2,238        JOY GLOBAL INC                                                            102,549         47,669
         2,700        L 3 COMMUNICATIONS HLDG CORP                                              176,123        183,060
         1,200        LANDSTAR SYS INC                                                           38,351         40,164
         1,100        LINCOLN ELEC HLDGS INC                                                     60,456         34,859
         8,800        LOCKHEED MARTIN CORP                                                      614,486        607,464
         2,600        MANITOWOCINC                                                              107,595          8,502
         2,475        MANPOWER INC WIS                                                           96,158         78,037
         8,800        MASCO CORP                                                                173,216         61,424
         8,600        MCDERMOTTINTL INC (b)                                                     230,361        115,154
         2,500        MOLEX INC                                                                  68,986         34,350
         4,900        MONSTER WORLDWIDE INC (b)                                                  76,056         39,935
         9,960        NORFOLK SOUTHN CORP                                                       358,053        336,150
         8,160        NORTHROP GRUMMAN CORP                                                     460,053        356,102
         1,700        OVERSEAS SHIPHOLDING GROUP INC                                            109,761         38,539
         5,600        OWENS CORNING NEW (b)                                                     130,330         50,624
        11,589        PACCAR INC                                                                215,172        298,533
         2,200        PALL CORP                                                                  55,214         44,946
         3,950        PARKER HANNIFIN CORP                                                      212,565        134,221
         2,200        PENTAIR INC                                                                72,761         47,674
         1,497        PHH CORP (b)                                                               10,184         21,033
         5,700        PITNEY BOWES INC                                                          182,172        133,095
         4,000        PRECISIONCASTPARTS CORP                                                    45,286        239,600
         5,300        QUANTA SERVICES INC (b)                                                    92,074        113,685
        10,100        RAYTHEON CO                                                               403,423        393,294
         2,200        RELIANCE STL + ALUM CO                                                     61,215         57,926
         9,022        REPUBLIC SVCS INC                                                         172,639        154,727
         3,300        ROBERT HALF INTL INC                                                       85,171         58,839
         5,850        ROCKWELL AUTOMATION INC                                                    82,443        127,764
         6,514        ROCKWELL COLLINS INC                                                      230,297        212,617
         1,600        ROPER INDS                                                                104,136         67,920
         1,800        SHAW GROUP INC (b)                                                         92,083         49,338
         2,400        SKYWEST INC                                                                26,040         29,856
        31,965        SOUTHWESTAIRLS CO                                                         356,744        202,338
         1,300        SPIRIT AEROSYSTEMS HLDGS INC (b)                                           24,954         12,961
         1,400        SPX CORP                                                                   92,591         65,814
         3,300        STERICYCLE INC (b)                                                        177,991        157,509
         2,300        SUNPOWER CORP (b)                                                         134,286         54,694
           740        SUNPOWER CORP (b)                                                          30,786         14,652
           500        TELEFLEX INC                                                               22,515         19,545
         1,300        TEREX CORP NEW (b)                                                         60,843         12,025
         4,350        TEXTRON INC                                                               118,864         24,969
         1,790        TOTAL SYSSVCS INC                                                          55,518         24,720
         1,500        TRINITY INDS INC                                                           41,498         13,710
        12,400        UNION PACCORP                                                             479,948        509,764
        17,040        UNITED PARCEL SVC INC                                                   1,128,804        838,709
        26,450        UNITED TECHNOLOGIES CORP                                                1,162,061      1,136,821
         2,500        URS CORP NEW (b)                                                           94,338        101,025
         5,600        USG CORP (b)                                                               79,142         42,616
         2,100        WALTER INDS INC                                                            56,774         48,027
        10,950        WASTE MGMT INC DEL                                                        214,223        280,320
                                                                                          -------------   ------------
                                                                                             27,459,406     21,346,065        10.54%

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Information technology:
        14,700        ACCENTURELTD BERMUDA                                                $     560,241        404,103
        15,400        ACTIVISION BLIZZARD INC (b)                                               141,131        161,084
        14,524        ADOBE SYSINC (b)                                                          368,313        310,668
        24,400        ADVANCED MICRO DEVICES INC (b)                                            115,918         74,420
         2,200        AFFILIATED COMPUTER SVCS INC (b)                                          100,152        105,358
        10,400        AGILENT TECHNOLOGIES INC (b)                                              250,955        159,848
         3,300        AKAMAI TECHNOLOGIES INC (b)                                                45,920         64,020
         6,400        ALTERA CORP                                                               120,963        112,320
         5,300        AMDOCS LTD (b)                                                            161,841         98,156
         4,000        AMPHENOL CORP NEW                                                         168,180        113,960
         9,400        ANALOG DEVICES INC                                                        135,404        181,138
         1,200        ANSYS INC (b)                                                              30,630         30,120
        23,300        APPLE INC (b)                                                           1,387,941      2,449,296
        34,100        APPLIED MATERIALS INC                                                     462,127        366,575
         2,200        ARROW ELECTRS INC (b)                                                      73,136         41,932
         4,466        ASML HOLDING N V                                                           30,563         78,200
         5,486        AUTODESK INCORPORATED (b)                                                 183,162         92,220
        13,566        AUTOMATICDATA PROCESSING INC                                              495,304        476,981
         3,600        AVNET INC (b)                                                              98,190         63,036
         4,550        BMC SOFTWARE INC (b)                                                       89,322        150,150
        13,012        BROADCOM CORP (b)                                                         248,152        259,980
         3,080        BROADRIDGE FINL SOLUTIONS INC                                              52,817         57,319
        10,925        CA INC                                                                    208,510        192,389
         9,000        CADENCE DESIGN SYS INC (b)                                                147,531         37,800
         3,400        CERNER CORP (b)                                                           153,423        149,498
       151,650        CISCO SYSINC (b)                                                        1,077,470      2,543,171
         4,534        CITRIX SYS INC (b)                                                         56,437        102,650
         6,800        COGNIZANTTECHNOLOGY SOLUTIONS (b)                                         110,051        141,372
         2,074        COMMSCOPEINC (b)                                                           90,418         23,561
         5,622        COMPUTER SCIENCES CORP (b)                                                262,493        207,114
         8,000        COMPUWARECORP (b)                                                          54,024         52,720
        41,300        CORNING INC                                                               518,972        548,051
         1,200        CREE INC (b)                                                               28,926         28,236
         2,700        CYPRESS SEMICONDUCTOR CORP (b)                                              8,499         18,279
        47,350        DELL INC (b)                                                            1,115,339        448,878
        33,500        EBAY INC (b)                                                              369,339        420,760
         6,800        ELECTRONIC ARTS INC (b)                                                   291,314        123,692
        52,410        EMC CORP (b)                                                              475,430        597,474
         3,700        EMULEX CORP (b)                                                            49,943         18,611
         2,100        EQUINIX INC (b)                                                           162,761        117,915
         1,400        F5 NETWORKS INC (b)                                                        32,375         29,330
           700        FAIR ISAAC CORPORATION                                                     23,898          9,849
         1,600        FAIRCHILDSEMICONDUCTOR INTL (b)                                            21,840          5,968
         4,742        FIDELITY NATL INFOR,ATION SVC                                              96,711         86,304
         2,700        FLIR SYS INC (b)                                                           97,278         55,296
         6,067        GOOGLE INC (b)                                                          2,085,260      2,111,680
         2,800        HARRIS CORP DEL                                                            37,337         81,032
        62,527        HEWLETT PACKARD CO                                                      1,266,294      2,004,616
         2,710        IAC INTERACTIVECORP (b)                                                    66,598         41,273
         1,200        IHS INC (b)                                                                65,421         49,416
         6,300        INGRAM MICRO INC (b)                                                       83,129         79,632
         6,110        INTEGRATED DEVICE TECHNOLOGY (b)                                           79,318         27,801
       148,200        INTEL CORP                                                              1,026,978      2,230,410
        35,200        INTERNATIONAL BUSINESS MACHS                                            3,052,887      3,410,528
         7,800        INTERSIL CORP                                                             123,552         89,700
         7,800        INTUIT (b)                                                                187,603        210,600
        14,267        JUNIPER NETWORKS INC (b)                                                  289,096        214,861
         3,000        KLA TENCOR CORP                                                           101,654         60,000
         3,000        LAM RESH CORP (b)                                                          83,706         68,310

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Information technology (Cont'd):
         2,371        LENDERPROCESSING SVCS INC                                           $      76,903         72,576
         1,800        LEXMARK INTL INC (b)                                                       75,928         30,366
         4,600        LINEAR TECHNOLOGY CORP                                                    143,858        105,708
        28,600        LSI CORP (b)                                                              120,263         86,944
        10,300        MARVELL TECHNOLOGY GROUP LTD (b)                                          105,209         94,348
         2,000        MASTERCARD INC                                                            226,502        334,960
         3,900        MCAFEE INC (b)                                                             96,027        130,650
         6,914        MEMC ELECTR MATLS INC (b)                                                 212,290        114,012
         4,267        METAVANTETECHNOLOGIES INC (b)                                              97,561         85,169
         1,300        METTLER TOLEDO INTL INC (b)                                                87,484         66,729
         5,400        MICROCHIPTECHNOLOGY INC                                                   101,340        114,426
        34,800        MICRON TECHNOLOGY INC (b)                                                 184,801        141,288
       212,250        MICROSOFTCORP                                                           2,865,150      3,899,033
        62,100        MOTOROLA INC                                                              417,683        262,683
         4,400        NATIONAL SEMICONDUCTOR CORP                                                72,388         45,188
         4,000        NCR CORP NEW (b)                                                           85,604         31,800
         8,800        NETAPP INC (b)                                                            216,784        130,592
         5,200        NOVELL INC (b)                                                             31,071         22,152
         2,800        NOVELLUS SYS INC (b)                                                       70,810         46,564
         2,300        NUANCE COMMUNICATIONS INC (b)                                              37,870         24,978
        17,750        NVIDIA CORP (b)                                                           191,401        175,015
         6,700        ON SEMICONDUCTOR CORP (b)                                                  63,550         26,130
       101,262        ORACLE CORP                                                               571,539      1,829,804
         7,266        PAYCHEX INC                                                               101,485        186,518
         3,400        PERKINELMER INC                                                            53,706         43,418
         2,600        POLYCOM INC (b)                                                            26,520         40,014
         5,700        QLOGIC CORP (b)                                                            82,128         63,384
        41,450        QUALCOMM INC (b)                                                        1,148,840      1,612,820
         4,500        RAMBUS INC DEL (b)                                                         79,087         42,570
         4,200        RED HAT INC (b)                                                            61,669         74,928
         6,000        SAIC INC (b)                                                              112,830        112,020
         2,100        SALESFORCE COM INC (b)                                                    102,263         68,733
         7,800        SANDISK CORP (b)                                                          118,234         98,670
           500        SOHU COM INC (b)                                                           36,563         20,655
        12,956        SUN MICROSYSTEMS INC (b)                                                  214,445         94,838
        21,819        SYMANTEC CORP (b)                                                         187,612        325,976
         4,200        SYNOPSYS INC (b)                                                           88,560         87,066
         6,450        TELLABS INC (b)                                                            37,637         29,541
         4,500        TERADATA CORP (b)                                                          73,317         72,990
        31,800        TEXAS INSTRS INC                                                          665,188        525,018
         3,800        TRIMBLE NAVIGATION LTD (b)                                                 87,764         58,064
        10,333        TYCO ELECTRONICS LTD                                                      288,257        114,076
         6,600        UNISYS CORP (b)                                                            38,907          3,498
         4,300        VERISIGN INC (b)                                                           82,496         81,141
         5,900        WESTERN DIGITAL CORP (b)                                                   91,433        114,106
        18,044        WESTERN UN CO                                                             160,005        226,813
        26,850        XEROX CORP                                                                344,530        122,168
         9,850        XILINX INC                                                                 69,366        188,726
        37,940        YAHOO INC (b)                                                             675,580        486,011
                                                                                          -------------   ------------
                                                                                             30,502,603     35,254,536        17.40%
   Materials:
         4,675        AIR PRODS+ CHEMS INC                                                      297,179        262,969
         1,000        AIRGAS INC                                                                 62,701         33,810
         4,316        AK STL HLDG CORP                                                          137,899         30,730
         1,900        ALBEMARLECORP                                                              53,108         41,363
        18,700        ALCOA INC                                                                 529,300        137,258
         4,500        ALLEGHENYTECHNOLOGIES INC                                                 165,665         98,685
         5,300        ARCH COALINC                                                               47,687         70,861
         3,032        BALL CORP                                                                  70,662        131,589

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Materials (Cont'd):
         4,200        BEMIS CO INC                                                        $      93,645         88,074
         2,600        CELANESE CORP DE                                                          126,875         34,762
         2,700        CLIFFS NAT RES INC (b)                                                     67,919         49,032
         8,215        CONSOL ENERGY INC                                                         234,039        207,347
         4,300        CROWN HLDGS INC (b)                                                        74,494         97,739
         3,537        CYTEC INDS INC                                                            195,563         53,126
        21,450        DOW CHEM CO                                                               762,163        180,824
        25,325        DU PONT EI DE NEMOURS + CO                                              1,012,294        565,507
           438        EAGLE MATLS INC                                                             1,727         10,622
         1,000        EASTMAN CHEM CO                                                            32,854         26,800
         4,471        ECOLAB INC                                                                168,776        155,278
         1,900        FMC CORP                                                                  113,204         81,966
         9,748        FREEPORT MCMORAN COPPER + GOLD                                            489,522        371,496
         1,700        GREIF INC                                                                  77,348         56,593
         5,100        HUNTSMAN CORP                                                              96,099         15,963
        11,231        INTERNATIONAL PAPER CO                                                    394,747         79,066
         4,883        INTRNTNL FLAVRS + FRAGRNCS INC                                            105,046        148,736
         1,500        LUBRIZOL CORP                                                              72,108         51,015
           700        MARTIN MARIETTA MATLS INC                                                  27,965         55,510
           900        MASSEY ENERGY CORP                                                         37,637          9,108
         6,975        MEADWESTVACO CORP                                                         124,312         83,630
        14,215        MONSANTO CO NEW                                                           394,840      1,181,267
         5,300        MOSAIC CO                                                                 202,328        222,494
        11,245        NEWMONT MNG CORP                                                          274,529        503,326
         8,800        NUCOR CORP                                                                154,139        335,896
         2,700        OM GROUP INC (b)                                                           12,143         52,164
         4,950        OWENS ILLINC (b)                                                           91,031         71,478
         3,200        PACKAGINGCORP AMER                                                         55,674         41,664
         3,850        PACTIV CORP (b)                                                            52,072         56,172
         1,440        PATRIOT COAL CORPORATION (b)                                               14,204          5,342
         7,200        PEABODY ENERGY CORP                                                       208,428        180,288
         3,086        PPG INDS INC                                                              144,348        113,873
         9,350        PRAXAIR INC                                                               462,811        629,162
         4,748        RAYONIER INC                                                              110,370        143,485
         3,000        ROHM + HAAS CO                                                            117,514        236,520
         6,000        RPM INTL INC                                                               61,643         76,380
         3,400        SEALED AIR CORP NEW                                                        82,806         46,920
         3,200        SIGMA ALDRICH                                                             187,446        120,928
         5,200        SONOCO PRODS CO                                                           127,607        109,096
         5,400        SOUTHERN COPPER CORP DEL                                                   64,881         94,068
         3,600        STEEL DYNAMICS INC                                                         87,525         31,716
         2,349        TITANIUM METALS CORP                                                       62,648         12,849
         3,100        UNITED STS STL CORP NEW                                                   160,947         65,503
         3,200        VALSPAR CORP                                                               68,240         63,904
         2,157        VULCAN MATLS CO                                                           120,017         95,534
                                                                                          -------------   ------------
                                                                                              8,990,723      7,719,485         3.81%
   Telecommunication services:
         8,750        AMERICAN TOWER CORP (b)                                                   187,695        266,263
       153,715        AT+T INC                                                                3,979,538      3,873,618
         3,450        CENTURYTEL INC                                                             93,913         97,014
         9,300        CROWN CASTLE INTL CORP (b)                                                223,954        189,813
         1,140        ECHOSTAR CORP (b)                                                          36,944         16,906
         3,992        EMBARQ CORP                                                               121,233        151,097
        11,525        FRONTIER COMMUNICATIONS CORP                                               88,166         82,750
         8,000        JDS UNIPHASE CORP (b)                                                     111,480         26,000
           700        LEAP WIRELESS INTL INC (b)                                                 36,068         24,409
        34,500        LEVEL 3 COMMUNICATIONS INC (b)                                            107,123         31,740
         9,253        LIBERTY GLOBAL INC (b)                                                    219,268        134,724
         5,300        METROPCS COMMUNICATIONS INC (b)                                            85,142         90,524

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Telecommunication services (Cont'd):
         4,800        NEUSTAR INC (b)                                                     $      79,848         80,400
         3,200        NII HLDGSINC (b)                                                          136,078         48,000
        36,300        QWEST COMMUNICATIONS INTL INC                                             134,207        124,146
         3,100        SBA COMMUNCATIONS CORP (b)                                                 83,846         72,230
        83,966        SPRINT NEXTEL CORP (b)                                                    404,098        299,759
         2,700        TELEPHONE+ DATA SYS INC                                                    72,097         71,577
         1,300        TELEPHONE+ DATA SYS INC                                                    26,702         30,745
         1,980        UNITED STATES CELLULAR CORP (b)                                            99,059         66,013
        70,783        VERIZON COMMUNICATIONS                                                  2,393,477      2,137,647
         2,660        VODAFONE GROUP PLC NEW (d)                                                 30,679         46,337
        11,424        WINDSTREAM CORP                                                           138,133         92,077
                                                                                          -------------   ------------
                                                                                              8,888,746      8,053,788         3.98%
   Utilities:
        24,467        AES CORP (b)                                                              353,174        142,153
         4,500        AGL RES INC                                                               135,198        119,385
         3,000        ALLEGHENYENERGY INC                                                       168,525         69,510
         5,400        AMEREN CORP                                                               209,724        125,226
         9,200        AMERICAN ELEC PWR INC                                                     309,797        232,392
         3,488        AQUA AMERINC                                                               67,899         69,760
        23,700        CALPINE CORP (b)                                                          157,961        161,397
         5,800        CENTERPOINT ENERGY INC                                                     66,308         60,494
        14,300        CMS ENERGY CORP                                                           204,448        169,312
         6,600        CONSOLIDATED EDISON INC                                                   273,555        261,426
         3,515        CONSTELLATION ENERGY GROUP INC                                            156,028         72,620
        13,562        DOMINION RES INC VA NEW                                                   478,679        420,286
         5,300        DTE ENERGY CO                                                             213,573        146,810
        30,013        DUKE ENERGY HLDG CORP                                                     391,340        429,786
         8,700        DYNEGY INC DEL (b)                                                         61,901         12,267
         9,425        EDISON INTL                                                               108,441        271,534
         4,764        ENTERGY CORP NEW                                                          192,987        324,381
         4,000        EQT CORP                                                                  132,900        125,320
        16,432        EXELON CORP                                                               780,346        745,848
         7,216        FIRSTENERGY CORP                                                          371,700        278,538
         9,672        FPL GROUPINC                                                              454,710        490,661
         3,300        INTEGRYS ENERGY GROUP INC                                                 164,560         85,932
         7,300        MDU RES GROUP INC                                                         233,491        117,822
         7,200        MIRANT CORP NEW (b)                                                       263,250         82,080
         2,900        NALCO HLDG CO                                                              58,310         37,903
         1,500        NATIONAL FUEL GAS CO N J                                                   38,322         46,005
         7,800        NISOURCE INC                                                              128,106         76,440
         2,600        NORTHEASTUTILS                                                             64,649         56,134
         6,400        NRG ENERGY INC (b)                                                        272,994        112,640
         2,700        NSTAR                                                                      92,265         86,076
         3,900        NV ENERGYINC                                                               52,241         36,621
         2,400        OGE ENERGY CORP                                                            43,344         57,168
         6,028        PEPCO HLDGS INC                                                           119,419         75,229
         7,100        PETROHAWKENERGY CORP (b)                                                  263,718        136,533
         9,800        PG+E CORP                                                                 131,785        374,556
         1,300        PIEDMONT NAT GAS INC                                                       31,174         33,657
         2,400        PINNACLE WEST CAP CORP                                                     71,637         63,744
         9,787        PPL CORP                                                                  311,030        280,985
         6,131        PROGRESS ENERGY INC                                                       230,254        222,310
        12,084        PUBLIC SVC ENTERPRISE GROUP                                               368,836        356,115
         5,800        QUESTAR CORP                                                               66,188        170,694
        12,600        RELIANT ENERGY INC (b)                                                    161,722         40,194
         4,800        SCANA CORP NEW                                                            166,536        148,272
         7,900        SEMPRA ENERGY                                                             425,441        365,296
        18,159        SOUTHERN CO                                                               514,342        556,029
         2,200        SOUTHERN UN CO NEW                                                         28,347         33,484

                           CLEARWATER INVESTMENT TRUST
          Schedule of Investments - Clearwater Growth Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                  Percent
    amount                                                                                                   Market          of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
   Utilities (Cont'd):
        16,754        SPECTRA ENERGY CORP                                                 $     311,302        236,902
         7,600        TECO ENERGY INC                                                            90,842         84,740
         6,500        UGI CORP NEW                                                              139,688        153,465
         3,710        WISCONSINENERGY CORP                                                       71,536        152,741
        12,125        XCEL ENERGY INC                                                           108,918        225,889
                                                                                          -------------   ------------
                                                                                             10,313,437      9,234,762         4.56%
Cash equivalents:
     4,624,058        SSGA MONEY MARKET FUND, current rate 2.25%                              4,624,058      4,624,058
                                                                                          -------------   ------------
                                                                                              4,624,058      4,624,058         2.28%
                                                                                          -------------   ------------   ----------
                             Grand total (c)                                              $ 221,487,699    205,868,207       101.65%
                                                                                          =============   ============   ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2009, the cost for Federal income tax purposes was $221,769,931. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                Gross unrealized appreciation                                             $  32,618,447
                Gross unrealized depreciation                                               (48,520,171)
                                                                                          -------------
                   Net unrealized appreciation                                            $ (15,901,724)
                                                                                          =============

      (d) Foreign security values are stated in U.S. dollars. As of March 31, 2009 the value of foreign securities represented 0.027% of net assets.

  Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                                         Investments in
                                                                                           Securities
             Valuation inputs                                                               at Value
             ----------------                                                            --------------
             Level 1 - Quoted Prices                                                     $  201,244,149
             Level 2 - Other Significant Observable inputs                                    4,624,058
             Level 3 - Significant unobservable Inputs                                               --
                                                                                         --------------
             Total                                                                          205,868,207
                                                                                         ==============

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2009

     Face                                                                                                                 Percent
    amount                                                                                                    Fair           of
   or shares                                     Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
Common stocks:

   Consumer discretionary:
         6,600        AMERISTARCASINOS INC                                                $      50,837         83,028
        32,800        CENTURY CASINOS INC (b)                                                    44,773         50,840
         3,650        CKE RESTAURANTS INC                                                        29,640         30,660
        47,200        DENNYS CORP (b)                                                           116,762         78,824
         6,900        EDCI HLDGS INC (b)                                                         27,658         28,911
        23,675        FUEL SYS SOLUTIONS INC (b)                                                624,063        319,139
        30,000        GAYLORD ENTMT CO NEW (b)                                                  783,218        249,900
       113,600        HANCOCK FABRICS INC (b)                                                    47,051         76,112
       357,467        HANDLEMANCO DEL (b)                                                       498,524         12,154
        23,500        HANESBRANDS INC (b)                                                       550,908        224,895
        34,490        JAKKS PACINC (b)                                                          759,732        425,952
        45,830        JO ANN STORES INC (b)                                                     522,900        748,862
        18,000        ORIENT EXPRESS HOTELS LTD                                                 467,148         73,800
        42,655        PHILLIPS VAN HEUSEN CORP                                                1,490,307        967,415
        40,000        SAKS INC (b)                                                              739,154         74,800
        12,000        SNAP ON INC                                                               552,421        301,200
        14,337        SPARTAN MTRS INC                                                           35,176         57,635
        12,100        TRACTOR SUPPLY CO (b)                                                     407,601        436,326
        11,850        VAIL RESORTS INC (b)                                                      430,566        242,096
        13,000        WABCO HLDGS INC                                                           614,201        160,030
        71,875        WABTEC                                                                  2,744,453      2,313,922
        37,575        WMS INDUSTRIES INC (b)                                                    782,123        785,693
        24,000        WYNDHAM WORLDWIDE CORP                                                    691,325        100,800
        43,900        ZAGG INC (b)                                                               87,341         90,434
                                                                                          -------------   ------------
                                                                                             13,097,882      7,933,427         6.16%
   Consumer staples:
        23,000        DR PEPPERSNAPPLE GROUP INC (b)                                            361,424        388,930
        27,000        FLOWERS FOODS INC                                                         511,723        633,960
         1,650        INGLES MKTS INC                                                            23,628         24,635
        15,614        INTER PARFUMS INC                                                          77,757         91,030
         2,150        J + J SNACK FOODS CORP                                                     74,314         74,369
       112,021        MEDIFAST INC (b)                                                          560,538        464,887
         9,950        OMEGA PROTEIN CORP (b)                                                     53,572         26,268
        23,400        OVERHILL FARMS INC (b)                                                    120,595         89,388
        24,625        RALCORP HLDGS INC NEW (b)                                               1,407,016      1,326,795
        65,000        SALLY BEAUTY HLDGS INC (b)                                                562,956        369,200
        94,825        SPARTAN STORES INC                                                      1,929,645      1,461,253
        25,000        SUPERVALUINC                                                              476,323        357,000
        64,485        TREEHOUSE FOODS INC (b)                                                 1,447,165      1,856,523
                                                                                          -------------   ------------
                                                                                              7,606,655      7,164,237         5.56%
   Energy:
        37,700        BARRETT BILL CORP (b)                                                     837,507        838,448
        18,000        COMSTOCK RES INC (b)                                                      530,236        536,400
        45,165        DRIL QUIPINC (b)                                                        1,061,582      1,386,566
        34,000        EXCO RES INC (b)                                                          570,189        340,000
        22,000        GOODRICH PETE CORP (b)                                                    668,990        425,920
        25,015        GULFMARK OFFSHORE INC (b)                                                 945,682        596,858
         9,475        NATCO GROUP INC (b)                                                       152,349        179,362
        14,000        PLAINS EXPL & PRODTN CO (b)                                               615,865        241,220
        23,000        TESCO CORP (b)                                                            570,490        179,860
        25,420        WHITING PETE CORP NEW (b)                                                 766,436        657,107
        27,000        WILLBROS GROUP INC (b)                                                    458,328        261,900
                                                                                          -------------   ------------
                                                                                              7,177,654      5,643,640         4.38%
   Financials:
         3,475        ABINGTON BANCORP INC PENN                                                  31,953         28,773
        36,660        AMERICAN CAMPUS CMNTYS INC                                                701,405        636,418
        72,550        AMTRUST FINANCIAL SERVICES                                                606,550        692,853
        21,025        ASPEN INSURANCE HOLDINGS LTD                                              453,013        472,222
        30,000        BANKFINANCIAL CORP                                                        512,714        299,100
         1,400        BERKSHIREHILL BANCORP INC                                                  33,441         32,088
         6,200        BROOKLINEBANCORP INC DEL                                                   58,884         58,900
        45,000        CAPLEASE INC                                                               84,500         88,650
        15,050        CENTER FINL CORP CA                                                        43,848         42,441
        20,000        CITIZENS FIRST BANCORP INC                                                478,265         21,800
        12,552        COGDELL SPENCER INC                                                       189,444         64,015
        29,980        COMMUNITYTR BANCORP INC                                                   850,081        801,965
        35,700        CORPORATEOFFICE PPTYS TR                                                1,023,016        886,431

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2009

        34,500        EASTERN INS HLDGS INC                                                     454,633        268,065
        20,500        EASTGROUPPPTYS INC                                                        591,321        575,435
        47,000        EPOCH HLDG CORP                                                           635,624        322,890
        37,976        FIRST MERCHANTS CORP                                                      750,293        409,761
        84,000        FIRST NIAGARA FINL GROUP INC                                            1,211,964        915,600
        13,850        FIRST POTOMAC RLTY TR                                                     168,166        101,798
        27,000        FORESTAR GROUP INC (b)                                                    636,481        206,550
        10,750        GLADSTONECOML CORP                                                         94,911         95,460
        57,010        HEALTHCARE RLTY TR                                                        954,045        854,580
        34,080        HOME FED BANCORP INC MD                                                   450,267        297,518
         5,350        HORACE MANN EDUCATORS CORP NEW                                             42,744         44,780
         3,524        HORIZON BANCORP IND                                                        53,943         39,116
         1,751        INVESTORSTITLE INS CO                                                      49,648         50,761
        22,960        IPC HOLDINGS LTD BERMUDA (d)                                              502,430        620,838
       141,228        KITE RLTYGROUP TR                                                       1,376,692        346,009
        32,750        MEDICAL PPTYS TR INC                                                      161,024        119,538
        91,145        NATIONAL RETAIL PPTYS INC                                               1,729,380      1,443,737
        70,200        NEWALLIANCE BANCSHARES INC                                                874,446        824,148
       131,820        ORIENTAL FINL GROUP INC                                                   772,423        643,282
        32,875        PLATINUM UNDERWRITERS HOLDINGS                                            979,899        932,335
        20,000        PRIVATEBANKCORP INC                                                       668,656        289,200
        14,015        PULASKI FINL CORP                                                         125,531         70,075
        21,125        REDWOOD TR INC.                                                           238,944        324,269
        31,840        RENASANT CORP                                                             646,921        399,910
         4,150        STEWART INFORMATION SVCS CORP                                              77,304         80,925
        11,975        STIFEL FINL CORP (b)                                                      444,490        518,637
        57,850        TEXAS CAPBANCSHARES INC (b)                                               894,262        651,391
         1,550        URSTADT BIDDLE PPTYS INC                                                   23,225         20,801
        68,950        WESTFIELDFINL INC NEW                                                     733,052        606,760
                                                                                          -------------   ------------
                                                                                             21,409,837     16,199,823        12.59%
   Healthcare:
        16,660        AMEDISYS INC (b)                                                          622,200        457,983
       127,500        AMERICAN MED SYS HLDGS (b)                                              1,201,927      1,421,625
        15,790        AMERIGROUP CORP (b)                                                       438,995        434,857
        10,000        AMERISOURCEBERGEN CORP                                                    327,861        326,600
        20,595        BIO IMAGING TECHNOLOGIES INC (b)                                          112,221         70,847
        14,515        BIO RAD LABORATORIES INC (b)                                            1,068,032        956,539
       171,061        BRUKER CORP (b)                                                           767,359      1,053,736
        30,775        CATALYST HEALTH SOLUTIONS INC (b)                                         604,952        609,961
        12,000        COVIDIEN LTD                                                              503,805        398,880
        26,358        DIGIRAD CORP (b)                                                           28,632         28,203
        63,300        HEALTHSPRING INC (b)                                                      952,861        529,821
        30,473        HEALTHTRONICS INC (b)                                                      75,346         41,443
        20,000        HILL ROM HLDGS                                                            418,167        197,800
         8,320        HOME DIAGNOSTICS INC DEL (b)                                               55,054         47,174
        43,355        IMMUCOR CORP (b)                                                        1,140,317      1,090,378
        28,000        IMS HEALTH INC                                                            419,289        349,160
         3,850        INVACARE CORP                                                              65,173         61,716
        89,990        KENDLE INTL INC (b)                                                     2,503,299      1,886,190
        36,106        LANGER INC (b)                                                             12,583         12,637
        33,945        MARTEK BIOSCIENCES CORP                                                   962,015        619,496
        23,450        MAXIMUS INC                                                               823,394        934,717
        24,050        NOVAMED EYECARE INC (b)                                                    86,868         54,594
        26,617        ORASURE TECHNOLOGIES INC (b)                                               89,785         67,341
        25,000        PERRIGO CO                                                                495,965        620,750
        20,000        PHARMERICA CORP (b)                                                       393,001        332,800
        37,875        PSYCHIATRIC SOLUTIONS INC (b)                                           1,167,039        595,774
       128,530        SYMMETRY MED INC (b)                                                    1,845,630        811,024
        29,500        SYNERGETICS USA INC (b)                                                    48,125         23,600
        72,680        THORATEC CORP (b)                                                       1,496,084      1,867,149
        19,300        UNITED THERAPEUTICS CORP DEL (b)                                        1,276,253      1,275,537
        18,550        UNIVERSALHEALTH SVCS INC                                                  714,680        711,207
                                                                                          -------------   ------------
                                                                                             20,716,912     17,889,539        13.90%
   Industrials:
        73,445        ACTUANT CORP                                                            1,155,295        758,687
        14,000        ACUITY BRANDS INC                                                         504,959        315,560
        27,000        AECOM TECHNOLOGY CORP (b)                                                 628,313        704,160
        10,650        ALLIED DEFENSE GROUP INC (b)                                               64,813         41,961
        36,000        ALTRA HLDGS INC (b)                                                       544,587        139,680
        18,000        AMERICAN RAILCAR INDS INC                                                 493,342        137,340
         1,923        AMERICAN SCIENCE + ENGR INC                                               112,114        107,303
        20,994        APPLIED SIGNAL TECHNOLOGY INC                                             350,146        424,709
        46,925        ARGON ST INC (b)                                                          845,096        890,167
        16,200        ASTRONICSCORP (b)                                                         199,005        178,200
         2,475        ASTRONICSCORP (b)                                                          32,956         25,369
        17,700        AXSYS TECHNOLOGIES INC (b)                                                667,479        744,108

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2009

        52,155        BE AEROSPACE INC (b)                                                    1,625,673        452,184
        12,000        BRINKS CO                                                                 344,277        317,520
        20,000        BRINKS HOME SEC HLDGS INC (b)                                             459,348        452,000
        18,000        BUCYRUS INTL INC NEW                                                      429,218        273,240
        12,863        CECO ENVIRONMENTAL CORP (b)                                                32,655         37,946
        23,500        CHICAGO BRDG + IRON CO N V                                                512,687        147,345
        16,400        CLARCOR INC                                                               399,483        413,116
        24,000        COLFAX CORP (b)                                                           346,190        164,880
       121,450        CORRPRO COS INC (b)                                                       168,275        174,888
        22,250        COVANTA HLDG CORP (b)                                                     429,012        291,253
        60,250        CURTISS WRIGHT CORP                                                     2,400,153      1,690,013
        13,450        DONALDSONCO INC                                                           407,060        360,998
         8,400        ENNIS INC                                                                 121,818         74,424
        13,850        ENPRO INDS INC (b)                                                        429,513        236,835
         8,500        FLOWSERVECORP                                                             433,671        477,020
        23,500        FOSTER L B CO (b)                                                         542,920        583,505
        20,000        FOSTER WHEELER LTD (b)                                                    407,971        349,400
        40,140        GARDNER DENVER INC (b)                                                  1,287,203        872,644
       560,950        GENCORP INC (b)                                                           237,030        204,747
       156,450        GENCORP INC (b)                                                           921,900        331,674
        19,950        GENESEE & WYO INC (b)                                                     502,922        423,938
        79,783        GEVITY HRINC                                                              284,498        315,143
        13,000        HARSCO CORP                                                               678,865        288,210
         9,400        HAWAIIAN HLDGS INC (b)                                                     29,164         35,062
        20,365        HEWITT ASSOCS INC (b)                                                     544,862        606,062
         7,530        HURON CONSULTING GRP INC (b)                                              303,865        319,498
        56,527        ICF INTL INC (b)                                                          894,848      1,298,425
        98,475        ICONIX BRAND GROUP INC (b)                                                983,131        871,504
        47,062        II VI INC (b)                                                           1,109,829        808,525
         4,750        INSTEEL INDS INC                                                           38,537         33,060
        46,950        INVENTUREGROUP INC (b)                                                     87,423         64,322
       140,350        ITEX CORP (b)                                                              81,502         83,508
        40,000        JOHN BEANTECHNOLOGIES CORP                                                516,680        418,400
        13,300        JOY GLOBAL INC                                                            515,967        283,290
        17,550        KANSAS CITY SOUTHERN (b)                                                  461,425        223,061
           950        KEY TECHNOLOGY INC (b)                                                     12,683          8,360
        20,825        KIRBY CORP (b)                                                            492,324        554,778
        35,750        KOPPERS HLDGS INC                                                       1,471,087        519,090
        23,282        KREISLER MFG CORP (b)                                                     170,323         92,895
           980        KVH INDS INC (b)                                                            3,910          4,861
        58,900        MANITOWOCINC                                                              468,094        192,603
        67,450        MCDERMOTT INTL INC (b)                                                    979,168        903,156
        43,000        MUELLER WTR PRODS INC                                                     654,608        141,900
        42,225        PERINI CORP (b)                                                         1,250,260        519,368
        11,000        SHAW GROUP INC (b)                                                        545,024        301,510
        48,548        STAMFORD INDL GROUP INC (b)                                               362,814         97,096
        14,500        TENNANT CO                                                                600,951        135,865
        11,800        TEREX CORP NEW (b)                                                        500,395        109,150
        10,650        THOMAS + BETTS CORP (b)                                                   497,587        266,463
        18,000        TIMKEN CO                                                                 583,801        251,280
        33,150        TOTAL SYSSVCS INC                                                         420,601        457,802
        12,000        TYCO INTERNATIONAL LTD BERMUDA (d)                                        583,430        234,720
        11,370        ULTRALIFECORP COM (b)                                                      92,192         87,890
       638,674        VALASSIS COMMUNICATIONS INC (b)                                         3,847,479      1,002,718
         1,600        VSE CORP                                                                   44,764         42,720
        36,363        WHX CORP (b)                                                              468,130        243,632
        89,375        WRIGHT EXPRESS CORP (b)                                                 1,732,362      1,628,413
                                                                                          -------------   ------------
                                                                                             40,349,666     26,241,149        20.38%
   Information technology:
       373,585        3COM CORP (b)                                                             766,652      1,154,378
       383,546        8X8 INC NEW (b)                                                           396,604        222,418
        64,400        ADAPTEC INC (b)                                                           167,802        154,560
       149,400        ADVANCED ANALOGIC TECHNOLOGIES (b)                                        394,323        537,840
         2,650        AETRIUM INC (b)                                                             3,749          3,896
       116,765        ALLIANCE FIBER OPTIC PRODS INC (b)                                        133,453         80,568
        41,100        ANADIGICSINC (b)                                                           67,125         85,077
        16,525        ANALOGIC CORP                                                             437,231        529,131
       174,706        ANAREN INC (b)                                                          1,880,911      1,911,284
        80,700        AVOCENT CORP (b)                                                        1,636,285        979,698
        44,175        AXT INC (b)                                                               176,071         37,549
        81,950        BLUEPHOENIX SOLUTIONS LTD (b)                                             228,878        157,344
        60,230        CACI INTLINC (b)                                                        1,780,740      1,697,153
        92,950        CALAMP CORP (b)                                                            62,620         51,123
        12,337        CEVA INC (b)                                                               79,599         89,813
        42,825        COMTECH TELECOMMUNICATIONS (b)                                            950,655      1,060,775
        13,550        CONCURRENT COMPUTER CORP NEW (b)                                           48,140         49,051

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2009

        32,482        DATALINK CORP (b)                                                         109,622         93,873
       122,484        DAYSTAR TECHNOLOGIES INC (b)                                              301,483        134,732
        20,840        DST SYS INC DEL (b)                                                       741,131        721,481
        95,676        DYNAMICS RESH CORP (b)                                                    876,336        692,694
        29,039        FREQUENCYELECTRS INC (b)                                                  126,463         96,409
        88,119        GILAT SATELLITE NETWORKS LTD (b)                                          448,622        296,961
        10,226        GLOBECOMMSYS INC (b)                                                       53,257         59,209
       675,700        GRAPHON CORP (b)                                                          196,087         60,813
        17,700        GSI TECHNOLOGY INC (b)                                                     55,786         44,781
        46,925        HENRY JACK + ASSOC INC                                                    992,507        765,816
         7,300        INDUSTRIAL SVCS AMER INC FL                                                62,421         33,507
         8,909        INFOSPACEINC (b)                                                           50,375         46,327
        15,050        INTEGRAL SYS INC MD (b)                                                   146,183        129,430
        21,100        ITERIS INC NEW (b)                                                         26,871         27,641
        20,000        LENDERPROCESSING SVCS INC                                                 548,268        612,200
       110,949        LOGICVISION INC DE (b)                                                     90,360        110,949
       282,852        LOOKSMART LTD (b)                                                         794,214        288,509
        49,825        MACROVISION SOLUTIONS CORP (b)                                            663,929        886,387
        23,300        MEMSIC INC (b)                                                             37,970         46,717
        17,289        MERCURY COMPUTER SYS INC (b)                                               92,691         95,608
        37,800        MICROTUNE INC DEL (b)                                                     111,533         68,796
         4,442        NCI INC (b)                                                               113,371        115,492
        10,200        O2MICRO INTL LTD (b) (d)                                                   22,350         34,884
        20,116        OPNEXT INC (b)                                                             34,049         34,398
         3,000        OSI SYS INC (b)                                                            45,757         45,780
       237,821        RADIANT SYS INC (b)                                                     2,470,376      1,048,791
         8,750        RADISYS CORP (b)                                                           53,835         53,025
       364,830        SELECTICAINC DEL (b)                                                      159,131        149,580
         6,550        SHORETEL INC (b)                                                           26,617         28,231
        29,350        SPECTRUM CTL INC (b)                                                      232,736        206,331
         2,200        STANDARD MICROSYSTEMS CORP (b)                                             36,283         40,920
         7,260        SUPER MICRO COMPUTER INC (b)                                               36,957         35,719
         9,950        SYMMETRICOM INC (b)                                                        35,121         34,825
        17,950        SYNAPTICSINC (b)                                                          427,510        480,342
        21,690        TELEDYNE TECHNOLOGIES INC (b)                                             945,577        578,689
        69,263        TIER TECHNOLOGIES INC (b)                                                 562,604        320,688
        15,600        TRIDENT MICROSYSTEMS INC (b)                                               26,650         22,776
        16,922        TRIQUINT SEMICONDUCTOR INC (b)                                             39,834         41,797
       241,085        UNISYS CORP (b)                                                           152,131        127,775
        11,200        UNITED ONLINE INC                                                          65,783         49,952
         3,550        VALUECLICK INC (b)                                                         21,797         30,211
       114,822        VIASAT INC (b)                                                          2,302,175      2,390,594
         5,950        VICON INDS INC (b)                                                         31,545         31,654
        57,978        VIRAGE LOGIC CORP (b)                                                     196,093        188,429
        23,300        ZILOG INC (b)                                                              55,218         54,755
       131,450        ZORAN CORP (b)                                                            794,526      1,156,760
                                                                                          -------------   ------------
                                                                                             24,624,971     21,416,893        16.63%
   Materials:
        17,000        APTARGROUP INC                                                            711,338        529,380
        10,500        DELTIC TIMBER CORP                                                        503,271        413,805
        14,955        FMC CORP                                                                  562,444        645,159
        29,000        GREIF INC                                                               1,556,979        965,410
        29,777        HAYNES INTL INC (b)                                                     1,278,225        530,626
        12,150        NORTH AMERN GALVANIZING (b)                                                42,956         36,693
         2,250        OM GROUP INC (b)                                                           35,412         43,470
        48,070        ROCK TENNCO                                                             1,359,244      1,300,294
        25,540        ROCKWOOD HLDGS INC (b)                                                    757,125        202,788
       218,970        SOLUTIA INC (b)                                                         1,440,184        409,474
        14,000        TEXAS INDS INC                                                            775,328        350,000
        11,900        UFP TECHNOLOGIES INC (b)                                                   68,689         52,955
        42,000        ZEP INC                                                                   601,927        429,660
                                                                                          -------------   ------------
                                                                                              9,693,122      5,909,713         4.59%
   Utilities:
        11,900        ALLEGHENYENERGY INC                                                       500,010        275,723
        50,780        ALLETE INC                                                              1,962,503      1,355,318
         2,300        AMERICAN STS WTR CO                                                        77,315         83,536
        24,500        CALPINE CORP (b)                                                          460,694        166,845
         6,350        CENTRAL VT PUBLIC SERVICE                                                 132,577        109,855
         7,500        CHESAPEAKE UTILS CORP                                                     210,824        228,600
        19,000        CLECO CORP NEW                                                            470,134        412,110
         9,650        CONNECTICUT WTR SVC INC                                                   234,888        195,702
         5,350        CONSOLIDATED WATER CO LTD                                                  61,186         58,048
        52,000        DPL INC                                                                 1,141,935      1,172,080
        14,000        ITC HLDGSCORP                                                             638,988        610,680
        38,712        MDU RES GROUP INC                                                         775,108        624,812
        14,800        MIDDLESEXWTR CO                                                           278,126        213,120

                           CLEARWATER INVESTMENT TRUST
         Schedule of Investments - Clearwater Small Cap Fund (unaudited)
                                 March 31, 2009

        68,030        NGP CAP RES CO                                                          1,101,107        338,109
        72,370        NEUSTAR INC (b)                                                         1,454,206      1,212,198
        27,780        ONEOK INCNEW                                                              497,865        628,661
        10,000        OTTER TAIL CORP                                                           361,449        220,500
         4,050        PENNICHUCK CORP                                                            71,735         82,823
        42,000        PETROHAWK ENERGY CORP (b)                                                 473,474        807,660
        24,500        PORTLAND GEN ELEC CO                                                      677,887        430,955
       143,225        PREMIERE GLOBAL SVCS INC (b)                                            1,922,071      1,263,245
         2,300        SJW CORP                                                                   60,522         58,489
        25,925        SOUTHWESTGAS CORP                                                         639,058        546,240
         9,600        SOUTHWESTWTR CO                                                            41,419         41,280
        59,069        SYNIVERSEHLDGS INC (b)                                                    811,811        930,927
         6,700        UNITIL CORP                                                               134,095        134,536
        15,000        VECTREN CORP                                                              380,013        316,350
         7,200        YORK WTR CO                                                                85,785         88,992
                                                                                          -------------   ------------
                                                                                             15,656,785     12,607,393         9.79%

ETFs:
   Commodities:
        23,000        POWERSHARES DB MULTI SECTOR                                               591,023        563,270
        15,000        SPDR SER TR                                                               402,983        288,300
                                                                                          -------------   ------------
                                                                                                994,006        851,570         0.66%
Cash equivalents:
     7,411,336        SSGA MONEY MARKET FUND, Current rate 0.35%                              7,411,336      7,411,336         5.76%
                                                                                          -------------   ------------   ----------
                         Grand Total (c)                                                  $ 168,738,825    129,268,720       100.40%
                                                                                          =============   ============   ==========

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2009, the cost for Federal income tax purposes was $168,738,825. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                                             $   6,197,490
                Gross unrealized depreciation                                               (45,667,596)
                                                                                          -------------
                   Net unrealized appreciation                                            $ (39,470,105)
                                                                                          =============

      (d) Foreign security values are stated in U.S. dollars. As of March 31, 2009, the value of foreign securities represented 0.69% of net assets.

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calue the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                                         Investments in
                                                                                           Securities
             Valuation inputs                                                               at Value
                                                                                         --------------
             Level 1 - Quoted Prices                                                     $  121,857,384
             Level 2 - Other Significant Observable inputs                                    7,616,083
             Level 3 - Significant unobservable Inputs                                               --
                                                                                         --------------
             Total                                                                       $  129,473,466
                                                                                         ==============

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

   Face                                                                                                                 Percent
  Amount                                                             Maturity    Coupon                    Market         of
 or shares                         Security                            date       rate        Cost        Value (a)   net assets
-----------      -----------------------------------------------   -----------   ------   ------------   ----------   ----------
                 Closed-end funds:
     47,200         AMERICAN MUN INCOME                                                   $    554,976      496,544
    134,900         BLACKROCKLONG TERM MUN                                                   1,395,071    1,096,737
     18,200         BLACKROCKMUN BD TR                                                         169,379      196,196
     25,100         BLACKROCKMUN INCOME TR II                                                  237,725      258,530
     21,837         BLACKROCKMUNI YIELD                                                        275,930      225,576
    186,000         BLACKROCKMUNIHOLDINGS FL INSD                                            2,175,942    1,884,180
     59,500         BLACKROCKMUNIHOLDINGS INSD FD                                              749,861      619,990
     71,200         BLACKROCKMUNIYIELD FLA FD INC                                              905,807      731,224
     78,300         BLACKROCKMUNIYIELD INSD FD                                               1,032,557      852,687
     61,100         BLACKROCKMUNIYIELD MI INSD FD                                              820,293      625,053
     34,000         BLACKROCKMUNIYIELD MICH INSD                                               424,838      324,020
     54,700         BLACKROCKMUNIYIELD PA INSD                                                 774,527      615,922
     28,100         BLACKROCKMUNIYIELD QUALITY FD                                              333,747      269,479
     12,500         DREYFUS STRATEGIC MUN BD FD                                                 68,613       79,250
    202,100         DWS MUN INCOME TR                                                        2,199,611    1,861,341
      1,000         EATON VANCE                                                                  8,280       10,250
      1,100         EATON VANCE INSD MI MUN BD FD                                               15,510       11,660
     22,800         EATON VANCE NATL MUN INCOME T                                              286,929      220,932
     10,800         FEDERATEDPREMIER MUN INCOME                                                128,672      125,928
     84,500         INSURED MUN INCOME FD                                                    1,116,261      963,300
     57,200         INVESTMENT GRADE MUNI INC FD                                               772,405      643,500
     93,500         MBIA CAP CLAYMORE MANAGED                                                1,194,493      926,585
      6,500         MFS HIGH INCOME NUM TR                                                      23,108       22,945
     67,200         MORGAN STANLEY DEAN WITTER                                                 507,600      439,488
     85,881         MSDW QUALITY MUNICIPAL INCOM                                               963,920      884,574
     77,800         MSDW QUALMUNI INVESTMENT TR                                                952,004      807,564
      9,139         NEUBERGERBERMAN INTER MUN FD                                               119,639      109,942
     35,600         NUVEEN DIVID ADVANTAGE MUN FD                                              395,022      393,024
     17,000         NUVEEN DIVID ADVANTAGE MUN FD3                                             185,431      190,400
    102,800         NUVEEN FLA INVT QUALITY MUN FD                                           1,345,366    1,099,960
    124,100         NUVEEN FLA QUALITY INCOME MUN                                            1,726,853    1,398,607
     13,500         NUVEEN INSD DIVID ADVANTAGE                                                181,771      165,510
      4,800         NUVEEN MASS PREM INCOME MUN FD                                              65,734       59,856
     30,600         NUVEEN MICH PREM INCOME MUN FD                                             404,605      310,896
     44,600         NUVEEN MUN ADVANTAGE FD INC                                                522,316      525,834
     15,500         NUVEEN N J INVT QUALITY MUN FD                                             211,528      167,400
     10,100         NUVEEN PADIVID ADVANTAGE MUN                                               127,549      117,665
     48,500         NUVEEN PAINVT QUALITY MUN FD                                               673,352      538,350
     14,400         NUVEEN PREM INCOME MUN FD 2                                                201,315      167,616
     27,100         NUVEEN PREMIER INC                                                         367,653      301,352
    116,479         PUTNAM MUN OPPORTUITIES TR                                               1,333,285    1,090,243
    126,000         SELIGMAN SELECT MUN FD INC                                               1,262,063    1,273,860
     66,200         VAN KAMPEN MERRITT                                                         754,583      709,664
    108,000         VAN KAMPEN MERRITT ADVANTAGE                                             1,260,111    1,002,240
     45,200         VAN KAMPEN MERRITT PA                                                      632,310      483,640
     25,300         VAN KAMPEN MERRITT SELECT SECT                                             262,871      227,700
     62,177         VAN KAMPEN MERRITT TR INVT                                                 880,329      676,486
     22,000         WESTERN ASSET MGNT MUNS FD INC                                             240,488      221,760
     48,606         WESTERN ASSET PARTNERS FD INC                                              620,291      539,527
     12,700         WESTERN INTER MUNI FD INC                                                  111,045      102,743
                                                                                          ------------   ----------
                                                                                            31,973,567   27,067,730         6.29%

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

                 Municipal bonds:
    750,000         ABILENE TEX HEALTH FACS DEV                     11/15/2028    5.150   $    750,000      685,643
  1,000,000         ADAMS CNTY NEB HOSP AUTH NO 1                   12/15/2028    5.500      1,021,718      879,080
    500,000         ADAMS CNTY PA INDL DEV AUTH                      8/15/2021    5.875        500,042      520,140
    750,000         ALABAMA HSG FIN AUTH SINGLE                       4/1/2038    4.500        555,287      614,828
  1,500,000         ALABAMA HSG FIN AUTH SINGLE                      10/1/2028    5.250      1,500,000    1,469,535
    200,000         ALABAMA SPL CARE FACS FING AUT                   11/1/2019    5.000        209,215      202,594
  1,270,000         ALACHUA CNTY FLA HEALTH FACS A                   12/1/2011    6.000      1,270,000    1,271,486
    500,000         ALASKA HSG FIN CORP HOME MTG                     12/1/2033    5.450        500,000      492,625
    350,000         ALASKA INDL DEV + EXPT AUTH CM                   12/1/2010    5.400        350,000      341,334
    250,000         ALASKA INDL DEV + EXPT AUTH CM                   12/1/2011    5.450        250,000      240,088
    500,000         ALASKA STHSG FIN CORP                             6/1/2049    6.000        505,375      502,895
  1,500,000         ALASKA STHSG FIN CORP                             6/1/2032    5.250      1,276,930    1,458,750
  2,000,000         ALASKA STHSG FIN CORP                            12/1/2034    5.250      2,009,150    1,955,720
    275,000         ALBANY N Y INDL DEV AGY CIVIC                     5/1/2016    6.500        275,000      214,090
    250,000         ALBANY N Y INDL DEV AGY CIVIC                     4/1/2020    5.000        254,951      199,963
    350,000         ALEUTIANSEAST BOROUGH ALASKA                      6/1/2025    5.500        313,656      190,943
    500,000         ALEXANDRIA VA REDEV + HSG AUTH                   10/1/2029    6.125        527,751      505,120
  1,025,000         ALISAL CALIF UN SCH DIST (c)                      8/1/2025    6.221        378,343      401,841
    340,000         ALLEGHENYCNTY PA HOSP DEV AUT                     4/1/2009    3.500        340,000      340,000
    350,000         ALLEGHENYCNTY PA HOSP DEV AUT                     4/1/2010    3.875        348,229      344,124
    250,000         ALTOONA IOWA URBAN RENEWAL TAX                    6/1/2028    6.000        252,259      226,618
    250,000         AMHERST NY INDL DEV AGY CIVIC                     1/1/2013    4.875        250,000      235,475
    500,000         ANDERSON IND ECONOMIC DEV REV                    10/1/2021    4.750        495,794      378,785
    440,000         ARBOR GREENE CMNTY DEV DIST FL                    5/1/2019    5.000        448,006      382,703
    500,000         ARIZONA HEALTH FACS AUTH                         10/1/2010    4.750        500,000      491,055
    760,903         ARIZONA HEALTH FACS AUTH REV                      7/1/2027    5.250        774,846      515,648
  1,750,000         ARLINGTONTEX SPL OBLIG                           8/15/2034    5.000      1,878,857    1,761,568
    375,000         ATLANTA GA DEV AUTH REV                           1/1/2031    5.000        383,731      324,630
    900,000         ATLANTA GA TAX ALLOCATION                         1/1/2020    5.400        894,651      726,255
    650,000         ATOKA CNTY OKLA HEALTHCARE                       10/1/2018    5.875        642,297      487,591
    630,000         AUSTIN TEX CONVENTION ENTERPRI                    1/1/2012    6.000        570,746      581,358
     50,000         AUSTIN TEX UTIL SYS REV                          5/15/2018    5.250         50,070       50,132
    400,000         AVE MARIASTEWARDSHIP CMNTY DE                    11/1/2012    4.800        399,678      262,148
    340,000         BADGER TOB ASSET SECURITIZATIO                    6/1/2027    6.125        346,788      367,764
    250,000         BAPTIST RD RURAL TRANSN AUTH                     12/1/2017    4.800        250,000      183,503
    495,000         BELMONT CMNTY DEV DIST FLA CAP (b)               11/1/2014    5.125        494,388      189,006
     75,000         BENTON HARBOR MICH CHARTER SCH                    5/1/2009   10.000         75,000       74,768
    500,000         BERKELEY CNTY S C SCH DIST INS                   12/1/2019    5.250        519,984      519,195
    500,000         BERKELEY CNTY S C SCH DIST INS                   12/1/2024    5.250        515,604      508,855
    750,000         BERKELEY CNTY S C SCH DIST INS                   12/1/2020    5.000        759,868      778,875
    300,000         BEXAR CNTY TEX HEALTH FACS DEV                    7/1/2027    5.000        308,775      197,421
    825,000         BEXAR CNTY TEX HSG FIN CORP MU                    4/1/2030    9.000        822,448      574,844
    250,000         BEXAR CNTY TEX HSG FIN CORP MU                    8/1/2030    6.100        252,008      175,258
    570,000         BEXAR CNTY TEX HSG FIN CORP MU                    8/1/2030    8.125        549,761      422,912
    190,000         BEXAR CNTY TEX HSG FIN CORP MU                    6/1/2011    5.500        188,636      178,484
  1,005,000         BEXAR CNTY TEX HSG FIN CORP MU (b)                6/1/2031   10.500      1,005,000      402,291
    465,000         BEXAR CNTY TEX HSG FIN CORP MU                   9/15/2021    8.750        465,000      439,481
    940,000         BEXAR CNTY TEX HSG FIN CORP MU                   12/1/2036    9.250        917,040      658,094
    250,000         BEXAR CNTY TEX HSG FIN CORP MU                   12/1/2021    6.500        268,531      192,253
    350,000         BIRMINGHAM BAPTIST MED CTR ALA                  11/15/2030    5.000        357,615      207,207
    140,000         BIRMINGHAM-SOUTHERN COLLEGE AL                   12/1/2025    6.125        142,771      104,546
    500,000         BIRMINGHAM-SOUTHERN COLLEGE AL                   12/1/2019    5.350        505,088      392,525
    350,000         BISHOP INTL ARPT AUTH MICH                       12/1/2017    5.125        346,747      304,455
    491,741         BISMARCK STATE COLLEGE                            4/1/2032    5.010        500,466      501,989
    650,000         BI-STATE DEV AGY MO ILL MET                      10/1/2033    5.250        651,452      612,450
    300,000         BLOUNT CNTY TENN HEALTH + EDL                     4/1/2012    4.750        299,490      284,805

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

    250,000         BLUE ASH OHIO TAX INCREMENT                      12/1/2021    5.000   $    253,198      219,598
    250,000         BLYTHE CALIF REDEV AGY REDEV P                    5/1/2028    5.800        200,462      191,905
    500,000         BOONE CNTY IND REDEV COMMN                        8/1/2023    5.375        505,938      424,960
    750,000         BOONE CNTY IND REDEV COMMN                        8/1/2028    5.000        740,817      579,458
    500,000         BOONE CNTY MO HOSP REV                            8/1/2028    5.750        518,225      463,930
    700,000         BOSTON MASS REV                                  10/1/2031    6.125        701,925      709,723
    150,000         BRANSON COMM PK CMNTY IMPT                        6/1/2010    5.000        149,577      148,860
    750,000         BRAZOS CNTY TEX HEALTH FAC DEV                    1/1/2032    5.375        772,263      596,783
    500,000         BRAZOS CNTY TEX HEALTH FAC DEV                    1/1/2033    5.500        505,767      396,985
    400,000         BRAZOS RIV TEX HBR NAV DIST                      5/15/2033    4.950        400,000      238,808
    500,000         BREVARD CNTY FLA HEALTH FACS                      4/1/2036    5.000        466,364      354,180
    253,000         BRIDGEVILLE DEL SPL OBLIG                         7/1/2035    5.125        253,000      164,845
    250,000         BROWNSBURG IND REDEV AUTH ECON                    8/1/2024    4.625        250,000      230,788
    250,000         BROWNSBURG IND REDEV AUTH ECON                    2/1/2029    4.700        250,000      231,595
     50,000         BROWNSVILLE TEX (c)                              2/15/2011    4.890         45,316       46,023
    960,000         BUCKEYE OHIO TOB SETTLEMENT                       6/1/2024    5.125        921,080      687,850
    165,000         BULLHEAD CITY ARIZ SPL ASSMT                      1/1/2010    6.100        165,876      165,300
    750,000         BUNCOME CNTY N C PROJ DEV FING                    8/1/2024    6.750        736,640      604,628
    250,000         BURKE CNTY GA DEV AUTH POLLUTN                   10/1/2032    4.375        250,000      253,005
    750,000         BURLINGTON KANS POLLUTION CTL                     6/1/2031    5.300        758,418      663,428
    395,000         BUTLER CNTY PA GEN AUTH REV                      10/1/2034    1.661        395,000      211,325
    365,000         CALIFORNIA CMNTYS HSG FIN AGY                    10/1/2011    5.000        364,634      346,330
    180,000         CALIFORNIA CMNTYS HSG FIN AGY                    12/1/2011    5.000        179,809      169,250
    150,000         CALIFORNIA CMNTYS HSG FIN AGY                     8/1/2012    4.650        149,795      139,410
    260,000         CALIFORNIA CMNTYS HSG FIN AGY                    11/1/2012    4.850        259,286      241,004
    165,000         CALIFORNIA CNTY CALIF TOB SECU                    6/1/2023    5.625        158,242      150,706
    310,000         CALIFORNIA CNTY CALIF TOB SECU                    6/1/2019    4.750        300,867      283,718
    175,000         CALIFORNIA CNTY CALIF TOB SECU                    6/1/2021    4.500        172,899      131,717
    500,000         CALIFORNIA CNTY CALIF TOB SECU                    6/1/2036    5.000        494,858      261,045
    500,000         CALIFORNIA HEALTH FACS FING                       4/1/2010    5.300        505,280      502,435
    500,000         CALIFORNIA HEALTH FACS FING                       3/1/2033    5.000        505,286      387,780
  1,225,000         CALIFORNIA HLTH FACS FING AUTH                    3/1/2021    6.250      1,229,559    1,225,564
    500,000         CALIFORNIA HSG FIN AGY REV                        8/1/2033    5.450        480,432      482,975
    750,000         CALIFORNIA MUN FIN AUTH ED REV                    6/1/2026    5.250        744,330      529,995
     40,000         CALIFORNIA ST                                    10/1/2020    5.250         40,999       40,048
    120,000         CALIFORNIA ST DEPT WTR RES CEN                   12/1/2027    5.375        125,169      120,131
  1,000,000         CALIFORNIA ST PUB WKS BRD LEAS                    3/1/2016    5.625        976,231    1,002,810
    750,000         CALIFORNIA STATEWIDE CMNTYS                       4/1/2037    5.125        757,546      471,015
    750,000         CALIFORNIA STATEWIDE CMNTYS                       6/1/2017    5.400        747,516      584,543
    350,000         CALIFORNIA STATEWIDE CMNTYS DE                    9/1/2029    6.000        350,000      273,266
    400,000         CALIFORNIA STATEWIDE CMNTYS DE                   8/15/2031    5.500        370,901      387,472
    620,000         CALIFORNIA STATEWIDE CMNTYS DE                  11/20/2036    6.150        656,835      677,133
    500,000         CALIFORNIA STATEWIDE CMNTYS DE                   5/15/2032    5.750        493,030      403,155
    200,000         CALIFORNIA STATEWIDE CMNTYS DE                   4/20/2036    7.000        200,000      211,002
    750,000         CALIFORNIA STATEWIDE CMNTYS DE                    3/1/2035    5.000        757,329      593,760
    350,000         CAMBRIDGEPA AREA JT AUTH GTD                     12/1/2028    5.625        341,636      296,737
  1,250,000         CAMERON TEX ED CORP REV                          8/15/2021    5.000      1,071,816      877,963
     80,000         CAPE GIRARDEAU CNTY MO INDL DE                    6/1/2032    5.750         82,975       65,428
    410,000         CAPITAL TR AGY FLA MULTIFAMILY                    6/1/2013    4.750        410,000      349,992
    750,000         CAPITAL TR AGY FLA MULTIFAMILY                    6/1/2038    5.875        763,431      417,780
  1,313,614         CARLSBAD N M INDL DEV REV                        4/15/2021    5.750      1,351,171    1,068,060
    105,000         CARSON CITY NEV HOSP REV                          9/1/2031    5.750        109,440      120,179
    125,000         CARSON CITY NEV HOSP REV                          9/1/2031    5.750        130,286       92,539
    750,000         CARTHAGE MO HOSP REV                              4/1/2010    4.500        745,314      738,848
  1,000,000         CENTER UNI SCH DIST CALIF (c)                     8/1/2031    6.074        265,516      217,730
    900,000         CENTINELAVALLEY CALIF UN HIGH                     8/1/2033    5.500        912,236      778,860
    280,000         CENTRAL NINE IND CAREER CTR BL                   1/15/2018    4.500        278,979      278,076

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

    595,000         CHANDLER PARK ACADEMY MICH                       11/1/2022    5.000   $    429,043      441,698
    270,000         CHARLESTON CNTY S C HOSP FACS                    10/1/2019    5.500        277,380      275,176
    400,000         CHARTIERSVALLEY PA INDL + COM                    8/15/2012    5.000        398,149      380,496
    150,000         CHATHAM CNTY GA HOSP AUTH REV                     1/1/2016    5.250        150,579      141,945
    500,000         CHATHAM CNTY GA HOSP AUTH REV                     1/1/2034    5.500        520,841      338,550
    500,000         CHEROKEE NATION OF OKLA HEALTH                   12/1/2021    4.600        500,000      396,830
    450,000         CHESTERFIELD CNTY VA INDL DEV                     7/1/2019    5.200        415,583      455,931
    250,000         CHESTERFIELD CNTY VA INDL DEV                     6/1/2017    5.875        255,942      257,915
     20,000         CHICAGO ILL MET HSG DEV CORP M                    7/1/2022    6.850         20,596       20,026
    500,000         CITIZEN POTAWATOMI NATION OKLA                    9/1/2016    6.500        500,000      470,420
    250,000         CLARK CNTY NEV ECONOMIC DEV RE                   5/15/2033    5.375        254,357      223,625
    455,000         CLARK CNTY NEV IMPT DIST                          2/1/2019    5.000        456,725      273,055
    250,000         CLARK CNTY NEV POLLUTN CTL REV                   10/1/2011    5.300        250,000      238,503
    355,000         CLEARWATER FLA HSG AUTH REV                       5/1/2024    5.350        254,333      247,911
    500,000         CLEVELANDCNTY OKLA JUSTICE                        3/1/2029    5.750        487,844      490,965
  1,155,000         CLEVELAND-CUYAHOGA CNTY OHIO P                   5/15/2023    5.250      1,026,265      872,141
    750,000         CLIFTON TEX HIGHER ED FIN CORP                   2/15/2018    7.750        738,166      739,538
    455,000         COLLIER CNTY FLA HSG FIN AUTH                    8/15/2015    5.250        453,415      469,742
    750,000         COLO HSG FIN AUTH SINGLE                         11/1/2034    5.000        750,117      748,680
  1,000,000         COLORADO EDL + CULTURAL FACS                      6/1/2033    5.500        973,847      872,270
    835,000         COLORADO EDL + CULTURAL FACS                    11/15/2028    6.750        835,000      842,849
    195,000         COLORADO EDL + CULTURAL FACS                     6/15/2012    4.625        193,009      187,325
     40,000         COLORADO HEALTH FACS AUTH REV                    12/1/2010    6.250         40,000       40,806
    600,000         COLORADO HEALTH FACS AUTH REV                    9/15/2022    5.000        593,591      475,320
     20,000         COLORADO HEALTH FACS AUTH REV                   11/15/2020    5.125         19,783       23,536
    280,000         COLORADO HEALTH FACS AUTH REV                   11/15/2020    5.125        276,963      274,820
  1,000,000         COLORADO HSG + FIN AUTH                          11/1/2029    5.500      1,000,000    1,011,520
    750,000         COMPARK BUSINESS CAMPUS MET                      12/1/2027    5.750        765,310      614,963
    260,000         CONCORDE ESTATES CMNTY DEV DIS                    5/1/2011    5.000        259,488      138,271
  1,250,000         CONNECTICUT ST DEV AUTH POLLUT                    9/1/2028    5.850      1,320,962    1,176,888
    500,000         CONNECTICUT ST HEALTH + EDL                       7/1/2025    6.000        507,019      434,595
    450,000         CONNECTICUT ST HLTH + EDL FACS                    7/1/2015    5.250        453,890      447,831
    375,000         CONNERTONWEST CMNTY DEV DIST                      5/1/2016    5.125        374,422      234,285
    380,000         COOK CNTYILL SCH DIST NO 148                     12/1/2027    4.500        351,660      358,412
    225,000         COOLIDGE ARIZ UNI SCH DIST NO                    10/1/2010    4.150        224,675      225,770
    637,000         CORTLAND ILL SPL TAX REV                          3/1/2017    5.500        631,986      386,958
    975,000         CROW FIN AUTH MONT TRIBAL PURP                   10/1/2017    5.650        931,985      983,756
    500,000         CUYAHOGA CNTY OHIO HSG MTG REV                   3/20/2042    5.700        514,698      501,120
  3,474,000         DALLAS TEX HSG FIN CORP MULTI-                  10/20/2032    6.750      3,458,846    3,609,278
    225,000         DALTON GADEV AUTH REV                            8/15/2026    5.250        226,947      185,459
    240,109         DENHAM SPRINGS-LIVINGSTON HSG                    11/1/2040    5.000        249,710      231,328
    750,000         DENVER COLO CONVENTION CTR                       12/1/2026    5.125        782,458      554,925
    500,000         DENVER COLO CONVENTION CTR                       12/1/2030    5.000        512,655      340,355
    400,000         DETROIT CMNTY HIGH SCH MICH                      11/1/2010    5.000        400,000      390,184
    500,000         DETROIT LAKES MINN HSG +                          8/1/2034    5.440        500,000      491,410
    750,000         DETROIT MICH                                      4/1/2020    5.250        754,723      558,510
    275,000         DICKINSONTEX                                      3/1/2020    5.500        275,880      275,905
    500,000         DINUBA CALIF FING AUTH LEASE R                    9/1/2038    5.375        494,511      328,775
  1,105,000         DIRECTOR ST NEV DEPT BUSINESS                   11/15/2014    6.000      1,094,582      668,238
    500,000         DISTRICT COLUMBIA REV                             6/1/2026    5.000        510,451      301,420
  2,000,000         DISTRICT COLUMBIA REV                             7/1/2025    6.000      2,038,749    2,044,760
    500,000         DORCHESTER CNTY S C SCH DIST                     12/1/2029    5.250        504,961      487,650
    425,000         DURBIN CROSSING CMNTY DEV DIST                   11/1/2010    4.875        424,818      294,253
    500,000         E-470 PUBHWY AUTH COLO REV                        9/1/2024    5.500        506,976      415,475
    240,000         EAST BATON ROUGE LA MTG FIN AU                   10/1/2024    4.625        240,000      231,250
    980,000         EAST POINT GA                                     2/1/2026    8.000      1,111,324      915,281
    800,000         EDEN PRAIRIE MINN MULTIFAMILY                    2/20/2043    6.200        873,665      845,584

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       250,000      EL PASO CNTY TEX HSG FIN CORP                      12/1/2015     7.000   $     250,000      229,683
       500,000      ELKHART CNTY IND HOSP AUTH REV                     8/15/2020     5.250         507,312      480,315
       500,000      ERIE CNTYOHIO HOSP FACS REV                        8/15/2013     6.000         528,123      515,490
     1,750,000      ERIE CNTYOHIO HOSP FACS REV                        8/15/2032     5.625       1,768,317    1,410,990
       250,000      ESCONDIDOCALIF UN HIGH SCH DI (c)                   5/1/2019     6.449         131,765      150,410
       500,000      ESTHERVILLE IOWA HOSP REV                           7/1/2020     6.300         506,874      510,605
       500,000      FAIRFAX CNTY VA REDEV + HSG AU                      8/1/2039     5.600         500,000      497,065
       250,000      FARGO N DHEALTH SYS REV                             6/1/2027     5.375         246,562      216,175
     2,956,188      FARGO N DUNIV FACS REV                            11/29/2027     5.110       2,973,810    2,993,790
       750,000      FARMINGTON N M POLLUTN CTL REV                     12/1/2016     5.700         750,000      652,650
       250,000      FARMINGTON N M POLLUTN CTL REV                     12/1/2016     6.300         250,000      227,718
       170,000      FARMINGTON N M POLLUTN CTL REV                      4/1/2022     5.800         173,330      141,013
       500,000      FARMINGTON N MEX HOSP REV                           6/1/2022     5.000         509,376      439,720
       747,000      FARMS NEWKENT VA CMNTY DEV                          3/1/2036     5.125         747,000      396,956
       315,000      FIDDLERS CREEK CMNTY DEV DIST                       5/1/2013     5.750         313,578      282,555
       400,000      FLAGSTAFFARIZ                                       1/1/2022     5.000         400,725      391,304
       975,000      FLAGSTAFFARIZ INDL DEV AUTH R                       7/1/2022     5.500         889,219      730,704
       500,000      FLORIDA HSG FIN CORP REV                            7/1/2033     5.450         500,000      485,550
     1,030,000      FOREST CREEK CMNTY DEV DIST                         5/1/2011     4.850       1,029,478      566,974
     1,000,000      FORT ML SC SCH FACS CORP                           12/1/2029     5.250         992,667      923,990
       500,000      FORT ML SC SCH FACS CORP                           12/1/2030     5.250         496,940      456,515
     1,000,000      FORT PIERCE FLA CAP IMPT REV                        9/1/2025     5.750         984,282    1,058,820
     1,000,000      FRANKLIN CNTY OHIO HEALTH CARE                      7/1/2035     5.125         578,563      594,470
     1,000,000      FRUITA COLO REV                                     1/1/2018     7.000         962,981      863,860
     1,250,000      FULTON CNTY GA DEV AUTH REV                        11/1/2028     5.250       1,073,583      853,663
       330,000      FULTON CNTY PA INDL DEV AUTH                        7/1/2011     5.375         329,538      318,757
       325,000      GALVESTONCNTY TEX HEALTH FACS                      11/1/2014     5.000         330,294      322,104
     1,059,836      GALVESTONCNTY TEX MUN UTIL                         8/12/2009     6.250       1,059,836    1,056,413
       500,000      GARDEN GROVE CALIF CTFS PARTN                       8/1/2023     5.700         512,516      502,040
       400,000      GEISINGERAUTH PA HEALTH SYS                         5/1/2037     1.554         400,000      180,500
       310,000      GENESEE CNTY N Y INDL DEV AGY                      12/1/2014     4.750         310,000      276,799
       500,000      GILA CNTYARIZ UNI SCH DIST NO                       7/1/2028     3.000         475,120      477,350
     1,000,000      GOLDEN STTOB SECURITIZATION                         6/1/2017     5.000         961,015      951,580
     1,000,000      GOLDEN STTOB SECURITIZATION (c)                     6/1/2022     1.294         843,760      845,300
     1,000,000      GOLDEN STTOB SECURITIZATION                         6/1/2047     5.125         847,311      502,730
       250,000      GOSHEN IND REDEV DIST TAX                           1/1/2028     5.875         250,000      191,555
     1,720,000      GRAND FORKS N D HEALTH CARE FA                     12/1/2010     6.625       1,720,000    1,722,563
     2,000,000      GRAND FORKS N D HEALTH CARE SY                     8/15/2027     5.625       2,007,514    1,753,500
       500,000      GRAND VALLEY MICH ST UNIV REV                      12/1/2024     5.300         494,711      500,115
       145,000      GRAVOIS BLUFFS TRANSN DEV DIST                      5/1/2018     4.000         143,905      110,673
     1,000,000      GRAVOIS BLUFFS TRANSN DEV DIST                      5/1/2032     4.750         705,984      632,950
       400,000      GROVE CITY PA AREA HOSP AUTH                        7/1/2012     5.250         398,154      400,276
       205,000      GROVE CITY PA AREA HOSP AUTH                        7/1/2012     5.250         205,880      200,707
       750,000      HAMILTON CNTY OHIO HEALTH CARE                      1/1/2037     5.000         627,125      470,910
       500,000      HAMMOND IND REDEV DIST REV                         1/15/2017     6.000         500,000      437,125
       500,000      HARRIS CNTY TEX DEPT ED PUB FA                     2/15/2023     5.750         508,691      525,330
       320,000      HARRIS CNTY TEX MUN UTIL DIST                       9/1/2018     5.000         320,696      313,242
       250,000      HARRISONVILLE MO ANNUAL                            11/1/2028     4.625         242,005      206,555
       350,000      HARVEY ILL                                         12/1/2027     5.500         358,695      326,386
     1,000,000      HAWAII STDEPT BUDGET + FIN                        11/15/2023     7.875         965,995      956,920
       360,000      HEALTH CARE AUTH FOR BAPTIST                      11/15/2018     5.000         371,294      337,324
       205,000      HENDERSONNEV LOC IMPT DISTS                         9/1/2011     4.300         177,223      193,938
     1,500,000      HENDERSONNEV LOC IMPT DISTS                         9/1/2010     4.500       1,500,000      909,300
       100,000      HERITAGE ISLE AT VIERA CMNTY D                     11/1/2009     5.000          99,984       90,357
       255,000      HIGHLANDSCNTY FLA HEALTH FACS                     11/15/2027     5.000         257,771      222,732
       500,000      HILLSBOROUGH CNTY FLA INDL DEV                     10/1/2024     5.250         511,953      426,670
       500,000      HIMALAYA WTR + SANTN DIST COLO                     12/1/2035     5.000         513,256      388,835

                          CLEARWATER INVESTMENT TRUST
     Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       250,000      HOLLYWOODFLA CMNTY REDEV AGY                        3/1/2024     5.625   $     203,139      200,560
     2,500,000      HOPKINS CNTY KY HOSP REV                          11/15/2011     6.625       2,478,233    2,491,750
       500,000      HOPKINS CNTY TEX HOSP DIST                         2/15/2023     5.500         487,650      388,790
       398,000      HOUMA-TERREBONNE PUB TR FING A                     12/1/2040     5.150         415,788      387,174
       250,000      HOWARD CNTY MD RETIREMENT                           4/1/2027     5.250         255,895      158,200
       500,000      HUNTSVILLE ALA HEALTH CARE AUT                      6/1/2022     5.625         522,703      479,760
       400,000      HUNTSVILLE-REDSTONE VLG ALA                         1/1/2015     5.250         400,000      351,880
       500,000      HURON CNTY OHIO HOSP FACS REV                      12/1/2022     5.000         501,977      464,575
       120,000      IDAHO HEALTH FACS AUTH HOSP                         8/1/2009     5.750         120,094      119,802
       110,000      IDAHO HEALTH FACS AUTH HOSP                         8/1/2010     6.000         110,264      105,639
       165,000      IDAHO HSG+ FIN ASSN                                 8/1/2010     5.750         165,000      160,080
       245,000      IDAHO HSG+ FIN ASSN                                 8/1/2017     6.250         245,000      200,003
       250,000      IDAHO HSG+ FIN ASSN                                12/1/2018     5.500         247,214      203,985
       250,000      IDAHO HSG+ FIN ASSN                                 6/1/2021     5.500         250,000      203,188
       250,000      IDAHO HSG+ FIN ASSN                                 7/1/2021     5.625         249,222      203,718
       750,000      IDAHO HSG+ FIN ASSN                                 7/1/2021     9.000         750,000      753,045
       500,000      IDAHO HSG+ FIN ASSN SINGLE                          1/1/2040     5.500         500,000      497,015
       170,000      ILLINOIS DEV FIN AUTH POLLUTN                       2/1/2024     5.700         174,119      156,250
       730,000      ILLINOIS DEV FIN AUTH POLLUTN                       3/1/2014     5.500         736,606      671,250
       215,000      ILLINOIS DEV FIN AUTH REV                           7/1/2009     5.900         215,274      215,043
       135,000      ILLINOIS DEV FIN AUTH REV                           7/1/2019     6.050         135,753      126,039
       250,000      ILLINOIS DEV FIN AUTH REV                          5/15/2021     5.500         259,171      232,820
       500,000      ILLINOIS EDL FACS AUTH REVS                        10/1/2032     5.700         501,709      410,495
       600,000      ILLINOIS FIN AUTH ED REV                            9/1/2027     5.000         567,690      362,688
       875,000      ILLINOIS FIN AUTH REV                               2/1/2037     5.250         873,206      609,105
       500,000      ILLINOIS FIN AUTH REV                              2/15/2038     5.875         506,146      307,880
       500,000      ILLINOIS FIN AUTH REV                             11/15/2016     5.000         512,727      404,810
     1,000,000      ILLINOIS FIN AUTH REV                             11/15/2026     5.250         968,978      676,450
       650,000      ILLINOIS FIN AUTH REV                              5/15/2015     5.250         658,459      575,705
       250,000      ILLINOIS FIN AUTH REV                              5/15/2038     5.750         257,286      150,450
       500,000      ILLINOIS FIN AUTH REV                              5/15/2012     5.100         498,567      466,740
       750,000      ILLINOIS FIN AUTH REV                             11/15/2035     5.000         750,000      725,370
       250,000      ILLINOIS FIN AUTH REV                              12/1/2021     5.000         255,900      190,028
       150,000      ILLINOIS FIN AUTH REV                              12/1/2036     5.000         151,800       92,078
       500,000      ILLINOIS FIN AUTH REV                              3/15/2027     5.000         522,889      467,630
       375,000      ILLINOIS FIN AUTH REV                               4/1/2026     5.000         381,685      297,803
       610,000      ILLINOIS FIN AUTH REV                              8/15/2026     6.000         625,082      425,054
       600,000      ILLINOIS FIN AUTH REV                              5/15/2012     5.250         602,536      564,642
       750,000      ILLINOIS FIN AUTH REV                              5/15/2026     5.750         727,682      519,345
       400,000      ILLINOIS FIN AUTH REV                             11/15/2016     5.400         396,280      318,856
     1,250,000      ILLINOIS FIN AUTH REV                             11/15/2022     5.250       1,247,493    1,125,250
       250,000      ILLINOIS FIN AUTH REV                             11/15/2026     5.750         252,524      221,965
       500,000      ILLINOIS FIN AUTH REV                              5/15/2029     5.250         507,244      459,770
       350,000      ILLINOIS FIN AUTH REV                              8/15/2023     6.000         365,256      332,686
       500,000      ILLINOIS FIN AUTH REV                               3/1/2038     6.000         484,643      493,885
       440,000      ILLINOIS FIN AUTH SPORTS FAC (b)                   12/1/2035     7.000         436,627      311,150
       750,000      ILLINOIS FIN AUTH SPORTS FAC                       10/1/2027     6.125         729,777      585,833
       500,000      ILLINOIS FIN AUTH SPORTS FAC                       10/1/2037     6.250         483,860      359,300
       750,000      ILLINOIS HEALTH FACS AUTH REV                      5/15/2014     6.250         751,843      750,315
       750,000      ILLINOIS HEALTH FACS AUTH REV                      8/15/2028     5.375         736,724      646,995
       500,000      ILLINOIS HEALTH FACS AUTH REV                       8/1/2017     5.250         506,740      484,330
       500,000      ILLINOIS HEALTH FACS AUTH REV                       7/1/2033     6.000         521,364      444,360
     2,100,000      ILLINOIS HEALTH FACS AUTH REV                      8/15/2033     5.100       2,152,860    1,899,177
       500,000      ILLINOIS HEALTH FACS AUTH REV                      2/15/2037     5.150         501,773      449,605
       500,000      ILLINOIS HSG DEV AUTH MULTI                         7/1/2028     4.800         500,000      455,615
       250,000      ILLINOIS ST SALES TAX REV                          6/15/2009     5.000         250,365      250,835
       250,000      INDEPENDENCE CNTY ARK POLLUTN                       7/1/2022     4.900         250,000      216,308

                          CLEARWATER INVESTMENT TRUST
     Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       250,000      INDEPENDENCE MO THIRTY-NINTH                        9/1/2032     6.875   $     250,000      191,623
       500,000      INDIANA BD BK REV                                   2/1/2029     5.500         489,920      494,310
     1,000,000      INDIANA HEALTH + EDL FAC FING                      2/15/2030     5.250         731,012      779,740
       500,000      INDIANA HEALTH + EDL FAC FING                      2/15/2036     5.250         502,901      373,215
     1,750,000      INDIANA HEALTH + EDL FAC FING                       3/1/2022     5.500       1,607,417    1,562,610
       250,000      INDIANA HEALTH + EDL FAC FING                     11/15/2025     5.250         255,194      194,753
       500,000      INDIANA HEALTH + EDL FAC FING                     11/15/2035     5.250         475,305      345,475
       350,000      INDIANA HEALTH FAC FING AUTH H                     2/15/2018     5.250         359,084      346,437
       620,000      INDIANA HEALTH FAC FING AUTH R                     8/15/2009     4.750         616,028      621,265
     1,315,000      INDIANA HEALTH FAC FING AUTH R                     8/15/2018     5.000       1,169,965    1,223,910
       280,000      INDIANA ST DEV FIN AUTH POLLUT                      3/1/2030     5.000         280,958      268,761
       250,000      INDUSTRY CALIF URBAN DEV AGY                        5/1/2021     4.750         254,403      216,285
       750,000      INGLEWOODCALIF REDEV AGY TAX                        5/1/2014     5.250         725,583      721,313
       300,000      INTERCOMMUNITY HOSP FING AUTH                      11/1/2019     5.250         310,788      249,630
       200,000      INTERLOCKEN MET DIST COLO                         12/15/2019     5.750         205,106      164,438
       991,904      INTERMEDIATE SCH DIST 287 MINN                      1/1/2028     5.460       1,012,105      862,044
     5,905,605      INTERMEDIATE SCH DIST 287 MINN                     11/1/2032     5.295       5,648,567    5,703,338
       200,000      IOWA FIN AUTH RETIREMENT CMNTY                    11/15/2009     4.250         199,697      197,774
       200,000      IOWA FIN AUTH RETIREMENT CMNTY                    11/15/2011     4.750         198,783      193,206
       175,000      IOWA FIN AUTH SR HSG REV                           11/1/2011     5.000         175,000      166,789
       400,000      IOWA FIN AUTH SR HSG REV                           12/1/2014     5.000         397,440      337,932
       500,000      IOWA FIN AUTH SR LIVING FAC                       11/15/2027     5.500         510,662      317,030
       500,000      JACKSON TENN HOSP REV                               4/1/2038     5.625         494,690      473,395
       550,000      JACKSONVILLE FLA ECONOMIC DEV                       9/1/2017     6.000         550,000      467,434
       500,000      JACKSONVILLE FLA HEALTH FACS A                     11/1/2022     5.000         495,120      441,855
     1,000,000      JACKSONVILLE FLA HEALTH FACS A                     11/1/2027     5.000         956,854      814,820
     1,500,000      JEFFERSONCNTY KY MTG REV                          11/15/2013     6.125       1,500,000    1,471,755
       240,000      JEFFERSONPARISH LA FIN AUTH                         6/1/2033     5.000         252,947      237,394
     1,250,000      JEFFERSONPARISH LA FIN AUTH                         6/1/2038     5.000       1,313,591    1,148,088
       250,000      JEFFERSONPARISH LA FIN AUTH                        12/1/2048     5.700         263,008      259,013
       700,000      JOPLIN MOINDL DEV AUTH INDL R                      5/15/2017     5.500         709,096      564,515
       265,000      JUBAN PARK CMNTY DEV DEV DIST                      10/1/2014     5.150         265,000      216,934
     2,220,000      KALISPEL TRIBE INDIANS                              1/1/2016     6.200       2,153,451    1,922,964
     1,000,000      KATY TEX DEV AUTH REV                               6/1/2011     5.800         987,273      983,300
     1,000,000      KENT HOSPFIN AUTH MICH REV                          7/1/2035     6.000       1,063,952      694,710
       250,000      KENTUCKY ECONOMIC DEV FIN AUTH                     10/1/2012     6.250         253,842      253,975
       750,000      KENTUCKY ECONOMIC DEV FIN AUTH                     10/1/2018     6.000         727,810      740,145
       500,000      KENTUCKY ECONOMIC DEV FIN AUTH                    11/20/2035     5.375         500,000      503,140
       200,000      KENTUCKY ECONOMIC DEV FIN AUTH                     12/1/2033     6.000         198,452      203,362
       250,000      KENTWOOD MICH ECONOMIC DEV                        11/15/2014     5.250         248,414      218,865
     2,750,000      KERRVILLETEX HEALTH FACS DEV                       8/15/2035     5.450       2,739,606    2,133,533
       750,000      KING CNTYWASH HSG AUTH REV                          5/1/2028     5.200         750,000      730,493
       900,000      KLICKITATCNTY WASH PUB HOSP                        12/1/2020     6.000         826,386      729,945
       500,000      KNOX CNTYTENN HEALTH EDL + HS                       4/1/2027     5.250         514,783      403,135
       750,000      KNOX CNTYTENN HEALTH EDL + HS                      4/15/2031     6.500         634,320      718,283
       500,000      LA VERNIATEX HIGHER ED FIN CO                      2/15/2018     6.000         500,000      428,305
     2,003,000      LAFAYETTELA PUB TR FING AUTH                        1/1/2041     5.350       2,064,358    1,973,676
       375,000      LAKE ASHTON II CMNTY DEV DIST                      11/1/2010     4.875         375,258      349,804
       260,000      LAKE CNTYILL SCH DIST NO 038 (c)                    2/1/2014     5.103         203,920      218,091
       650,000      LAKELAND FLA HOSP SYS REV                         11/15/2032     5.000         661,290      491,972
       250,000      LAKELAND FLA RETIREMENT CMNTY                       1/1/2019     5.875         250,000      213,633
       750,000      LAKESIDE 370 LEVEE DIST MO                          4/1/2028     7.000         750,000      598,890
       500,000      LANCASTERCNTY PA HOSP AUTH RE                       7/1/2022     6.100         498,628      448,940
       400,000      LANCASTERCNTY PA HOSP AUTH RE                       7/1/2012     5.200         399,753      380,624
       400,000      LANGSTON OKLA ECONOMIC DEV                          5/1/2026     5.250         413,691      276,336
     2,000,000      LAS VEGASNEV REDEV AGY TAX IN                      6/15/2023     1.000       1,978,220    1,986,740
       250,000      LEE CNTY FLA INDL DEV AUTH HEA                    11/15/2029     5.000         255,511      151,880

                          CLEARWATER INVESTMENT TRUST
     Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       750,000      LEE CNTY FLA INDL DEV AUTH IND                     6/15/2027     5.250   $     754,412      462,900
       350,000      LEE CNTY FLA WTR + SWR REV                         10/1/2027     5.000         353,870      328,297
       900,000      LEE CNTY S C SCH FACS INC                          12/1/2031     6.000         866,938      796,032
       250,000      LEHIGH CNTY PA GEN PURP AUTH                       8/15/2042     1.847         250,000       81,625
       200,000      LEWISVILLE TEX COMBINATION CON                      9/1/2028     5.700         130,000      158,746
        45,000      LEWISVILLE TEX INDPT SCH DIST                      8/15/2025     5.000          45,590       45,695
       500,000      LOMBARD ILL PUB FACS CORP                           1/1/2015     6.375         500,000      423,335
       300,000      LOMBARD ILL PUB FACS CORP                           1/1/2025     5.500         318,364      192,006
       550,000      LOMBARD ILL PUB FACS CORP                           1/1/2030     5.500         579,647      328,163
     1,750,000      LOMBARD ILL PUB FACS CORP                           1/1/2036     5.250       1,784,489    1,514,660
       250,000      LOMPOC CALIF HEALTHCARE DIST                        8/1/2034     5.000         253,500      232,038
       320,000      LORAIN CNTY OHIO HOSP REV                           9/1/2016     5.625         324,799      323,632
       330,000      LORAIN CNTY OHIO HOSP REV                           9/1/2027     5.500         336,330      307,910
     1,000,000      LOS ANGELES CALIF CMNTY COLLEG                      8/1/2033     6.000       1,034,930    1,052,620
       400,000      LOS ANGELES CALIF CTFS PARTN                        2/1/2018     5.700         349,381      370,720
     1,250,000      LOS ANGELES CALIF HSG AUTH                          6/1/2029     5.000       1,087,398      963,500
       500,000      LOUDOUN CNTY VA INDL DEV AUTH                       8/1/2028     7.000         500,000      502,385
       375,000      LOUISIANAHSG FIN AGY SINGLE                         6/1/2038     5.850         403,482      395,254
       235,000      LOUISIANAHSG FIN AGY SINGLE                        12/1/2022     4.800         235,000      236,469
     1,720,000      LOUISIANAHSG FIN AGY SINGLE                        12/1/2038     5.700       1,816,206    1,724,076
       235,000      LOUISIANAHSG FIN AGY SINGLE                         6/1/2039     5.600         243,203      233,625
       500,000      LOUISIANAHSG FIN AGY SINGLE                         6/1/2040     6.550         530,055      534,165
       475,000      LOUISIANALOC GOVT ENVIR FACS                       6/20/2028     8.000         475,000      366,790
       400,000      LOUISIANALOC GOVT ENVIR FACS                       11/1/2032     6.750         400,000      260,024
       440,000      LOUISIANAPUB FACS AUTH REV                          7/1/2024     5.250         443,575      442,570
       500,000      LOUISIANAPUB FACS AUTH REV                         2/15/2036     1.527         500,000      277,500
        35,000      LUBBOCK TEX HEALTH FACS DEV                        1/20/2010     5.000          35,000       35,457
       105,000      LUBBOCK TEX HEALTH FACS DEV                        3/20/2012     5.000         105,000      109,353
       350,000      LUCAS CNTY OHIO HEALTH CARE                        8/15/2015     6.375         342,127      352,814
       150,000      LYNN HAVEN FLA CAP IMPT REV                        12/1/2016     5.000         150,000      150,413
       626,479      LYONS COLO REV                                    11/30/2016     4.750         632,661      531,411
       250,000      MADEIRA CMNTY DEV DIST FLA SPL                     11/1/2014     5.250         249,510      134,793
       460,000      MADISON CNTY FLA REV                                7/1/2025     6.000         452,958      323,927
       210,000      MADISON CNTY NY INDL DEV AGY C                      2/1/2017     4.500         206,856      183,987
       250,000      MAGNOLIA CREEK FLA CMNTY DEV D                      5/1/2014     5.600         250,000      153,080
     1,000,000      MALTA ILLTAX INCREMENT REV                        12/30/2025     5.750       1,000,000      579,340
       250,000      MANCHESTER N H HSG + REDEV                          1/1/2015     6.750         263,288      245,028
       500,000      MANCHESTER N H HSG + REDEV (c)                      1/1/2020     5.248         280,126      249,555
       647,000      MANHATTANILL SPL SVC AREA SPL                       3/1/2022     5.750         647,000      398,895
       500,000      MARICOPA CNTY ARIZ ELEM SCH                         7/1/2020     6.250         514,080      563,410
       300,000      MARICOPA CNTY ARIZ ELEM SCH                         7/1/2024     8.000         308,867      310,758
     1,000,000      MARICOPA CNTY ARIZ UNI SCH DIS                      7/1/2026     6.250       1,020,995    1,085,250
       235,000      MARION CNTY IND CONVENTION + R                      6/1/2027     5.000         222,487      215,770
     2,500,000      MARION CNTY OHIO HEALTH CARE F                    11/15/2010     6.375       2,474,971    2,484,300
       750,000      MARKHAM ILL                                         2/1/2018     4.750         731,467      653,835
       500,000      MARQUIS CMNTY DEV AUTH VA REV                       9/1/2013     5.100         500,000      449,625
       180,000      MARYLAND ST ECONOMIC DEV CORP                      12/1/2011     4.750         179,105      161,071
       750,000      MARYLAND ST HEALTH + HIGHER                         1/1/2013     4.750         750,000      656,858
       250,000      MARYLAND ST HEALTH + HIGHER                         1/1/2017     5.000         250,000      191,460
       500,000      MARYLAND ST HEALTH + HIGHER                         1/1/2027     4.625         460,964      420,670
       450,000      MARYLAND ST HEALTH + HIGHER                         7/1/2029     6.750         440,260      471,645
       500,000      MASHANTUCKET WESTERN PEQUOT TR                      9/1/2036     5.500         509,298      237,835
       250,000      MASSACHUSETTS ST                                    5/1/2037     1.354         250,000      145,000
       460,000      MASSACHUSETTS ST DEV FIN AGY                       10/1/2017     5.000         467,947      390,425
     1,750,000      MASSACHUSETTS ST DEV FIN AGY                       10/1/2017     5.000       1,631,330    1,568,473
       350,000      MASSACHUSETTS ST HEALTH + EDL                     11/15/2009     5.125         350,939      348,814
       464,000      MASSACHUSETTS ST HEALTH + EDL                      10/1/2017     6.000         470,613      407,160

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       750,000      MASSACHUSETTS ST HEALTH + EDL                       7/1/2016     5.500   $     763,296      598,755
     3,000,000      MASSACHUSETTS ST HEALTH + EDL                       7/1/2013     7.300       3,001,064    3,004,410
       275,000      MASSACHUSETTS ST HEALTH + EDL                       7/1/2028     5.000         283,064      244,692
     1,050,000      MASSACHUSETTS ST HEALTH + EDL                      1/15/2012     5.125       1,045,241    1,000,346
     1,000,000      MASSACHUSETTS ST HSG FIN AGY H                     12/1/2033     5.350       1,000,000      964,120
       750,000      MASSACHUSETTS ST INDL FIN AGY                      10/1/2023     5.000         769,041      754,335
       100,000      MASSACHUSETTS ST INDL FIN AGY                       9/1/2017     5.450         100,377       99,992
       500,000      MASSACHUSETTS ST TPK AUTH MET                       1/1/2017     5.125         508,615      488,560
       145,000      MASSACHUSETTS ST TPK AUTH MET                       1/1/2027     5.000         147,258      122,816
       225,000      MASSACHUSETTS ST TPK AUTH MET                       1/1/2029     5.250         231,641      191,059
     1,000,000      MASSACHUSETTS ST TPK AUTH WEST                      1/1/2017     5.550       1,005,222    1,003,660
       265,000      MATAGORDACNTY TEX NAV DIST NO                       6/1/2026     5.250         270,997      212,178
        80,000      MATAGORDACNTY TEX NAV DIST NO                       6/1/2026     5.250          80,916       78,050
       510,000      MATTESON ILL TAX INCREMENT REV                     12/1/2009     4.250         510,000      501,539
     1,750,000      MC ALESTER OKLA PUB WKS AUTH U (c)                  2/1/2030     5.480         564,980      495,635
       200,000      MEAD VLG NEB TAX INCREMENT REV                      7/1/2012     5.125         200,000       90,730
       500,000      MERRILLVILLE IND MULTI SCH BLD                     7/15/2027     5.250         494,188      483,975
       500,000      MESQUITE TEX HEALTH FACS DEV C                     2/15/2015     5.000         502,499      421,885
       855,000      MET GOVT NASHVILLE + DAVIDSON (b)                  6/20/2036    10.000         855,000      535,401
     1,835,000      MET GOVT NASHVILLE + DAVIDSON                     12/20/2040     7.500       1,835,000    1,334,614
     1,070,000      MET GOVT NASHVILLE + DAVIDSON                     12/20/2020     8.000       1,070,000      889,876
       500,000      METROPOLITAN PIER + EXPOSITION                     6/15/2027     6.500         500,380      500,685
       500,000      MIAMI BEACH FLA HEALTH FACS                       11/15/2028     5.375         505,669      274,390
       500,000      MIAMI CNTY OHIO HOSP FAC                           5/15/2018     5.250         511,061      453,130
       750,000      MIAMI-DADE CNTY FLA WTR + SWR                      10/1/2023     6.000         762,947      802,658
     1,000,000      MICHIGAN MUN BD AUTH REV                            5/1/2023     5.750       1,034,718    1,026,110
       300,000      MICHIGAN PUB EDL FACS AUTH REV                      9/1/2022     5.000         300,000      220,272
       750,000      MICHIGAN PUB EDL FACS AUTH REV                      9/1/2016     6.000         750,000      690,225
       500,000      MICHIGAN PUB EDL FACS AUTH REV                     10/1/2023     6.250         500,000      385,665
       500,000      MICHIGAN PUB EDL FACS AUTH REV                     11/1/2028     6.350         500,000      391,040
     1,000,000      MICHIGAN ST BLDG AUTH REV (c)                     10/15/2023     5.550         453,329      437,600
       175,000      MICHIGAN ST HOSP FIN AUTH REV                       6/1/2028     5.000         178,210      150,220
       220,000      MICHIGAN ST HOSP FIN AUTH REV                     11/15/2009     4.000         219,239      217,122
     1,000,000      MICHIGAN ST HOSP FIN AUTH REV                      12/1/2023     6.125         988,060    1,049,730
       625,000      MICHIGAN ST HSG DEV AUTH RENTA                     10/1/2020     5.375         595,225      636,494
       545,000      MICHIGAN ST HSG DEV AUTH RENTA                     10/1/2038     5.700         545,000      535,833
     1,000,000      MICHIGAN ST STRATEGIC FD LTD                        9/1/2029     5.450       1,058,119      937,030
       280,000      MICHIGAN TOB SETTLEMENT FIN                         6/1/2022     5.125         262,373      202,227
       500,000      MIDCITIESMET DIST NO 2 COLO                        12/1/2030     5.125         500,649      367,570
     1,000,000      MIDLOTHIAN TEX DEV AUTH TAX                       11/15/2016     5.000         996,824      898,630
       350,000      MILLCREEKRICHLAND JT AUTH PA                        8/1/2022     5.250         268,940      298,106
       500,000      MILLSBORODEL SPL OBLG                               7/1/2036     5.450         500,000      279,870
       585,396      MINNESOTAST HIGHER ED FACS                         10/1/2016     4.493         589,966      518,239
       240,000      MINNESOTAST HSG FIN AGY                             1/1/2020     5.000         229,402      242,626
     1,000,000      MISSISSIPPI DEV BANK SPL OBLG                      10/1/2013     5.000       1,022,167      999,080
       245,000      MISSISSIPPI HOME CORP SINGLE F                     12/1/2039     5.050         245,000      232,552
       490,000      MISSISSIPPI HOME CORP SINGLE F                      6/1/2039     6.750         522,278      526,544
       500,000      MISSOURI DEV FIN BRD                                6/1/2029     5.625         486,155      491,090
       500,000      MISSOURI ST DEV FIN BRD INFRAS                      4/1/2027     6.000         507,923      441,140
       500,000      MISSOURI ST DEV FIN BRD INFRAS                     10/1/2027     6.125         483,587      490,785
       500,000      MISSOURI ST DEV FIN BRD INFRAS                     11/1/2025     5.500         491,428      493,290
       250,000      MISSOURI ST DEV FIN BRD INFRAS                      4/1/2025     5.125         253,009      235,918
       500,000      MISSOURI ST DEV FIN BRD INFRAS                      4/1/2028     4.750         484,742      427,940
       500,000      MISSOURI ST HEALTH + EDL FACS                       2/1/2027     4.875         505,674      354,895
       980,000      MISSOURI ST HEALTH + EDL FACS                       2/1/2022     5.125       1,011,843      803,198
       500,000      MISSOURI ST HSG DEV COMMN SING                      9/1/2034     5.250         496,528      479,670
       500,000      MODESTO CALIF IRR DIST CTFS PA                      7/1/2022     5.300         471,616      499,980

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

     1,000,000      MOHAVE CNTY ARIZ INDL DEV AUTH                      5/1/2015     7.250   $     991,270      996,280
       260,000      MONROE-MCKEEN PLAZA HSG DEV CO                      2/1/2012     6.800         260,934      260,616
     1,550,000      MONTANA ST BRD HSG                                 12/1/2039     5.500       1,550,296    1,496,479
       250,000      MONTGOMERY ALA EDL BLDG AUTH F                     10/1/2032     5.250         260,678      194,088
       250,000      MONTGOMERY ALA MED CLINIC BRD                       3/1/2031     5.250         255,799      175,788
     1,500,000      MONTGOMERY CNTY OHIO HEALTH                        9/20/2032     6.550       1,456,208    1,504,320
       750,000      MONTGOMERY CNTY OHIO REV                          11/15/2039     5.250         750,000      750,855
       500,000      MONTGOMERY CNTY PA INDL DEV AU                     12/1/2017     6.250         498,839      423,860
       650,000      MONTGOMERY CNTY PA INDL DEV AU                      2/1/2014     5.375         646,586      561,639
       375,000      MONTGOMERY CNTY PA INDL DEV AU                      2/1/2028     6.125         369,846      243,296
       240,000      MONTGOMERY ILL SPL ASSMT                            3/1/2030     4.700         240,197      159,905
       800,000      MOUNT CARBON MET DIST COLO REV                      6/1/2043     7.000         800,000      232,080
       200,000      MOUNT CARBON MET DIST COLO REV (c) (e)              6/1/2043     8.000               -            -
       400,000      NASSAU CNTY N Y INDL DEV AGY                        1/1/2018     5.875         396,624      347,132
       140,000      NEW HAMPSHIRE HEALTH + ED FACS                      7/1/2011     5.000         140,500      135,897
       480,000      NEW HAMPSHIRE HEALTH + ED FACS                      7/1/2016     5.000         478,250      424,459
       185,000      NEW HAMPSHIRE HEALTH + ED FACS                      7/1/2014     5.000         185,493      186,130
       570,000      NEW HAMPSHIRE HGR EDL + HLTH F                     10/1/2010     5.700         570,000      571,562
     1,000,000      NEW HAMPSHIRE ST HSG FIN AUTH                       7/1/2038     6.625       1,058,402    1,073,720
       300,000      NEW JERSEY ECONOMIC DEV AUTH                        1/1/2015     5.000         297,043      280,098
     2,500,000      NEW JERSEY HEALTH CARE FACS FI                      7/1/2016     6.250       2,502,222    2,501,475
       235,000      NEW JERSEY HEALTH CARE FACS FI                      2/1/2021     5.000         241,148      228,763
       490,000      NEW JERSEY HEALTH CARE FACS FI                    11/15/2033     1.627         490,000      306,863
       500,000      NEW JERSEY HEALTH CARE FACS FI                      7/1/2015     5.750         490,981      435,955
        30,000      NEW MEXICO MTG FIN AUTH                             1/1/2026     6.950          31,525       30,716
       250,000      NEW MEXICO ST HOSP EQUIP LN CO                     8/15/2017     5.000         249,144      190,745
       250,000      NEW ORLEANS LA AVIATION BRD RE                      1/1/2023     6.000         249,057      253,285
       230,000      NEW ORLEANS LA SEW SVC REV                          6/1/2010     5.200         231,301      223,144
       500,000      NEW RIVERCMNTY DEV DIST FLA                         5/1/2013     5.000         498,740      207,680
       190,000      NEW YORK CNTYS TOB TR IV                            6/1/2021     4.250         188,210      167,132
       640,000      NEW YORK N Y CITY HSG DEV CORP                     11/1/2024     5.100         545,745      646,528
       250,000      NEW YORK N Y CITY INDL DEV AGY                      1/1/2029     6.125         246,464      268,855
     1,500,000      NEW YORK N Y CITY INDL DEV AGY                      5/1/2017     5.300       1,500,731    1,504,365
     1,000,000      NEW YORK N Y CITY INDL DEV AGY                      5/1/2029     5.625         997,508    1,000,970
     1,000,000      NEW YORK ST DORM AUTH REVS                         8/15/2024     6.450         998,280    1,046,270
       350,000      NEW YORK ST DORM AUTH REVS                          7/1/2019     6.875         367,921      323,092
     3,185,000      NEW YORK ST DORM AUTH REVS                          2/1/2034     6.600       3,185,000    3,187,070
       990,000      NEW YORK ST DORM AUTH REVS                          7/1/2015     6.050         991,904      991,317
       750,000      NEW YORK ST DORM AUTH REVS NON                      7/1/2029     6.250         763,095      800,760
     1,820,000      NEW YORK ST MED CARE FACS FIN                      2/15/2035     6.375       1,801,924    1,822,402
     1,000,000      NEW YORK ST MED CARE FACS FIN                      8/15/2023     6.300       1,000,000    1,002,450
       250,000      NEW YORK ST URBAN DEV CORP                          7/1/2016     5.500         250,824      250,760
       500,000      NOBLESVILLE IND REDEV AUTH                          2/1/2031     5.125         495,111      485,575
       500,000      NORTH CAROLINA MED CARE COMMN                      10/1/2020     5.500         512,221      473,290
     1,300,000      NORTH CAROLINA MED CARE COMMN                      10/1/2035     4.750       1,300,000    1,254,136
       500,000      NORTH CAROLINA MED CARE COMMN                      10/1/2034     5.800         541,747      375,270
       250,000      NORTH CAROLINA MED CARE COMMN                       1/1/2032     5.250         248,669      143,818
       500,000      NORTH CAROLINA MUN PWR AGY NO                       1/1/2020     6.500         501,517      510,205
     1,000,000      NORTH CENT TEX HEALTH FAC DEV                      5/15/2017     5.000       1,008,098    1,003,630
       750,000      NORTH OAKS MINN SR HSG REV                         10/1/2022     5.750         739,608      609,023
       350,000      NORTH RANGE MET DIST NO 1 COLO                    12/15/2024     5.000         361,962      195,664
     1,000,000      NORTH TEXTWY AUTH REV (c)                           1/1/2028     5.900         336,171      322,940
       250,000      NORTH TEXTWY AUTH REV                               1/1/2031     6.125         254,470      241,673
     1,000,000      NORTH TEXTWY AUTH REV (c)                           1/1/2042     1.154         686,019      648,980
     2,000,000      NORTH TEXTWY AUTH REV                               1/1/2038     5.500       2,000,000    2,060,340
       500,000      NORTHEASTERN PA HOSP + ED AUTH                     8/15/2016     5.150         502,009      467,725
     3,000,000      NORTHEASTTEX MUN WTR DIST (c)                       9/1/2027     8.519         649,560      686,820

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       500,000      NORTHERN CALIF GAS AUTH NO 1                        7/1/2027     1.685   $     500,000      209,375
       220,000      NORTHERN CALIF PWR AGY PUB PWR                      7/1/2032     5.200         224,346      199,087
       400,000      NORTHERN MARIANA ISLANDS                           10/1/2022     5.000         403,351      284,392
       300,000      OAK ISLAND N C ENTERPRISE SYS                       6/1/2028     5.750         293,163      303,891
       300,000      OAK ISLAND N C ENTERPRISE SYS                       6/1/2029     5.875         295,616      305,721
       250,000      OAKLAND CALIF UNI SCH DIST ALA                      8/1/2024     5.000         259,307      222,840
       100,000      OAKRIDGE CMNTY DEV DIST FLA                         5/1/2018     5.250         101,084      101,348
       500,000      OHIO ST HIGHER EDL FAC COMMN                        5/1/2028     5.750         472,327      489,490
       500,000      OHIO ST HIGHER EDL FAC REV                         12/1/2024     5.500         509,335      515,845
       500,000      OHIO ST HSG FIN AGY RESIDENTIA                      9/1/2033     5.450         500,000      506,315
       750,000      OHIO ST HSG FIN AGY RESIDENTIA                      9/1/2028     6.125         750,000      789,668
       250,000      OKANOGAN CNTY WASH PUB HOSP                        12/1/2023     5.625         263,032      245,503
       500,000      OKLAHOMA DEV FIN AUTH                               6/1/2014     5.250         500,000      487,725
        35,000      OKLAHOMA DEV FIN AUTH REV                          2/15/2029     6.000          36,658       35,072
     1,000,000      OKLAHOMA HSG FIN AGY SINGLE                         9/1/2038     6.500       1,064,111    1,075,870
       500,000      OKLAHOMA ST INDS AUTH REV                           7/1/2023     5.125         486,416      467,070
       500,000      OLIVER CNTY N D POLLUTN CTL RE                      1/1/2027     5.300         501,989      501,415
     1,000,000      ORANGE CNTY FLA HEALTH FACS AU                     10/1/2021     6.250         982,855    1,021,330
       275,000      ORANGE CNTY FLA HEALTH FACS AU                      7/1/2009     4.625         275,000      274,024
       610,000      OREGON STHEALTH HSG EDL + CUL                     11/15/2026     8.000         635,375      542,052
        15,000      OREGON STHSG + CMNTY SVCS DEP                       7/1/2022     5.700          15,066       15,139
       500,000      ORLEANS PARISH LA PARISHWIDE S                      9/1/2020     5.500         500,000      365,335
       520,000      ORLEANS PARISH LA SCH BRD (c)                       2/1/2015     5.586         371,975      356,403
       675,000      PALM BEACH CNTY FL HEALTH FACS                    11/15/2029     5.125         683,748      455,807
       615,000      PALM BEACH CNTY FLA HEALTH FAC                     10/1/2011     5.500         616,541      615,117
     1,000,000      PALM BEACH CNTY FLA HEALTH FAC                    11/15/2022     5.375         907,687      808,380
       215,000      PANTHER TRACE II FLA CMNTY DEV                     11/1/2010     5.000         215,466      202,536
       400,000      PAOLI INDBLDG CORP                                 1/15/2032     5.000         405,122      354,572
       630,000      PARKLANDSLEE CMNTY DEV DIST                         5/1/2011     5.125         629,675      319,372
     1,665,000      PATTERSONCALIF JT UNI SCH DIS (c)                   8/1/2027     6.548         510,905      546,869
       500,000      PELL CITYALA SPL CARE FACS FI                      12/1/2027     5.250         428,120      373,880
       250,000      PENNSYLVANIA INTERGOVERNMENTAL                     6/15/2021     5.000         256,852      250,315
     1,300,000      PENNSYLVANIA ST HIGHER EDL                         3/15/2030     5.750       1,204,969    1,111,942
       500,000      PENNSYLVANIA ST HIGHER EDL                          7/1/2039     1.611         500,000      163,750
        75,000      PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2016     5.875          79,212       61,702
        50,000      PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2021     5.875          50,926       36,783
       235,000      PENNSYLVANIA ST HIGHER EDL FAC                    11/15/2021     5.875         253,039      172,880
     2,000,000      PEORIA ILL PUB BLDG COMMN SCH (c)                  12/1/2021     5.601         993,407    1,006,280
     5,000,000      PEORIA ILL PUB BLDG COMMN SCH (c)                  12/1/2026     6.233       1,690,368    1,673,250
       500,000      PEORIA ILL PUB BLDG COMMN SCH (c)                  12/1/2022     6.149         218,750      223,115
       230,000      PHILADELPHIA PA HOSPS + HIGHER                      1/1/2018     5.300         231,072      220,680
       195,000      PHOENIX ARIZ STR + HWY USER RE                      7/1/2011     6.250         197,853      195,755
       450,000      PIMA CNTYARIZ INDL DEV AUTH                         2/1/2015     7.250         450,000      427,829
       160,000      PIMA CNTYARIZ INDL DEV AUTH                         8/1/2012     6.250         160,000      156,259
       325,000      PIMA CNTYARIZ INDL DEV AUTH                         2/1/2015     6.625         325,000      303,797
       245,000      PIMA CNTYARIZ INDL DEV AUTH                         7/1/2024     6.100         240,830      187,386
       150,000      PIMA CNTYARIZ INDL DEV AUTH                         7/1/2012     5.000         149,773      141,584
       200,000      PIMA CNTYARIZ INDL DEV AUTH                       12/15/2016     5.250         198,117      176,622
       150,000      PIMA CNTYARIZ INDL DEV AUTH                         7/1/2023     5.700         154,326      112,179
       420,000      PIMA CNTYARIZ INDL DEV AUTH                         6/1/2016     6.000         420,000      371,960
     1,200,000      PIMA CNTYARIZ INDL DEV AUTH                        12/1/2017     5.350       1,069,195    1,011,432
       475,000      PIMA CNTYARIZ INDL DEV AUTH                         7/1/2014     4.650         473,897      420,195
       250,000      PIMA CNTYARIZ INDL DEV AUTH                         6/1/2022     5.000         254,172      185,538
       500,000      PIMA CNTYARIZ INDL DEV AUTH                         7/1/2022     5.375         505,525      385,890
       230,000      PIMA CNTYARIZ INDL DEV AUTH                         7/1/2015     5.125         229,075      205,542
       500,000      PIMA CNTYARIZ INDL DEV AUTH                        12/1/2018     6.375         500,000      436,950
       500,000      PINAL CNTY ARIZ CTFS PARTN                         12/1/2023     5.250         473,512      483,340

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       300,000      PINAL CNTY ARIZ INDL DEV AUTH                      10/1/2018     5.250   $     245,817      259,407
       500,000      PINAL CNTY ARIZ INDL DEV AUTH                      10/1/2020     5.250         524,159      416,185
       399,000      PINGREE GROVE ILL SPL SVC AREA                      3/1/2015     5.250         396,362      304,617
       225,000      PITT CNTYN C REV                                   12/1/2010     5.375         229,949      235,409
     1,000,000      PITTSBURGCALIF REDEV AGY TAX                        9/1/2028     6.500         976,200      998,290
       250,000      PLAINFIELD IND CMNTY HIGH SCH                      7/15/2023     5.000         247,224      254,153
       500,000      PLEASANT VALLEY CALIF SCH DIST                      2/1/2022     5.850         498,043      524,615
       750,000      PLEASANTSCNTY W VA POLLUTN CT                       5/1/2015     6.150         784,859      749,970
       750,000      PORT CORPUS CHRISTI AUTH TEX                       12/1/2022     5.650         750,000      642,000
     1,750,000      PORT EVERGLADES AUTH FLA PORT                       9/1/2016     5.000       1,756,286    1,758,103
       560,000      PORTLAND ME HSG DEV CORP                            8/1/2015     4.875         560,000      490,627
       250,000      PORTLAND ME HSG DEV CORP                            8/1/2021     5.700         250,000      198,330
       710,000      POTTER COUNTY PA HOSP AUTH REV                      8/1/2016     5.950         714,614      708,765
       500,000      POTTER COUNTY PA HOSP AUTH REV                      8/1/2024     6.050         518,779      475,475
       105,000      PRIVATE COLLEGES + UNIVS AUTH                      10/1/2029     5.375         105,201       80,164
       250,000      PROVIDENCE R I HSG AUTH HSG                         9/1/2026     5.000         255,793      247,128
       500,000      PROVIDENCE R I HSG AUTH HSG                         9/1/2027     5.000         509,232      489,960
       250,000      PROVO UTAH CHARTER SCH REV                         6/15/2037     5.500         250,000      152,460
       450,000      PUERTO RICO COMWLTH HWY + TRAN                      7/1/2045     1.491         450,000      169,425
       500,000      PUERTO RICO ELEC PWR AUTH PWR                       7/1/2025     1.642         500,000      224,500
       500,000      PUERTO RICO SALES TAX FING                          8/1/2057     1.714         500,000      265,625
       750,000      QUAIL CREEK CMNTY FACS DIST                        7/15/2016     5.150         750,000      618,698
       750,000      QUINAULT INDIAN NATION WASH                        12/1/2015     5.800         746,869      534,278
       400,000      RENO NEV HOSP REV                                   6/1/2032     5.250         413,658      307,320
       500,000      RENO NEV HOSP REV                                   6/1/2020     5.500         508,984      470,400
       750,000      RENO-SPARKS INDIAN COLONY NEV                       6/1/2021     5.000         766,798      709,673
       500,000      RHODE ISLAND HSG + MTG FIN COR                     10/1/2038     5.625         500,000      491,870
       500,000      RHODE ISLAND ST HEALTH + EDL                       5/15/2030     6.250         493,036      500,325
       250,000      RHODE ISLAND ST HEALTH + EDL B                     5/15/2026     5.250         255,666      231,855
       500,000      RICHARDSON TEX HOSP AUTH HOSP                      12/1/2028     5.625         515,527      361,285
       325,000      RICHMOND IND HOSP AUTH REV                          1/1/2029     6.500         314,444      319,816
     1,750,000      RIO GRANDE VY HEALTH FACS DEV                       8/1/2012     6.400       1,750,375    1,735,528
       500,000      RIVERSIDEMO INDL DEV AUTH                           5/1/2020     5.000         502,828      474,065
       550,000      RIVERSIDEMO INDL DEV AUTH                           5/1/2027     4.500         520,119      490,072
       250,000      RIVERWOODESTATES CMNTY DEV (b)                      5/1/2013     5.000         250,000       87,525
     1,250,000      ROCKPORT IND POLLUTION CTL REV                      6/1/2025     4.625       1,226,653    1,106,775
     1,000,000      ROCKPORT IND POLLUTION CTL REV                      6/1/2025     6.250       1,000,000    1,006,680
       500,000      ROSS COUNTY OHIO HOSP REV                          12/1/2028     5.750         502,895      479,510
     1,000,000      SACRAMENTO CALIF CITY FING AUT (c)                 12/1/2021     5.200         522,690      427,380
       500,000      SACRAMENTO CNTY CALIF CTFS PAR                     10/1/2027     4.750         500,386      420,370
       250,000      SACRAMENTO CNTY CALIF SANTN DI                     12/1/2035     1.375         250,000      111,250
       350,000      SACRAMENTO CNTY CALIF WTR FING                      6/1/2039     2.046         350,000      166,775
     1,500,000      SADDLEBACK VY UNI SCH DIST CAL                      9/1/2017     5.650       1,500,000    1,504,830
       250,000      SAGINAW MICH HOSP FIN AUTH                          7/1/2030     6.500         266,403      234,935
     2,500,000      SALEM-KEIZER ORE SCH DIST NO (c)                   6/15/2023     5.259       1,193,100    1,237,150
     1,750,000      SAN BERNARDINO CNTY CALIF CTFS                      8/1/2028     5.000       1,797,361    1,501,955
       200,000      SAN DIEGOCALIF PUB FACS FING                       5/15/2025     5.000         202,138      199,996
       145,000      SAN DIEGOCALIF PUB FACS FING                       5/15/2025     5.000         145,395      141,852
     3,500,000      SAN DIEGOCALIF PUB FACS FING                       5/15/2027     5.250       3,525,287    3,435,600
       500,000      SAN DIEGOCALIF REDEV AGY                            9/1/2023     5.000         446,615      440,850
       250,000      SAN JOAQUIN HILLS CALIF TRANSN                     1/15/2030     5.250         253,835      168,205
       250,000      SANTA CLARA CALIF REDEV AGY TA                      6/1/2015     5.000         251,951      250,040
     1,250,000      SARASOTA CNTY FLA HEALTH FACS                       1/1/2027     5.500       1,017,687      850,988
       250,000      SARASOTA NATL CMNTY DEV DIST                        5/1/2039     5.300         248,174      129,483
     1,000,000      SCAGO EDLFACS CORP FOR                             12/1/2026     5.000       1,045,269      954,750
     1,000,000      SCAGO EDLFACS CORP FOR UN SCH                      12/1/2021     5.000       1,045,269      910,830
       500,000      SCOTTSDALE ARIZ INDL DEV AUTH                       9/1/2030     5.250         483,117      417,400

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       200,000      SEMINOLE TRIBE FLA SPL OBLIG                       10/1/2022     5.750   $     206,784      153,994
       500,000      SEMINOLE TRIBE FLA SPL OBLIG                       10/1/2024     5.500         506,086      363,700
       250,000      SENECA NATION INDIANS CAP                          12/1/2023     5.000         248,703      159,325
       625,000      SHELBY CNTY TENN HEALTH EDL + (b)                   1/1/2029     5.550         556,863       93,719
       150,000      SHELBY CNTY TENN HEALTH EDL + (b)                   1/1/2019     5.350         134,966       22,896
       500,000      SHELBY CNTY TENN HEALTH EDL +                       9/1/2011     4.900         500,000      486,340
       750,000      SHELBY CNTY TENN HEALTH EDL +                       9/1/2016     5.250         745,432      624,390
       500,000      SHELBY CNTY TENN HEALTH EDL +                       9/1/2026     5.625         496,412      342,550
     1,000,000      SKOWHEGANME POLLUTN CTL REV                        11/1/2013     5.900       1,000,000    1,003,700
     1,250,000      SMYRNA TENN HSG ASSN INC MULTI                    10/20/2035     6.450       1,255,749    1,300,213
       550,000      SNOHOMISHCNTY WASH HSG AUTH H                       4/1/2026     6.400         550,000      552,195
       500,000      SOUTH CAROLINA EDL FACS AUTH F                      3/1/2020     5.000         479,262      403,560
       250,000      SOUTH CAROLINA HSG FIN + DEV A                      7/1/2032     5.500         250,000      246,748
       500,000      SOUTH CAROLINA JOBS ECONOMIC D                      4/1/2024     5.000         512,243      395,240
       500,000      SOUTH CAROLINA JOBS ECONOMIC D                    11/15/2027     6.000         504,150      344,325
       750,000      SOUTH CAROLINA JOBS ECONOMIC D                    11/15/2042     5.150         750,000      680,670
       695,000      SOUTH CAROLINA JOBS-ECONOMIC                       11/1/2010     4.650         695,000      680,676
       750,000      SOUTH CAROLINA JOBS-ECONOMIC                        5/1/2011     5.000         750,000      733,973
     1,000,000      SOUTH COAST CONSERVANCY DIST I                      1/1/2028     5.250         994,029    1,011,660
       250,000      SOUTH DAKOTA ST HEALTH + EDL F                     11/1/2034     5.250         259,511      215,850
       400,000      SOUTH INDIAN RIV WTR CTL DIST                       8/1/2031     4.125         371,210      373,932
       170,000      SOUTH LAKE CNTY HOSP DIST FLA                      10/1/2022     6.000         173,120      164,584
       640,000      SOUTH LAKE CNTY HOSP DIST FLA                      10/1/2013     5.500         640,010      670,534
       500,000      SOUTHEASTALASKA PWR AGY ELEC                        6/1/2024     5.125         492,960      498,240
       300,000      SOUTHERN MINN MUN PWR AGY PWR                       1/1/2013     4.840         300,000      282,195
       250,000      SOUTHWESTERN ILL DEV AUTH REV                      8/15/2015     5.375         257,238      240,185
     1,500,000      SOUTHWESTERN ILL DEV AUTH REV                      8/15/2029     5.625       1,539,642    1,186,875
       250,000      SOUTHWESTERN ILL DEV AUTH REV                      11/1/2026     5.625         248,255      154,005
       750,000      SOUTHWESTERN ILL DEV AUTH REV                      10/1/2022     7.000         750,000      631,028
       500,000      SPARKS NEV REDEV AGY TAX                            6/1/2020     6.400         492,132      392,985
       500,000      SPARKS NEV TOURISM IMPT DIST                       6/15/2020     6.500         482,658      396,510
       317,000      ST BERNARD PARISH LA HOME MTG                       3/1/2039     5.800         310,693      319,514
     1,025,000      ST JOHN BAPTIST PARISH LA REV                       6/1/2037     5.125       1,025,000      718,054
       240,000      ST JOHNS CNTY FLA INDL DEV AUT                     10/1/2017     5.000         240,000      185,542
       500,000      ST JOHNS CNTY FLA INDL DEV AUT                      8/1/2034     5.625         481,997      353,510
       400,000      ST JOSEPHCNTY IND ECONOMIC DE                      5/15/2014     5.750         407,957      367,928
       460,000      ST JOSEPHCNTY IND ECONOMIC DE                      5/15/2026     6.000         329,575      336,913
       500,000      ST JOSEPHCNTY IND ECONOMIC DE                      5/15/2038     6.000         365,938      324,150
       500,000      ST JOSEPHCNTY IND HOSP AUTH                        2/15/2028     5.250         510,087      357,485
     1,000,000      ST JOSEPHMO INDL DEV AUTH TAX                      11/1/2019     5.100         987,880      801,540
       500,000      ST JOSEPHMO INDL DEV AUTH TAX                      11/1/2023     5.375         496,218      374,305
       800,000      ST LOUIS CNTY MO HSG AUTH MULT (b)                 11/1/2014     8.500         800,000      479,144
       250,000      ST LOUIS CNTY MO INDL DEV                           9/1/2021     5.375         254,810      214,693
     1,000,000      ST LOUIS CNTY MO INDL DEV                          12/1/2027     5.375       1,000,000      979,710
       250,000      ST LOUIS CNTY MO INDL DEV AUTH                    11/15/2022     5.000         253,468      159,073
       450,000      ST LOUIS MO INDL DEV AUTH TAX                       5/1/2026     5.125         447,402      286,682
       525,000      ST PAUL MINN HSG + REDEV AUTH                     11/15/2014     5.250         535,194      470,878
       239,199      ST TAMMANY PARISH LA FIN AUTH                      12/1/2039     5.250         244,771      228,669
       175,000      STERLING HILL CMNTY DEV DIST                       11/1/2010     5.500         174,739      152,499
       300,000      STERLING HILL CMNTY DEV DIST                        5/1/2011     5.100         300,000      156,267
       500,000      STONEYBROOK SOUTH CMNTY DEV                        11/1/2015     5.450         498,450      322,330
       500,000      SULLIVAN CNTY TENN HEALTH EDL                       9/1/2036     5.250         516,396      294,620
       395,000      SUMMIT ACADEMY NORTH MICH PUB                      11/1/2011     4.750         395,085      370,372
       500,000      TANGIPAHOA PARISH LA HOSP SVC                       2/1/2015     5.375         519,343      474,395
     1,000,000      TARRANT CNTY TEX CULTURAL ED                      11/15/2026     6.000       1,036,311      747,490
       750,000      TARRANT CNTY TEX CULTURAL ED                      11/15/2036     6.000         772,712      501,398
     1,000,000      TARRANT CNTY TEX CULTURAL ED                       5/15/2027     5.125         701,332      723,110
       250,000      TARRANT CNTY TEX CULTURAL ED                       2/15/2013     5.000         249,735      234,925

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       500,000      TARRANT CNTY TEX CULTURAL ED                      11/15/2016     5.250   $     484,710      424,385
       495,000      TENNESSEEHSG DEV AGY                                7/1/2034     5.100         495,000      458,573
       500,000      TENNESSEEHSG DEV AGY                                7/1/2031     4.500         500,000      505,025
     1,000,000      TENNESSEEHSG DEV AGY                                7/1/2038     5.450       1,000,000      959,030
       235,000      TENNESSEEHSG DEV AGY MTG FIN                        7/1/2023     5.200         237,321      236,001
       795,000      TERREBONNE PARISH LA                                3/1/2024     5.875         802,350      865,047
       250,000      TEXAS MUNGAS ACQUISITION + SU                     12/15/2026     2.334         250,000      160,000
       185,000      TEXAS MUNGAS ACQUISITION + SU                     12/15/2026     6.250         177,354      129,674
       500,000      TEXAS ST PUB FIN AUTH CHARTER                       9/1/2018     5.500         500,000      412,140
     1,000,000      TEXAS ST PUB FIN AUTH CHARTER                      8/15/2030     5.000         871,657      610,460
       800,000      TEXAS ST STUDENT HSG AUTH (b)                       1/1/2014    11.000         800,000            8
     1,305,000      TISONS LANDING CMNTY DEV DIST (b)                  11/1/2011     5.000       1,304,194      479,287
       300,000      TOBACCO SETTLEMENT FING CORP N                      6/1/2011     5.000          95,000      272,364
        95,000      TOBACCO SETTLEMENT FING CORP N                      6/1/2015     5.000         308,466       95,177
       425,000      TODD CREEK FARMS MET DIST NO 1                     12/1/2009     4.750         424,310      416,254
       250,000      TOLEDO-LUCAS CNTY OHIO PORT                        12/1/2035     5.375         257,780      192,478
       750,000      TOLOMATO CMNTY DEV DIST FLA                         5/1/2017     6.375         750,000      617,693
     2,000,000      TRAVIS CNTY TEX HEALTH FACS                       11/15/2035     4.750       2,000,000    1,926,800
       840,000      TRAVIS CNTY TEX HSG FIN CORP M (b)                  6/1/2035     9.250         840,000      323,971
     1,000,000      TULSA OKLA TULSA INDL AUTH REV                     10/1/2027     6.000       1,031,367    1,019,110
       520,000      TYLER TEXHEALTH FACS DEV CORP                       7/1/2009     6.600         520,000      522,850
       350,000      TYLER TEXHEALTH FACS DEV CORP                      11/1/2037     5.375         347,598      234,973
       500,000      ULSTER CNTY N Y INDL DEV AGY                       9/15/2013     5.100         497,032      453,525
       500,000      ULSTER CNTY N Y INDL DEV AGY                       9/15/2016     5.250         493,914      405,360
       350,000      UNIVERSITY CALIF REVS                              5/15/2031     5.750         362,190      364,700
       240,000      UNIVERSITY CITY MO INDL DEV AU                    12/20/2030     6.000         250,853      240,022
       250,000      UNIVERSITY ILL UNIV REVS                            4/1/2038     5.750         258,442      259,433
       671,000      UTAH ASSOCIATED MUNI POWER SYS                      5/1/2022     4.750         671,000      496,728
       500,000      UTAH HSG CORP SINGLE FAMILY MT                      1/1/2040     5.550         500,000      486,305
       600,000      UTAH ST CHARTER SCH FIN AUTH                       7/15/2018     6.375         600,000      526,302
       575,000      VALLEY ALA SPL CARE FACS FING                      11/1/2011     5.450         582,465      553,524
     1,105,000      VERANO CTR CMNTY DEV DIST FLA                      11/1/2012     5.000       1,105,000      529,947
     1,000,000      VERMONT EDL + HEALTH BLDGS FIN                     12/1/2027     6.125       1,021,162      897,520
       260,000      VERRADO CMNTY FACS DIST NO 1                       7/15/2013     6.000         260,000      255,980
       300,000      VIGO CNTYIND HOSP AUTH REV                          9/1/2027     5.500         296,896      208,527
       750,000      VIRGINIA ST HSG DEV AUTH                            7/1/2025     6.000         750,000      784,575
       500,000      VIRGINIA ST HSG DEV AUTH COMWL                      7/1/2031     5.350         504,178      500,690
     2,000,000      VIRGINIA ST HSG DEV AUTH COMWL                      7/1/2036     5.375       2,092,576    1,973,060
       250,000      WALKER FIELD COLO PUB ARPT AUT                     12/1/2027     4.750         227,977      171,623
       350,000      WASHINGTON CNTY IOWA HOSP REV                       7/1/2017     5.250         349,758      316,033
        45,000      WASHINGTON CNTY PA AUTH REV                        12/1/2029     6.150          47,668       37,036
       500,000      WASHINGTON CNTY VA INDL DEV AU                      7/1/2019     7.250         492,836      493,365
       470,000      WASHINGTON ST HEALTH CARE FACS                     2/15/2027     5.000         384,833      361,632
       500,000      WASHINGTON ST HEALTH CARE FACS                      8/1/2028     6.250         517,837      520,560
       500,000      WASHINGTON ST HEALTH CARE FACS                      3/1/2024     6.500         477,044      495,495
     1,000,000      WASHINGTON ST HEALTH CARE FACS                      3/1/2029     7.125         974,022    1,021,280
     1,000,000      WASHINGTON ST HSG FIN COMMN                        12/1/2033     5.450       1,000,000    1,012,870
     1,150,000      WASHINGTON ST HSG FIN COMMN NO                      1/1/2017     5.250       1,146,304      937,400
       650,000      WASHINGTON ST HSG FIN COMMN NO                      1/1/2013     5.100         650,000      606,827
       485,000      WATERS EDGE CMNTY DEV DIST FLA                     11/1/2012     5.000         485,138      249,208
       500,000      WATERSET NORTH CMNTY DEV DIST                      11/1/2015     6.550         498,654      311,565
       750,000      WEATHERFORD HOSP AUTH OKLA REV                      5/1/2016     6.000         765,382      636,210
       125,000      WELD CNTYCOLO CTFS PARTN                          12/15/2019     5.125         127,499      106,273
       500,000      WEST VIRGINIA ST HOSP FIN AUTH                      6/1/2028     5.375         487,983      434,125
       245,000      WEST VLGSIMPT DIST FLA REV                          5/1/2037     5.500         245,000      137,259
       665,000      WESTERN GENERATION AGY ORE                          1/1/2021     5.000         670,800      487,458
       200,000      WESTPARK CMNTY FACS DIST AZ                        7/15/2016     4.900         200,000      161,078
       500,000      WHITEHOUSE TEX INDPT SCH DIST (c)                  2/15/2025     4.650         241,065      210,160
       255,000      WILL CNTYILL SPL ED JT                              1/1/2021     5.500         264,924      257,479

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

       750,000      WINNEBAGO+ STEPHENSON CNTYS I (c)                   1/1/2019     5.250   $     452,245      436,478
       460,000      WISCONSINHEALTH + EDL FACS                         8/15/2016     4.600         458,844      430,647
     1,000,000      WISCONSINHEALTH + EDL FACS                         12/1/2034     5.000       1,000,000      989,330
     1,000,000      WISCONSINST GEN REV                                 5/1/2027     6.000       1,026,540    1,033,560
     1,000,000      WISCONSINST HEALTH + EDL FACS                      8/15/2022     5.750         896,549      751,630
     1,000,000      WISCONSINST HEALTH + EDL FACS                      8/15/2023     5.500       1,000,912      920,920
       500,000      WISCONSINST HEALTH + EDL FACS                      8/15/2026     5.875         475,578      457,025
       250,000      WISCONSINST HEALTH + EDL FACS                      8/15/2017     5.250         249,380      245,015
       500,000      WISCONSINST HEALTH + EDL FACS                      2/15/2018     6.250         480,282      502,585
       450,000      WISCONSINST HEALTH + EDL FACS                       7/1/2017     6.000         461,762      458,703
       350,000      WISCONSINST HEALTH + EDL FACS                       7/1/2021     6.000         359,230      352,482
       250,000      WISCONSINST HEALTH + EDL FACS                      10/1/2013     4.500         248,988      236,485
       500,000      WISCONSINST HEALTH + EDL FACS                      2/15/2032     5.250         488,252      421,625
       500,000      WISCONSINST HEALTH + EDL FACS                      1/15/2025     5.650         509,700      499,175
       500,000      WISCONSINST HEALTH + EDL FACS                       6/1/2028     5.700         519,469      395,755
       215,000      WISCONSINST HEALTH + EDL FACS                     11/15/2023     6.000         228,994      217,384
       250,000      WISCONSINST HEALTH + EDL FACS                     11/15/2032     6.000         268,500      247,953
     1,000,000      WISCONSINST HEALTH + EDL FACS                      5/15/2029     5.125         852,019      703,500
       400,000      WISCONSINST HEALTH + EDL FACS                      8/15/2023     5.600         401,464      363,712
       500,000      WISCONSINST HEALTH + EDL FACS                       7/1/2026     5.000         505,278      403,045
       500,000      WISCONSINST HEALTH + EDL FACS                      8/15/2024     6.500         344,614      373,595
       500,000      WISCONSINST HEALTH + EDL FACS                      8/15/2034     6.750         507,418      350,575
       200,000      WISCONSINST HEALTH + EDL FACS                       3/1/2015     4.650         200,000      178,268
       400,000      WISCONSINST HEALTH + EDL FACS                       9/1/2015     5.000         400,000      345,392
       305,000      WISCONSINST HEALTH + EDL FACS                      2/15/2034     5.375         307,485      226,270
       940,000      WOODHILL PUB FAC CORP TEX                          12/1/2015     7.250         930,181      897,456
       750,000      WYOMING CMNTY DEV AUTH HSG REV                     12/1/2023     5.250         760,839      755,483
       250,000      WYOMING MUN PWR AGY PWR SUPPLY                      1/1/2028     5.500         255,202      248,388
       250,000      YORK CNTYPA INDL DEV AUTH POL                      10/1/2019     6.450         250,000      250,930
       250,000      YUBA CITYCALIF REDEV AGY TAX                        9/1/2027     5.125         254,688      180,663
       355,000      ZEPHYR RIDGE CMNTY DEV DIST                         5/1/2013     5.250         355,572      176,669
                                                                                             -------------  -----------
                                                                                               449,760,630  397,846,288       92.47%
                 Cash Equivalents:

     6,299,341      SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.48%                    $   6,299,341    6,299,341        1.46%
                                                                                             -------------  -----------  ----------

                    Grand total (d)                                                          $ 488,033,539  431,213,360      100.22%
                                                                                             =============  ===========  ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the December 31, 2008 financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At March 31, 2009, the cost for Federal income tax purposes was $488,033,539. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                                                $   2,712,347
                Gross unrealized depreciation                                                  (49,991,989)
                                                                                             -------------
                   Net unrealized depreciation                                               $ (47,279,642)
                                                                                             =============

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

                           CLEARWATER INVESTMENT TRUST
      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
                                 March 31, 2009

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                Geographical Diversification                                                       Percent
                ------------------------------------------------------------------------------------------
                  Illinois                                                                           7.23%
                  Texas                                                                              8.63
                  Florida                                                                            5.97
                  California                                                                         7.14
                  Pennsylvania                                                                       2.22
                  Louisiana                                                                          3.07
                  Arizona                                                                            3.08
                  South Carolina                                                                     2.34
                  Missouri                                                                           3.03
                  Indiana                                                                            3.77
                  Michigan                                                                           2.47
                  Other                                                                             51.05
                                                                                                   ------
                                                                                                   100.00%
                                                                                                   ------

Other information:

            Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            Debt securities are valued at an evaluated mean provided by an independent pricing service that are based on upon where a U.S. municipal retail lot position would trade at the end of each business day.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                                         Investments in
                                                                                           Securities
            Valuation inputs                                                                at Value
                                                                                         --------------
            Level 1 - Quoted Prices                                                          27,067,731
            Level 2 - Other Significant Observable inputs                                   404,145,629
            Level 3 - Significant unobservable Inputs                                                 0
                                                                                         --------------
            Total                                                                           431,213,360
                                                                                         ==============

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
Common stocks:
  Australia:
        15,744        AGL ENERGY LTD                                                      $     158,983        163,809
         1,800        ALUMINA LTD                                                                 1,305          1,602
        20,157        AMCOR LTD                                                                  62,612         62,385
        20,307        AMP LTD                                                                    59,200         66,380
         1,300        ARISTOCRAT LEISURE LTD                                                      3,432          3,083
           800        ARROW ENERGY LTD (b)                                                        1,492          1,519
         5,512        ASX LTD                                                                   112,803        112,514
        18,260        AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD                               172,429        200,019
        19,517        AXA ASIA PACIFIC HOLDINGS LTD                                              47,802         46,151
        35,706        BHP BILLITON LTD                                                          769,159        792,426
         6,749        BLUESCOPE STEEL LTD                                                        12,698         12,063
         2,000        BORAL LTD                                                                   4,577          5,021
        17,400        BRAMBLES LTD                                                               64,294         58,087
         5,700        CALTEX AUSTRALIA LTD                                                       35,067         35,322
        14,300        CFS RETAIL PROPERTY TRUST                                                  15,601         16,211
        20,498        COCA-COLA AMATIL LTD                                                      114,217        123,601
         2,040        COCHLEAR LTD                                                               68,864         71,082
        15,434        COMMONWEALTH BANK OF AUSTRALIA                                            339,059        372,799
        11,720        COMPUTERSHARE LTD                                                          66,009         71,567
        11,853        CROWN LTD                                                                  47,994         52,347
         6,325        CSL LTD                                                                   139,918        142,923
         2,000        CSR LTD                                                                     1,681          1,669
        24,700        DEXUS PROPERTY GROUP                                                       12,575         12,884
         6,400        DOMINION MINING LTD                                                        22,271         24,926
         8,700        FAIRFAX MEDIA LTD                                                           6,265          6,142
         2,631        FORTESCUE METALS GROUP LTD (b)                                              4,818          4,666
        48,362        FOSTER'S GROUP LTD                                                        172,975        170,195
         4,300        ILUKA RESOURCES LTD (b)                                                    12,602         12,052
        19,665        INCITEC PIVOT LTD                                                          31,737         28,995
        45,041        INSURANCE AUSTRALIA GROUP LTD                                             104,823        109,640
         5,800        JB HI-FI LTD                                                               44,951         46,470
         2,244        LEIGHTON HOLDINGS LTD                                                      29,819         30,121
         5,857        LEND LEASE CORP LTD                                                        22,459         26,437
        21,900        LIHIR GOLD LTD (b)                                                         50,597         49,958
        12,841        LION NATHAN LTD                                                            68,838         72,161
         3,942        MACQUARIE GROUP LTD                                                        60,755         74,161
        50,348        METCASH LTD                                                               138,645        142,167
        17,913        NATIONAL AUSTRALIA BANK LTD                                               228,147        250,412
         5,159        NEWCREST MINING LTD                                                       113,152        117,436
         7,900        NUFARM LTD                                                                 58,501         62,086
         2,700        ONESTEEL LTD                                                                3,884          4,225
         6,184        ORICA LTD                                                                  57,756         63,611
        12,164        ORIGIN ENERGY LTD                                                         118,319        125,207
         2,500        PALADIN ENERGY LTD (b)                                                      5,787          5,912
           416        PERPETUAL LTD                                                               7,027          7,794
         9,352        QBE INSURANCE GROUP LTD                                                   117,170        125,336
         4,300        RAMSAY HEALTH CARE LTD                                                     28,071         29,458
         3,865        RIO TINTO LTD                                                             134,245        152,064
         4,420        SANTOS LTD                                                                 44,482         51,798
        44,900        SIGMA PHARMACEUTICALS LTD                                                  29,584         33,101
         2,100        SIMS METAL MANAGEMENT LTD                                                  24,232         24,537
         9,712        SONIC HEALTHCARE LTD                                                       72,687         74,773
        30,648        STOCKLAND                                                                  64,092         65,865
        16,994        SUNCORP-METWAY LTD                                                         64,559         70,915
        13,377        TABCORP HOLDINGS LTD                                                       57,050         60,473
        47,346        TATTS GROUP LTD                                                            81,620         91,212
        46,783        TELSTRA CORP LTD                                                           99,968        104,444
        16,989        TOLL HOLDINGS LTD                                                          70,747         73,848
        13,099        TRANSURBAN GROUP                                                           36,728         42,545
         6,100        WASHINGTON H. SOUL PATTINSON & CO LTD                                      35,765         42,425

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
Australia (Cont'd):
        12,863        WESFARMERS LTD                                                      $     159,546        168,634
         2,560        WESFARMERS LTD - PPS                                                       32,507         33,829
        17,362        WESTFIELD GROUP                                                           118,801        120,751
        29,049        WESTPAC BANKING CORP                                                      352,139        385,681
         6,211        WOODSIDE PETROLEUM LTD                                                    161,152        164,580
        14,034        WOOLWORTHS LTD                                                            238,809        244,110
         3,623        WORLEYPARSONS LTD                                                          42,764         45,356
                                                                                          -------------   ------------
                                                                                              5,742,617      6,065,973         6.00%
   Austria:
           857        AGRANA BETEILIGUNGS AG                                                     54,876         52,364
         3,000        ANDRITZ AG                                                                 85,070         92,289
         1,010        ERSTE GROUP BANK AG                                                        11,450         17,105
           247        OESTERREICHISCHE POST AG                                                    7,142          7,339
         2,158        OMV AG                                                                     64,361         72,234
         1,965        RAIFFEISEN INTERNATIONAL BANK HOLDING AG                                   63,526         55,360
         5,113        STRABAG SE - BR                                                            94,757        100,447
         2,648        TELEKOM AUSTRIA AG                                                         37,131         40,097
           915        VERBUND - OESTERREICHISCHE -
                      ELEKTRIZITAETSWIRTSCHAFTS AG - CLASS A                                     30,953         34,748
         2,303        VOESTALPINE AG                                                             32,585         30,132
                                                                                          -------------   ------------
                                                                                                481,851        502,115         0.50%
   Belgium:
         8,436        ANHEUSER-BUSCH INBEV NV                                                   236,036        232,457
         2,624        BELGACOM SA                                                                82,765         82,256
           346        CNP / NATIONALE PORTEFEUILLE MAATSCHAPPIJ                                  15,895         16,058
            68        COLRUYT SA                                                                 15,158         15,597
           731        DELHAIZE GROUP                                                             45,808         47,393
         1,713        DEXIA SA                                                                    5,086          5,916
        14,629        FORTIS                                                                     24,032         26,874
           908        GROUPE BRUXELLES LAMBERT SA                                                64,440         61,703
         2,945        KBC GROEP NV                                                               51,206         47,685
           498        MOBISTAR SA                                                                31,794         31,454
         1,825        SOLVAY SA - CLASS A                                                       114,056        127,872
         6,043        UCB SA                                                                    173,218        178,116
        10,166        UMICORE                                                                   185,635        187,764
                                                                                          -------------   ------------
                                                                                              1,045,129      1,061,145         1.05%
   Canada:
         1,100        AGNICO-EAGLE MINES LTD                                                     58,142         63,250
         8,400        ALIMENTATION COUCHE TARD INC - CLASS B                                     85,331         88,109
         2,900        ATCO LTD - CLASS I                                                         88,796         82,834
         4,000        BIOVAIL CORP                                                               47,206         43,512
           900        CANADIAN PACIFIC RAILWAY LTD                                               27,226         26,793
         2,600        CANADIAN UTILITIES LTD - CLASS A                                           82,356         75,812
        13,100        CGI GROUP INC - CLASS A - TORONTO EXCHANGE (b)                            101,837        105,811
         2,300        COGECO CABLE INC                                                           59,340         57,484
         1,600        EMPIRE CO LTD - CLASS A                                                    68,155         67,283
         4,700        IAMGOLD CORP                                                               35,860         40,573
         2,000        MANITOBA TELECOM SERVICES INC                                              52,574         50,700
         4,300        MAPLE LEAF FOODS INC                                                       28,083         27,772
         3,700        METRO INC - CLASS A                                                       117,285        111,263
         4,100        NATIONAL BANK OF CANADA                                                   139,384        130,969
         1,500        OPEN TEXT CORP (b)                                                         48,746         51,855
         2,100        QUEBECOR INC - CLASS B                                                     29,921         29,908
         1,800        RONA INC (b)                                                               17,017         16,953
         1,700        SHAW COMMUNICATIONS INC - CLASS B                                          26,642         25,925
         2,100        SHOPPERS DRUG MART CORP                                                    75,475         72,213
           400        SNC-LAVALIN GROUP INC                                                      10,171         10,172
         2,800        TELUS CORP - NON VOTING                                                    73,440         73,335
           800        TIM HORTONS INC                                                            20,655         20,572
         1,600        TSX GROUP INC                                                              44,701         45,384
         2,100        WESTON (GEORGE) LTD                                                       103,857         97,473
   Canada (Cont'd):
         5,300        YAMANA GOLD INC                                                     $      47,323         49,495
                                                                                          -------------   ------------

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
                                                                                              1,489,523      1,465,450         1.45%
   Denmark:
            10        A P MOLLER - MAERSK A/S - CLASS A                                          46,408         43,333
            14        A P MOLLER - MAERSK A/S - CLASS B                                          65,265         61,415
         3,700        CARLSBERG A/S - CLASS B                                                   147,134        151,753
         3,500        DANSKE BANK A/S (b)                                                        26,970         29,459
         4,000        DSV A/S                                                                    31,768         29,316
           200        FLSMIDTH & CO A/S                                                           6,012          5,082
           200        JYSKE BANK A/S - REGISTERED (b)                                             4,423          4,565
         4,850        NOVO NORDISK A/S - CLASS B                                                234,557        232,218
         2,300        NOVOZYMES A/S - CLASS B                                                   180,926        166,108
         2,700        VESTAS WIND SYSTEMS A/S (b)                                               119,280        118,443
                                                                                          -------------   ------------
                                                                                                862,743        841,692         0.83%
   Finland:
        10,605        ELISA OYJ                                                                 149,146        154,810
         5,049        FORTUM OYJ (b)                                                             98,677         96,239
         1,628        KONE OYJ - CLASS B                                                         35,674         33,734
         9,000        METSO OYJ                                                                 114,239        106,396
         1,251        NESTE OIL OYJ                                                              14,206         16,650
        42,939        NOKIA OYJ                                                                 498,920        506,474
         7,467        ORION OYJ - CLASS B                                                       126,502        108,110
           529        POHJOLA BANK PLC                                                            6,001          3,120
         1,988        RAUTARUUKKI OYJ                                                            39,419         31,846
         6,335        SAMPO OYJ - CLASS A                                                        88,301         93,571
           559        SANOMA OYJ                                                                  6,931          7,143
           866        STORA ENSO OYJ - CLASS R (b)                                                4,897          3,071
         2,778        UPM-KYMMENE OYJ                                                            20,580         16,051
           317        WARTSILA OYJ                                                                7,249          6,691
                                                                                          -------------   ------------
                                                                                              1,210,742      1,183,906         1.17%
   France:
         1,458        ACCOR SA                                                                   53,177         50,769
           551        AEROPORTS DE PARIS                                                         28,858         29,275
           507        AIR FRANCE-KLM                                                              5,280          4,512
         2,780        AIR LIQUIDE SA                                                            232,152        226,155
        38,015        ALCATEL-LUCENT (b)                                                         63,037         71,602
         2,049        ALSTOM SA                                                                 109,186        106,104
           608        ATOS ORIGIN SA                                                             15,429         15,611
        17,318        AXA SA                                                                    209,142        208,180
         8,608        BNP PARIBAS                                                               357,845        355,823
         3,409        BOUYGUES SA                                                               121,899        121,897
         1,862        CAP GEMINI SA                                                              62,328         59,903
         7,013        CARREFOUR SA                                                              248,047        273,869
           538        CASINO GUICHARD PERRACHON SA                                               35,576         35,031
         1,392        CGDE MICHELIN - CLASS B                                                    51,331         51,642
           648        CHRISTIAN DIOR SA                                                          36,000         35,527
           451        CIE GENERALE DE GEOPHYSIQUE - VERITAS (b)                                   5,164          5,241
         1,684        CNP ASSURANCES                                                            109,875        106,250
         2,640        COMPAGNIE DE SAINT-GOBAIN                                                  74,385         74,061
         9,264        CREDIT AGRICOLE SA                                                        103,089        102,281
         4,112        DASSAULT SYSTEMES SA                                                      160,030        159,816
         2,824        EDF SA                                                                    110,256        110,788
         1,587        ESSILOR INTERNATIONAL SA                                                   58,923         61,342
           486        EURAZEO                                                                     9,917         13,027
         1,468        EUROPEAN AERONAUTIC DEFENCE AND SPACE CO NV                                19,935         17,081
           613        EUTELSAT COMMUNICATIONS                                                    12,145         13,028
        18,144        FRANCE TELECOM SA                                                         421,501        413,322
        10,875        GDF SUEZ                                                                  373,367        373,406
         3,743        GROUPE DANONE                                                             176,326        182,265
           648        HERMES INTERNATIONAL                                                       64,251         75,365
           298        KLEPIERRE                                                                   6,122          5,243
   France (Cont'd):
           930        LAFARGE SA                                                          $      41,124         41,864
         1,384        LAGARDERE S.C.A.                                                           37,284         38,853

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         3,554        LEGRAND SA                                                                 61,802         61,771
         2,427        L'OREAL SA                                                                164,376        166,990
         1,848        LVMH MOET HENNESSY LOUIS VUITTON SA                                       118,267        116,081
         6,049        M6-METROPOLE TELEVISION                                                    95,147         98,748
        24,670        NATIXIS                                                                    41,439         41,911
            79        NEOPOST SA                                                                  6,064          6,129
         4,800        NEXITY                                                                    103,422        102,650
         1,808        PERNOD-RICARD SA                                                          102,552        100,805
         1,844        PEUGEOT SA                                                                 36,311         34,879
         1,486        PPR                                                                        98,725         95,297
         7,458        PUBLICIS GROUPE                                                           206,761        191,391
         3,000        REMY COINTREAU SA                                                          73,442         71,130
         2,019        RENAULT SA                                                                 37,809         41,528
         4,202        SAFRAN SA                                                                  40,399         39,126
        10,440        SANOFI-AVENTIS SA                                                         575,691        587,697
         1,778        SCHNEIDER ELECTRIC SA                                                     114,358        118,344
         1,813        SCOR SE                                                                    36,441         37,315
         3,311        SES SA                                                                     62,443         63,243
         1,600        SOCIETE BIC SA                                                             84,593         78,624
         4,773        SOCIETE GENERALE                                                          175,921        187,027
         3,188        SODEXO                                                                    152,057        145,352
         7,867        STMICROELECTRONICS NV                                                      36,286         39,583
         1,854        SUEZ ENVIRONNEMENT SA (b)                                                  25,896         27,274
           740        TECHNIP SA                                                                 25,687         26,156
         3,600        TELEPERFORMANCE                                                           113,123         99,080
           901        THALES SA                                                                  35,719         34,156
        22,332        TOTAL SA                                                                1,127,567      1,110,149
         1,022        UNIBAIL-RODAMCO                                                           141,501        144,751
           736        VALLOUREC SA                                                               62,762         68,248
         5,373        VEOLIA ENVIRONNEMENT                                                      121,010        112,192
         4,797        VINCI SA                                                                  184,087        178,123
        12,678        VIVENDI                                                                   329,623        335,537
           188        ZODIAC AEROSPACE                                                            6,834          4,767
                                                                                          -------------   ------------
                                                                                              8,011,096      8,005,187         7.92%
   Germany:
         1,561        ADIDAS AG                                                                  49,956         51,961
         4,650        ALLIANZ SE - REGISTERED                                                   380,851        390,727
         8,233        BASF SE                                                                   261,824        249,227
         8,035        BAYER AG                                                                  384,936        384,220
         3,353        BAYERISCHE MOTOREN WERKE AG                                                98,785         97,047
           828        BEIERSDORF AG                                                              35,556         37,163
           246        CELESIO AG                                                                  4,967          4,535
         9,754        COMMERZBANK AG                                                             35,963         52,084
         9,421        DAIMLER AG - REGISTERED SHARES                                            267,081        238,763
         6,074        DEUTSCHE BANK AG - REGISTERED                                             225,164        244,461
         2,057        DEUTSCHE BOERSE AG                                                        105,574        123,991
        11,261        DEUTSCHE LUFTHANSA AG - REGISTERED                                        127,854        122,206
         8,841        DEUTSCHE POST AG - REGISTERED                                              93,073         95,239
        30,012        DEUTSCHE TELEKOM AG - REGISTERED                                          377,390        372,733
        18,111        E.ON AG                                                                   480,243        503,023
         2,199        FRESENIUS MEDICAL CARE AG & CO KGAA                                        82,494         85,466
         2,738        GEA GROUP AG                                                               27,680         29,204
         1,662        HANNOVER RUECKVERSICHERU AG - REGISTERED                                   60,417         52,983
         1,524        HENKEL AG & CO KGAA                                                        36,170         38,462
         4,550        HOCHTIEF AG                                                               170,425        172,306
         1,227        K+S AG                                                                     55,001         56,929
         1,359        LINDE AG                                                                   95,821         92,387
         1,438        MAN AG                                                                     62,202         62,651
           612        MERCK KGAA                                                                 51,956         54,107
   Germany (Cont'd):
         2,503        METRO AG                                                            $      81,367         82,619
         1,898        MUENCHENER RUECKVERSICHERUNGS AG - REGISTERED                             239,755        231,436
         2,977        QIAGEN NV (b)                                                              47,317         47,610

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         2,700        RHEINMETALL AG                                                             91,774         91,847
         4,300        RWE AG                                                                    295,372        301,631
           582        SALZGITTER AG                                                              34,934         32,531
         9,224        SAP AG                                                                    330,986        326,886
         9,258        SIEMENS AG - REGISTERED                                                   544,953        528,906
         1,600        SOFTWARE AG                                                               116,187        114,020
         2,068        SUEDZUCKER AG                                                              43,410         39,858
         2,813        THYSSENKRUPP AG                                                            54,976         49,209
         2,500        TUI AG                                                                     11,913         13,349
           934        VOLKSWAGEN AG                                                             270,521        286,955
                                                                                          -------------   ------------
                                                                                              5,734,848      5,758,732         5.70%
   Greece:
         1,323        ALPHA BANK AE (b)                                                           6,529          8,752
         3,147        COCA-COLA HELLENIC BOTTLING CO SA                                          46,604         45,145
         2,199        EFG EUROBANK ERGASIAS                                                      10,095         12,677
         8,000        HELLENIC PETROLEUM SA                                                      69,687         76,191
         8,715        HELLENIC TELECOMMUNICATION ORGANIZATION SA                                130,733        130,114
         9,422        MARFIN INVESTMENT GROUP SA (b)                                             30,420         34,041
         3,720        NATIONAL BANK OF GREECE SA                                                 52,220         56,379
         2,383        OPAP SA                                                                    63,182         62,736
         1,459        PIRAEUS BANK SA                                                             9,442          9,690
         2,492        PUBLIC POWER CORP SA                                                       42,963         45,017
                                                                                          -------------   ------------
                                                                                                461,875        480,742         0.48%
   Hong Kong:
        38,700        BANK OF EAST ASIA LTD                                                      69,197         74,700
        20,000        BELLE INTERNATIONAL HOLDINGS LTD                                            9,604         10,193
        12,000        CAFE DE CORAL HOLDINGS LTD                                                 24,235         23,565
        20,000        CHEUNG KONG HOLDINGS LTD                                                  172,258        172,250
        12,000        CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD                                    46,390         47,998
        24,000        CLP HOLDINGS LTD                                                          166,989        164,895
        10,700        ESPRIT HOLDINGS LTD                                                        56,088         54,533
        70,000        FIRST PACIFIC CO                                                           22,580         24,025
         4,000        GUOCO GROUP LTD                                                            22,711         22,218
        23,000        HANG LUNG GROUP LTD                                                        68,221         70,035
        30,000        HANG LUNG PROPERTIES LTD                                                   64,007         70,448
         8,800        HANG SENG BANK LTD                                                         88,851         88,620
        13,000        HENDERSON LAND DEVELOPMENT CO LTD                                          45,544         49,481
         6,000        HENGAN INTERNATIONAL GROUP CO LTD                                          21,503         24,115
        82,400        HKR INTERNATIONAL LTD                                                      16,738         19,881
        36,000        HONG KONG & CHINA GAS CO LTD                                               53,385         56,761
        15,000        HONG KONG EXCHANGES & CLEARING LTD                                        136,476        141,671
        10,000        HONGKONG ELECTRIC HOLDINGS                                                 60,255         59,352
        58,900        HOPEWELL HIGHWAY INFRASTRUCTURE LTD                                        32,287         33,210
         7,000        HOPEWELL HOLDINGS LTD                                                      18,798         18,380
        49,000        HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LTD                             14,425         15,300
        24,000        HUTCHISON WHAMPOA LTD                                                     122,641        117,672
        47,000        INDUSTRIAL AND COMMERCIAL BANK OF CHINA ASIA LTD                           49,855         49,969
         8,500        KERRY PROPERTIES LTD                                                       17,201         20,509
        30,000        LI & FUNG LTD                                                              69,930         70,448
        56,500        LINK (THE) REIT                                                           115,236        111,682
        20,000        MONGOLIA ENERGY CO LTD (b)                                                  5,621          5,780
        16,500        MTR CORP                                                                   38,268         39,683
        16,000        NEW WORLD DEVELOPMENT LTD                                                  15,204         15,958
         2,000        NWS HOLDINGS LTD                                                            2,687          2,694
        36,000        ROAD KING INFRASTRUCTURE LTD                                               12,850         14,678
        44,000        SA SA INTERNATIONAL HOLDINGS LTD                                           12,383         13,682
         8,000        SHANGRI-LA ASIA LTD                                                         8,630          9,083
        14,000        SHUI ON CONSTRUCTION AND MATERIALS LTD                                     10,727         13,457
   Hong Kong (Cont'd):
        14,000        SINO LAND CO                                                        $      12,288         13,999
        31,500        SMARTONE TELECOMMUNICATIONS HOLDINGS LTD                                   19,128         18,452
        15,000        SUN HUNG KAI PROPERTIES LTD                                               126,327        134,316
        10,000        SWIRE PACIFIC LTD - CLASS A                                                63,406         66,706

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         3,000        TELEVISION BROADCASTS LTD                                                   9,222          9,580
       113,000        TIAN AN CHINA INVESTMENT                                                   26,170         30,181
        13,000        WHARF HOLDINGS LTD                                                         28,857         32,272
        22,000        WHEELOCK & CO LTD                                                          35,233         37,015
        41,000        YUE YUEN INDUSTRIAL HOLDINGS LTD                                           83,330         93,423
                                                                                          -------------   ------------
                                                                                              2,095,736      2,162,870         2.14%
   Ireland:
           531        CRH PLC - DUBLIN EXCHANGE                                                   8,958         11,439
         5,112        CRH PLC - LONDON EXCHANGE                                                 108,253        111,223
           666        ELAN CORP PLC - DUBLIN EXCHANGE (b)                                         5,141          4,671
         5,458        ELAN CORP PLC - LONDON EXCHANGE (b)                                        31,760         37,699
         1,776        KERRY GROUP PLC - CLASS A                                                  35,054         36,235
                                                                                          -------------   ------------
                                                                                                189,166        201,267         0.20%
   Italy:
        41,159        A2A SPA                                                                    67,304         62,489
         7,890        ACEA SPA                                                                   89,392         94,322
         7,420        ALLEANZA ASSICURAZIONI SPA                                                 36,612         41,838
         4,000        ANSALDO STS SPA (b)                                                        61,493         63,545
        10,217        ASSICURAZIONI GENERALI SPA                                                160,158        175,067
        20,052        AUTOGRILL SPA                                                             117,200        115,595
         2,752        BANCA CARIGE SPA                                                            7,205          9,029
        32,433        BANCA POPOLARE DI MILANO SCARL                                            146,729        161,551
        28,997        BANCO POPOLARE SCARL                                                      114,754        133,266
        14,000        BENETTON GROUP SPA                                                         95,948         91,213
         2,148        BULGARI SPA                                                                 9,445          9,444
         7,886        BUZZI UNICEM SPA                                                           82,926         88,460
        32,171        ENEL SPA                                                                  152,569        154,370
        25,561        ENI SPA                                                                   482,272        496,383
        10,667        FIAT SPA                                                                   65,563         74,670
         5,791        FINMECCANICA SPA                                                           71,742         72,075
           642        FONDIARIA-SAI SPA                                                           7,308          7,504
        87,717        INTESA SANPAOLO SPA                                                       222,259        241,474
           886        LOTTOMATICA SPA                                                            14,246         14,570
         1,095        LUXOTTICA GROUP SPA                                                        14,342         17,003
         8,238        MEDIASET SPA                                                               35,497         36,739
         6,859        MEDIOBANCA SPA                                                             50,227         58,218
        41,558        MEDIOLANUM SPA                                                            143,594        143,522
        20,039        PARMALAT SPA                                                               36,886         41,284
           868        PICCOLO CREDITO VALTELLINESE SCARL                                          7,075          7,033
       342,325        PIRELLI & C. SPA                                                           78,453         79,937
         2,966        PRYSMIAN SPA                                                               29,515         29,548
        18,000        RECORDATI SPA                                                              97,937         98,028
         3,842        SAIPEM SPA                                                                 66,811         68,384
        14,229        SNAM RETE GAS SPA                                                          73,766         76,357
         5,506        SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                              27,910         27,938
         6,028        TENARIS SA                                                                 60,927         61,333
        22,370        TERNA RETE ELETTRICA NAZIONALE SPA                                         71,955         69,679
       120,317        UNICREDIT SPA                                                             183,077        198,491
         5,082        UNIONE DI BANCHE ITALIANE SCPA                                             44,449         55,994
                                                                                          -------------   ------------
                                                                                              3,027,546      3,176,353         3.14%
   Japan:
         2,000        77 BANK (THE) LTD                                                   $      10,160          9,829
         1,100        ADVANTEST CORP                                                             15,820         16,217
        36,800        AEON CO LTD                                                               239,991        239,146
        12,000        AIOI INSURANCE CO LTD                                                      49,160         46,014
         2,300        AISIN SEIKI CO LTD                                                         37,584         35,881
   Japan (Cont'd):
        38,000        AJINOMOTO CO INC                                                    $     271,245        266,500
        11,000        ALL NIPPON AIRWAYS CO LTD (b)                                              44,866         42,846
         2,000        AMADA CO LTD                                                               10,582         10,454
        19,600        ASAHI BREWERIES LTD                                                       250,963        232,591
         9,000        ASAHI GLASS CO LTD                                                         45,294         47,134

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
        13,000        ASAHI KASEI CORP                                                           46,220         46,569
         4,700        ASTELLAS PHARMA INC                                                       147,049        143,230
        18,000        BANK OF KYOTO (THE) LTD                                                   165,776        151,121
        10,000        BANK OF YOKOHAMA (THE) LTD                                                 45,194         42,180
         1,300        BENESSE CORP                                                               48,395         47,488
         6,500        BRIDGESTONE CORP                                                           95,795         92,417
         5,700        BROTHER INDUSTRIES LTD                                                     42,142         41,586
        11,600        CANON INC                                                                 316,886        330,093
         3,800        CASIO COMPUTER CO LTD                                                      28,796         26,573
            22        CENTRAL JAPAN RAILWAY CO                                                  120,806        122,988
         6,000        CHIBA BANK (THE) LTD                                                       28,877         29,364
         6,400        CHUBU ELECTRIC POWER CO INC                                               146,180        140,142
        13,100        CHUGAI PHARMACEUTICAL CO LTD                                              213,489        219,436
         5,000        CHUGOKU BANK (THE) LTD                                                     66,267         63,472
         3,800        CHUGOKU ELECTRIC POWER (THE) CO INC                                        84,234         82,059
        12,000        CHUO MITSUI TRUST HOLDINGS INC                                             40,365         36,327
         7,900        CITIZEN HOLDINGS CO LTD                                                    31,581         31,887
         2,000        COCA-COLA WEST CO LTD                                                      30,433         31,806
        13,000        COSMO OIL CO LTD                                                           41,210         39,092
         3,600        CREDIT SAISON CO LTD                                                       33,194         34,692
        25,000        DAI NIPPON PRINTING CO LTD                                                232,340        226,792
         5,000        DAIHATSU MOTOR CO LTD                                                      40,684         38,799
         6,500        DAIICHI SANKYO CO LTD                                                     108,565        108,093
         2,100        DAIKIN INDUSTRIES LTD                                                      54,026         56,791
         1,200        DAITO TRUST CONSTRUCTION CO LTD                                            42,344         39,960
         6,000        DAIWA HOUSE INDUSTRY CO LTD                                                45,826         47,952
        17,000        DAIWA SECURITIES GROUP INC                                                 71,223         73,421
         4,000        DENKI KAGAKU KOGYO K K                                                      7,188          7,144
         5,000        DENSO CORP                                                                100,509         98,487
         1,100        DENTSU INC                                                                 16,111         16,606
         3,000        EAST JAPAN RAILWAY CO                                                     157,290        155,299
        10,400        EISAI CO LTD                                                              317,956        302,242
         6,200        ELECTRIC POWER DEVELOPMENT CO LTD                                         184,487        182,685
         6,100        FAMILYMART CO LTD                                                         178,812        184,663
         2,300        FANUC LTD                                                                 158,664        153,876
           400        FAST RETAILING CO LTD                                                      46,294         45,086
        40,000        FUJI HEAVY INDUSTRIES LTD                                                 138,309        129,970
        12,400        FUJIFILM HOLDINGS CORP                                                    272,045        265,895
        67,000        FUJITSU LTD                                                               248,663        246,772
        52,000        FUKUOKA FINANCIAL GROUP INC                                               170,760        156,893
         6,000        GUNMA BANK (THE) LTD                                                       31,571         32,089
         2,000        HACHIJUNI BANK (THE) LTD                                                   11,203         11,524
        14,000        HANKYU HANSHIN HOLDINGS INC                                                64,345         63,149
           200        HIROSE ELECTRIC CO LTD                                                     17,372         19,092
         7,000        HIROSHIMA BANK (THE) LTD                                                   26,154         26,489
         5,100        HISAMITSU PHARMACEUTICAL CO INC                                           153,228        156,449
        86,000        HITACHI LTD                                                               241,069        230,839
         4,800        HOKKAIDO ELECTRIC POWER CO INC                                            101,693         95,904
        25,000        HOKUHOKU FINANCIAL GROUP INC                                               45,996         45,157
         1,600        HOKURIKU ELECTRIC POWER CO                                                 37,649         38,265
        16,800        HONDA MOTOR CO LTD                                                        394,998        392,454
         5,900        HOYA CORP                                                                 119,285        114,905
         1,600        IBIDEN CO LTD                                                              37,951         38,184
         1,900        IDEMITSU KOSAN CO LTD                                                     140,396        141,494
             7        INPEX CORP                                                                 47,684         48,244
         4,500        ISETAN MITSUKOSHI HOLDINGS LTD                                             35,506         34,375
   Japan (Cont'd):
        15,000        ITOCHU CORP                                                         $      69,460         72,352
         3,000        IYO BANK (THE) LTD                                                         30,900         30,121
         4,000        J FRONT RETAILING CO LTD                                                   13,473         13,724
         8,000        JAPAN AIRLINES CORP (b)                                                    16,249         16,145
             6        JAPAN REAL ESTATE INVESTMENT CORP                                          46,693         45,772
             2        JAPAN RETAIL FUND INVESTMENT CORP                                           8,807          7,588

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         5,000        JAPAN STEEL WORKS (THE) LTD                                                47,736         46,670
            57        JAPAN TOBACCO INC                                                         138,824        150,640
         5,100        JFE HOLDINGS INC                                                          114,296        110,389
         1,000        JGC CORP                                                                   13,151         11,261
         8,000        JOYO BANK (THE) LTD                                                        37,526         36,650
         5,100        JS GROUP CORP                                                              59,682         56,919
           700        JSR CORP                                                                    8,196          8,088
         5,000        JTEKT CORP                                                                 36,670         34,511
         7,000        KAJIMA CORP                                                                15,004         17,094
         1,000        KAMIGUMI CO LTD                                                             7,421          6,610
         6,800        KANSAI ELECTRIC POWER (THE) CO INC                                        151,105        146,842
         2,000        KANSAI PAINT CO LTD                                                        10,449         11,039
         5,000        KAO CORP                                                                   97,892         96,822
        35,000        KAWASAKI HEAVY INDUSTRIES LTD                                              71,135         69,223
        20,000        KAWASAKI KISEN KAISHA LTD                                                  71,674         61,554
            26        KDDI CORP                                                                 122,052        121,212
         6,000        KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD                                     45,614         43,108
        13,000        KEIO CORP                                                                  76,925         73,462
         5,000        KEISEI ELECTRIC RAILWAY CO LTD                                             23,110         24,874
           310        KEYENCE CORP                                                               57,941         57,871
        16,000        KINTETSU CORP                                                              65,329         66,196
        20,000        KIRIN HOLDINGS CO LTD                                                     205,557        210,294
         9,100        KOMATSU LTD                                                               104,287         98,255
         3,900        KONAMI CORP                                                                61,913         58,166
         4,500        KONICA MINOLTA HOLDINGS INC                                                40,976         38,053
        13,000        KUBOTA CORP                                                                71,606         70,182
         5,500        KURARAY CO LTD                                                             46,234         46,342
           300        KURITA WATER INDUSTRIES LTD                                                 6,739          5,731
         2,000        KYOCERA CORP                                                              133,049        130,778
        22,000        KYOWA HAKKO KIRIN CO LTD                                                  184,141        183,593
         2,300        KYUSHU ELECTRIC POWER CO INC                                               50,487         51,292
         2,800        LAWSON INC                                                                109,674        115,278
         2,000        MAKITA CORP                                                                45,574         44,400
        22,000        MARUBENI CORP                                                              68,514         67,710
         6,500        MARUI GROUP CO LTD                                                         32,287         34,304
        32,000        MAZDA MOTOR CORP                                                           59,801         52,957
        48,500        MITSUBISHI CHEMICAL HOLDINGS CORP                                         173,427        164,441
        12,800        MITSUBISHI CORP                                                           164,009        165,975
        22,000        MITSUBISHI ELECTRIC CORP                                                   95,945         97,902
        12,000        MITSUBISHI ESTATE CO LTD                                                  135,212        133,442
        17,000        MITSUBISHI GAS CHEMICAL CO INC                                             75,149         72,049
        26,000        MITSUBISHI HEAVY INDUSTRIES LTD                                            79,606         78,184
        18,000        MITSUBISHI MATERIALS CORP                                                  47,129         48,133
        14,000        MITSUBISHI TANABE PHARMA CORP                                             164,482        137,175
       109,100        MITSUBISHI UFJ FINANCIAL GROUP INC                                        537,423        524,035
        20,000        MITSUI & CO LTD                                                           191,168        198,992
        16,000        MITSUI CHEMICALS INC                                                       40,819         38,588
        10,000        MITSUI FUDOSAN CO LTD                                                     110,813        107,670
         3,000        MITSUI MINING & SMELTING CO LTD (b)                                         5,391          4,904
        10,000        MITSUI OSK LINES LTD                                                       51,148         48,537
         4,300        MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INC                               97,718         98,714
       113,000        MIZUHO FINANCIAL GROUP INC                                                242,507        214,371
         7,000        MURATA MANUFACTURING CO LTD                                               311,898        267,005
         1,500        NAMCO BANDAI HOLDINGS INC                                                  14,652         14,879
        92,000        NEC CORP (b)                                                              244,755        245,087
   Japan (Cont'd):
         3,000        NGK INSULATORS LTD                                                  $      44,485         45,560
         1,000        NIDEC CORP                                                                 44,947         44,400
        18,000        NIKON CORP                                                                202,259        200,889
         1,100        NINTENDO CO LTD                                                           329,325        315,794
             5        NIPPON BUILDING FUND INC                                                   42,740         42,684
         1,000        NIPPON ELECTRIC GLASS CO LTD                                                6,848          6,922
         4,000        NIPPON EXPRESS CO LTD                                                      11,192         12,432

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
        15,000        NIPPON MEAT PACKERS INC                                                   161,126        155,147
        10,000        NIPPON MINING HOLDINGS INC                                                 36,634         39,354
        10,000        NIPPON OIL CORP                                                            47,871         49,143
         9,000        NIPPON PAPER GROUP INC                                                    223,294        217,055
        65,000        NIPPON STEEL CORP                                                         177,441        172,503
         5,900        NIPPON TELEGRAPH & TELEPHONE CORP                                         226,754        222,070
        10,000        NIPPON YUSEN KK                                                            40,741         38,043
        25,000        NIPPONKOA INSURANCE CO LTD                                                153,198        142,786
        17,000        NISHI-NIPPON CITY BANK (THE) LTD                                           40,901         36,368
        16,700        NISSAN MOTOR CO LTD                                                        57,921         58,981
        15,000        NISSHIN SEIFUN GROUP INC                                                  163,090        159,385
        15,000        NISSHIN STEEL CO LTD                                                       27,029         24,975
         3,000        NISSHINBO HOLDINGS INC                                                     23,700         28,093
         4,800        NISSIN FOODS HOLDINGS CO LTD                                              153,042        140,465
           100        NITORI CO LTD                                                               6,190          5,570
         1,400        NITTO DENKO CORP                                                           28,469         28,325
        24,200        NOMURA HOLDINGS INC                                                       123,977        120,879
        11,200        NOMURA RESEARCH INSTITUTE LTD                                             182,173        172,917
         6,000        NSK LTD                                                                    24,006         22,826
         2,000        NTN CORP                                                                    5,258          5,590
            76        NTT DATA CORP                                                             207,174        204,917
           175        NTT DOCOMO INC                                                            252,576        236,101
        10,000        OBAYASHI CORP                                                              47,788         48,234
         5,000        ODAKYU ELECTRIC RAILWAY CO LTD                                             38,156         38,547
        13,000        OJI PAPER CO LTD                                                           49,994         52,473
         4,000        OLYMPUS CORP                                                               61,766         63,774
        12,500        OMRON CORP                                                                152,932        145,939
         4,400        ONO PHARMACEUTICAL CO LTD                                                 207,828        191,363
         1,000        ONWARD HOLDINGS CO LTD                                                      6,533          6,478
           400        ORIENTAL LAND CO LTD                                                       25,460         25,348
         1,390        ORIX CORP (b)                                                              43,400         44,463
        71,000        OSAKA GAS CO LTD                                                          234,992        220,667
        20,900        PANASONIC CORP                                                            240,899        225,451
         6,000        PANASONIC ELECTRIC WORKS CO LTD                                            41,493         43,350
            74        RAKUTEN INC                                                                33,877         35,245
         3,900        RESONA HOLDINGS INC                                                        57,474         51,554
         9,000        RICOH CO LTD                                                              103,843        105,621
         1,100        ROHM CO LTD                                                                55,152         54,279
           100        SANKYO CO LTD                                                               4,558          4,309
         5,700        SANTEN PHARMACEUTICAL CO LTD                                              157,616        157,599
         3,000        SANYO ELECTRIC CO LTD (b)                                                   4,634          4,420
           433        SBI HOLDINGS INC                                                           45,378         44,524
         2,300        SECOM CO LTD                                                               86,595         84,249
         4,100        SEGA SAMMY HOLDINGS INC                                                    38,822         35,705
         2,300        SEIKO EPSON CORP                                                           33,196         30,914
         3,000        SEKISUI CHEMICAL CO LTD                                                    13,106         14,834
         6,000        SEKISUI HOUSE LTD                                                          44,394         45,046
         7,600        SEVEN & I HOLDINGS CO LTD                                                 160,487        165,652
             4        SEVEN BANK LTD                                                              9,649         10,591
         8,000        SHARP CORP                                                                 63,613         62,644
         1,300        SHIKOKU ELECTRIC POWER CO INC                                              36,468         34,566
         4,000        SHIMADZU CORP                                                              25,419         25,389
           300        SHIMANO INC                                                                 9,386          8,976
         2,000        SHIMIZU CORP                                                                7,530          8,254
   Japan (Cont'd):
         4,600        SHIN-ETSU CHEMICAL CO LTD                                           $     223,707        221,414
        29,000        SHINKO SECURITIES CO LTD                                                   61,853         55,893
         2,000        SHIONOGI & CO LTD                                                          33,077         33,986
        16,000        SHISEIDO CO LTD                                                           231,314        231,686
         4,000        SHIZUOKA BANK (THE) LTD                                                    36,578         35,681
        17,900        SHOWA SHELL SEKIYU KK                                                     164,829        161,842
           600        SMC CORP                                                                   57,789         57,215
         7,800        SOFTBANK CORP                                                              99,359         98,858

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
        11,000        SOMPO JAPAN INSURANCE INC                                                  58,735         56,055
         9,200        SONY CORP                                                                 184,118        185,486
            10        SONY FINANCIAL HOLDINGS INC                                                26,791         26,539
         2,700        STANLEY ELECTRIC CO LTD                                                    30,745         29,806
         2,800        SUMCO CORP                                                                 43,364         40,743
        13,000        SUMITOMO CHEMICAL CO LTD                                                   43,085         43,683
        11,500        SUMITOMO CORP                                                             101,133         97,826
         5,600        SUMITOMO ELECTRIC INDUSTRIES LTD                                           44,717         46,394
        12,000        SUMITOMO HEAVY INDUSTRIES LTD                                              39,379         39,354
        42,000        SUMITOMO METAL INDUSTRIES LTD                                              86,872         83,492
         4,000        SUMITOMO METAL MINING CO LTD                                               38,740         37,982
         7,300        SUMITOMO MITSUI FINANCIAL GROUP INC                                       256,723        251,192
         4,000        SUMITOMO REALTY & DEVELOPMENT CO LTD                                       41,307         43,714
        61,000        SUMITOMO TRUST & BANKING CO (THE) LTD                                     240,363        229,598
         1,000        SURUGA BANK LTD                                                             8,247          8,174
         5,800        SUZUKEN CO LTD                                                            156,522        150,707
         2,600        SUZUKI MOTOR CORP                                                          45,094         42,739
         1,950        T&D HOLDINGS INC                                                           46,156         46,340
        11,000        TAISEI CORP                                                                19,822         20,868
         1,000        TAISHO PHARMACEUTICAL CO LTD                                               18,956         18,446
         2,000        TAIYO NIPPON SANSO CORP                                                    11,493         12,937
        10,000        TAKASHIMAYA CO LTD                                                         63,872         57,013
         8,300        TAKEDA PHARMACEUTICAL CO LTD                                              299,907        284,764
         5,900        TDK CORP                                                                  236,776        217,307
         7,000        TEIJIN LTD                                                                 14,861         15,046
         2,700        TERUMO CORP                                                                99,268         98,901
         7,000        TOBU RAILWAY CO LTD                                                        35,926         35,247
         1,000        TOHO CO LTD                                                                13,412         13,875
         3,000        TOHO GAS CO LTD                                                            13,595         13,683
         5,300        TOHOKU ELECTRIC POWER CO INC                                              114,392        115,788
         7,800        TOKIO MARINE HOLDINGS INC                                                 191,554        188,508
        13,600        TOKYO ELECTRIC POWER (THE) CO INC                                         349,512        337,600
         1,800        TOKYO ELECTRON LTD                                                         68,185         66,115
        17,000        TOKYO GAS CO LTD                                                           61,803         59,183
        14,000        TOKYU CORP                                                                 57,421         58,204
         4,000        TONENGENERAL SEKIYU KK                                                     37,796         38,870
         5,000        TOPPAN PRINTING CO LTD                                                     32,082         33,754
        10,000        TORAY INDUSTRIES INC                                                       39,170         39,859
        45,000        TOSHIBA CORP                                                              119,385        115,339
         6,000        TOTO LTD                                                                   30,029         29,788
         1,800        TOYO SEIKAN KAISHA LTD                                                     24,940         26,047
         1,000        TOYO SUISAN KAISHA LTD                                                     23,262         20,434
         9,700        TOYOTA INDUSTRIES CORP                                                    221,422        205,062
        27,600        TOYOTA MOTOR CORP                                                         864,154        868,945
         1,800        TOYOTA TSUSHO CORP                                                         14,973         17,183
           500        TREND MICRO INC                                                            14,549         13,976
         8,000        UBE INDUSTRIES LTD                                                         13,963         14,369
           200        UNICHARM CORP                                                              12,697         12,109
         5,000        UNY CO LTD                                                                 38,051         38,749
         1,000        USHIO INC                                                                  14,106         13,966
           130        USS CO LTD                                                                  5,696          5,641
            75        WEST JAPAN RAILWAY CO                                                     240,775        236,126
           142        YAHOO! JAPAN CORP                                                          37,388         37,069
   Japan (Cont'd):
         7,700        YAKULT HONSHA CO LTD                                                $     131,691        136,285
           690        YAMADA DENKI CO LTD                                                        25,157         26,876
        16,000        YAMAGUCHI FINANCIAL GROUP INC                                             157,878        149,668
        18,400        YAMAHA MOTOR CO LTD                                                       167,312        162,463
         4,000        YAMATO HOLDINGS CO LTD                                                     35,990         37,417
        13,000        YAMAZAKI BAKING CO LTD                                                    144,946        138,528
                                                                                          -------------   ------------
                                                                                             24,013,717     23,458,367        23.21%
   Netherlands:
        18,835        AEGON NV                                                                   80,557         73,153

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         2,582        AKZO NOBEL NV                                                             103,243         97,727
         8,537        ARCELORMITTAL                                                             162,670        173,212
         4,391        ASML HOLDING NV                                                            76,498         77,864
         1,079        CORIO NV                                                                   43,024         44,630
           347        FUGRO NV - CVA                                                              9,792         11,039
         1,831        HEINEKEN NV                                                                50,201         52,047
         7,200        IMTECH NV                                                                 101,643         99,080
        21,443        ING GROEP NV - CVA                                                        118,391        118,202
        11,120        KONINKLIJKE AHOLD NV                                                      123,702        121,857
         1,387        KONINKLIJKE DSM NV                                                         35,669         36,506
        18,926        KONINKLIJKE KPN NV                                                        251,233        252,900
         7,493        KONINKLIJKE PHILIPS ELECTRONICS NV                                        121,614        110,278
         2,599        NUTRECO HOLDING NV                                                         93,846         93,054
           236        RANDSTAD HOLDING NV                                                         4,977          4,006
         4,601        REED ELSEVIER NV                                                           51,328         49,283
           936        SBM OFFSHORE NV                                                            12,057         12,470
         2,181        SNS REAAL                                                                   6,124          7,689
        10,244        TNT NV                                                                    167,891        175,258
        17,110        UNILEVER NV - CVA                                                         325,863        337,496
           148        VAN LANSCHOT NV - CVA                                                       7,200          7,494
         6,193        WOLTERS KLUWER NV                                                         101,075        100,440
                                                                                          -------------   ------------
                                                                                              2,048,598      2,055,685         2.03%
   New Zealand:
         6,949        CONTACT ENERGY LTD                                                         21,310         22,683
        16,746        FLETCHER BUILDING LTD                                                      56,631         57,337
                                                                                          -------------   ------------
                                                                                                 77,941         80,020         0.08%

   Norway:
         9,200        DNB NOR ASA                                                                37,422         41,415
        11,350        NORSK HYDRO ASA                                                            38,349         42,902
         7,400        ORKLA ASA                                                                  48,869         50,877
           500        SEADRILL LTD                                                                4,669          4,866
        13,750        STATOILHYDRO ASA                                                          248,904        243,294
        15,000        STOREBRAND ASA                                                             52,704         46,653
        10,900        TELENOR ASA                                                                62,904         62,450
         2,500        YARA INTERNATIONAL ASA                                                     58,115         54,783
                                                                                          -------------   ------------
                                                                                                551,936        547,240         0.54%
   Portugal:
       137,474        BANCO COMERCIAL PORTUGUES SA - CLASS R (b)                                116,955        112,850
        14,486        BANCO ESPIRITO SANTO SA - REGISTERED                                       65,645         56,378
         3,480        BRISA                                                                      21,107         24,037
         8,464        CIMPOR-CIMENTOS DE PORTUGAL SGPS SA                                        39,214         42,115
        10,721        ENERGIAS DE PORTUGAL SA                                                    35,902         37,210
           483        GALP ENERGIA SGPS SA - CLASS B                                              5,050          5,761
         6,408        JERONIMO MARTINS SGPS SA                                                   30,014         31,561
         7,986        PORTUGAL TELECOM SGPS SA - REGISTERED                                      62,346         61,843
        16,000        REN - REDES ENERGETICAS NACIONAIS SA                                       68,481         66,946
        12,000        SEMAPA-SOCIEDADE DE INVESTIMENTO E GESTAO (b)                             100,444        101,215
         1,430        ZON MULTIMEDIA SERVICOS DE TELECOMUNICACOES -
                      E MULTIMEDIA SGPS SA                                                        7,522          7,617
                                                                                          -------------   ------------
                                                                                                552,680        547,533         0.54%
   Singapore:
        26,500        CAPITALAND LTD                                                             36,527         40,599
   Singapore (Cont'd):
        17,000        CAPITAMALL TRUST                                                    $      12,335         14,755
         9,000        CITY DEVELOPMENTS LTD                                                      27,561         30,180
        70,000        COMFORTDELGRO CORP LTD                                                     61,804         62,596
        12,600        DAIRY FARM INTERNATIONAL HOLDINGS LTD                                      55,834         55,566
        21,000        DBS GROUP HOLDINGS LTD                                                    106,006        116,677
        48,000        FRASER AND NEAVE LTD                                                       75,306         79,849
         8,000        GENTING INTERNATIONAL PLC (b)                                               2,413          2,762
        20,000        HI-P INTERNATIONAL LTD                                                      5,525          6,049
         9,000        HONGKONG LAND HOLDINGS LTD                                                 19,221         20,520
         5,000        JARDINE CYCLE & CARRIAGE LTD                                               31,788         38,925

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
        20,000        KEPPEL CORP LTD                                                            57,817         65,884
       268,000        LYXOR ETF MSCI KOREA (b)                                                  612,004        651,240
         6,000        NOBLE GROUP LTD                                                             4,268          4,695
         3,000        OLAM INTERNATIONAL LTD                                                      2,770          2,880
        20,000        OVERSEA-CHINESE BANKING CORP LTD                                           59,143         63,648
        10,000        SEMBCORP INDUSTRIES LTD                                                    14,018         15,452
        21,000        SIA ENGINEERING CO LTD                                                     22,409         25,821
         5,000        SINGAPORE AIRLINES LTD                                                     31,761         32,876
        19,000        SINGAPORE EXCHANGE LTD                                                     59,149         63,714
        37,000        SINGAPORE PRESS HOLDINGS LTD                                               60,704         61,551
        11,000        SINGAPORE TECHNOLOGIES ENGINEERING LTD                                     16,391         17,793
        76,000        SINGAPORE TELECOMMUNICATIONS LTD                                          123,057        126,428
        25,000        UNITED OVERSEAS BANK LTD                                                  160,579        159,778
        33,000        UOB-KAY HIAN HOLDINGS LTD                                                  21,774         23,868
                                                                                          -------------   ------------
                                                                                              1,680,164      1,784,106         1.77%
   Spain:
         3,888        ABERTIS INFRAESTRUCTURAS SA                                                61,599         60,785
         1,217        ACCIONA SA                                                                133,930        125,200
         5,493        ACERINOX SA                                                                68,398         63,842
         1,296        ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                             50,906         53,778
        34,086        BANCO BILBAO VIZCAYA ARGENTARIA SA                                        272,733        276,636
        13,249        BANCO DE SABADELL SA                                                       64,351         66,522
         1,518        BANCO DE VALENCIA SA                                                       11,083         12,602
        11,485        BANCO POPULAR ESPANOL SA                                                   65,234         72,768
        78,218        BANCO SANTANDER SA                                                        538,910        539,220
         4,644        BANKINTER SA                                                               47,289         49,163
        15,374        CRITERIA CAIXACORP SA                                                      47,978         49,623
         9,000        EBRO PULEVA SA                                                            104,453        105,679
         2,531        ENAGAS                                                                     38,142         35,871
         1,123        FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                   31,473         34,383
         2,763        GAMESA CORP TECNOLOGICA SA                                                 35,059         35,453
         4,262        GAS NATURAL SDG SA                                                         52,029         58,253
           298        GRIFOLS SA                                                                  5,036          4,295
           669        GRUPO FERROVIAL SA                                                         15,298         14,271
        13,908        IBERDROLA RENOVABLES SA (b)                                                53,405         57,638
        36,325        IBERDROLA SA                                                              258,306        254,760
         1,653        INDITEX SA                                                                 58,874         64,443
           630        INDRA SISTEMAS SA                                                          12,890         12,151
         4,000        PROSEGUR CIA DE SEGURIDAD - REGISTERED                                    112,530        107,751
           987        RED ELECTRICA CORP SA                                                      37,197         38,544
         7,008        REPSOL YPF SA                                                             117,386        121,292
        43,575        TELEFONICA SA                                                             863,419        869,359
         4,171        UNION FENOSA SA                                                            98,588         99,725
           935        ZARDOYA OTIS SA                                                            15,577         17,102
                                                                                          -------------   ------------
                                                                                              3,272,073      3,301,109         3.27%
   Sweden:
         4,550        ALFA LAVAL AB                                                              35,782         34,443
         1,400        ASSA ABLOY AB - CLASS B                                                    11,968         13,109
         2,400        ATLAS COPCO AB - CLASS A                                                   18,618         18,022
         1,500        ELECTROLUX AB - CLASS B (b)                                                10,515         11,765
        32,000        ERICSSON LM - CLASS B                                                     284,397        262,669
   Sweden (Cont'd):
         3,600        GETINGE AB - CLASS B                                                $      43,171         34,913
         3,900        HENNES & MAURITZ AB - CLASS B                                             152,925        146,547
           400        HOLMEN AB - CLASS B                                                         8,156          6,652
        17,500        HUSQVARNA AB - CLASS B                                                     64,201         70,866
         4,000        INVESTOR AB - CLASS B                                                      53,583         50,710
        16,214        MEDA AB - CLASS A                                                         100,919         96,220
           800        MILLICOM INTERNATIONAL CELLULAR SA SDR                                     34,227         30,061
           200        MODERN TIMES GROUP - CLASS B                                                3,437          3,411
        31,200        NORDEA BANK AB                                                            169,568        155,558
         8,600        SANDVIK AB                                                                 49,796         49,258
         7,800        SCANIA AB - CLASS B                                                        65,585         63,551

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
        20,200        SECURITAS AB - CLASS B                                                    150,183        147,386
        17,200        SKANDINAVISKA ENSKILDA BANKEN AB - CLASS A                                 57,088         54,173
         2,800        SKANSKA AB - CLASS B                                                       23,703         24,175
         1,400        SKF AB - CLASS B                                                           12,407         12,130
         5,400        SSAB SVENSKT STAL AB - SERIES A                                            48,129         45,967
        26,400        SVENSKA CELLULOSA AB - CLASS B                                            211,603        200,650
         3,900        SVENSKA HANDELSBANKEN - CLASS A                                            53,106         55,252
        18,300        SWEDBANK AB - CLASS A                                                      58,744         61,198
         6,600        SWEDISH MATCH AB                                                           95,099         95,509
        19,900        TELE2 AB - CLASS B                                                        185,179        168,187
        22,500        TELIASONERA AB                                                            104,125        108,351
         5,800        VOLVO AB - CLASS A                                                         29,472         30,893
         9,500        VOLVO AB - CLASS B                                                         49,520         50,485
                                                                                          -------------   ------------
                                                                                              2,185,206      2,102,111         2.08%
   Switzerland:
        21,780        ABB LTD - REGISTERED (b)                                                  297,871        303,748
           965        ACTELION LTD - REGISTERED (b)                                              44,904         43,999
         2,686        ADECCO SA - REGISTERED                                                     80,814         83,877
           208        ARYZTA AG (b)                                                               4,983          4,966
           483        BALOISE HOLDING AG - REGISTERED                                            26,369         30,882
           273        BANQUE CANTONALE VAUDOISE - REGISTERED                                     82,841         90,511
         1,348        BKW FMB ENERGIE AG                                                        100,681         97,014
         6,531        COMPAGNIE FINANCIERE RICHEMONT SA                                          99,246        101,916
        12,175        CREDIT SUISSE GROUP AG - REGISTERED                                       350,062        370,365
           490        FLUGHAFEN ZUERICH AG - REGISTERED                                         103,612         88,162
           953        GEBERIT AG - REGISTERED                                                    83,492         85,566
            73        GIVAUDAN SA - REGISTERED (b)                                               42,359         37,801
         1,723        HOLCIM LTD - REGISTERED                                                    56,692         61,366
         2,128        JULIUS BAER HOLDING AG - REGISTERED                                        50,872         52,295
           486        KUEHNE & NAGEL INTERNATIONAL AG - REGISTERED                               27,065         28,344
            40        LINDT & SPRUENGLI AG - PC                                                  57,570         53,503
             1        LINDT & SPRUENGLI AG - REGISTERED                                          17,927         16,237
           514        LOGITECH INTERNATIONAL SA - REGISTERED (b)                                  5,046          5,319
           529        LONZA GROUP AG - REGISTERED (b)                                            51,128         52,232
        38,740        NESTLE SA - REGISTERED                                                  1,245,354      1,308,358
         2,629        NOBEL BIOCARE HOLDING AG - REGISTERED                                      45,806         44,810
        22,958        NOVARTIS AG - REGISTERED                                                  867,213        868,044
           659        PARGESA HOLDING SA - BR                                                    36,257         34,963
         2,800        PSP SWISS PROPERTY AG - REGISTERED (b)                                    114,418        117,959
         7,283        ROCHE HOLDING AG - GENUSSCHEIN                                            923,952        998,443
           755        SCHINDLER HOLDING AG - PART CERT                                           34,888         35,617
            50        SGS SA - REGISTERED                                                        50,368         52,441
           648        SONOVA HOLDING AG - REGISTERED                                             35,616         39,129
           320        ST GALLER KANTONALBANK - REGISTERED                                       106,355        103,214
           257        STRAUMANN HOLDING AG - REGISTERED                                          41,380         39,789
         2,435        SULZER AG - REGISTERED                                                    126,654        125,450
           475        SWATCH (THE) GROUP AG - BR                                                 59,791         57,323
         2,391        SWATCH (THE) GROUP AG - REGISTERED                                         61,462         58,444
           654        SWISS LIFE HOLDING AG - REGISTERED (b)                                     35,701         45,087
         4,606        SWISS REINSURANCE - REGISTERED                                             67,575         75,353
   Switzerland (Cont'd):
           240        SWISSCOM AG - REGISTERED                                            $      68,490         67,353
         1,176        SYNGENTA AG - REGISTERED                                                  241,418        236,773
           512        SYNTHES INC                                                                57,185         56,980
         1,604        WOLSELEY PLC (b)                                                            4,836          5,310
         1,702        ZURICH FINANCIAL SERVICE - REGISTERED                                     251,245        269,033
                                                                                          -------------   ------------
                                                                                              6,059,498      6,247,976         6.18%
   United Kingdom:
         9,964        3I GROUP PLC                                                               31,266         38,739
         2,834        ADMIRAL GROUP PLC                                                          35,119         34,702
        91,000        AEGIS GROUP PLC                                                           100,492        108,034
         4,578        AMEC PLC                                                                   34,931         35,040
        14,178        ANGLO AMERICAN PLC                                                        242,477        241,240

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         4,811        ANTOFAGASTA PLC                                                            33,978         34,821
        13,399        ASSOCIATED BRITISH FOODS PLC                                              121,071        123,124
        14,821        ASTRAZENECA PLC                                                           500,804        521,159
         2,131        AUTONOMY CORP PLC (b)                                                      36,969         39,897
        46,634        AVIVA PLC                                                                 156,018        144,680
        40,307        BAE SYSTEMS PLC                                                           202,085        193,431
         9,301        BALFOUR BEATTY PLC                                                         46,031         43,768
        98,543        BARCLAYS PLC                                                              167,384        209,236
        33,769        BG GROUP PLC                                                              510,663        511,117
        23,999        BHP BILLITON PLC                                                          470,639        476,862
       189,345        BP PLC                                                                  1,264,414      1,280,812
        18,955        BRITISH AMERICAN TOBACCO PLC                                              446,107        438,640
        11,630        BRITISH LAND CO PLC                                                        61,579         60,192
        17,468        BRITISH SKY BROADCASTING GROUP PLC                                        116,486        108,638
        38,273        BT GROUP PLC                                                               45,120         42,939
         5,069        BUNZL PLC                                                                  39,524         39,743
         2,000        BURBERRY GROUP PLC                                                          7,500          8,084
       106,941        CABLE & WIRELESS PLC                                                      218,516        214,027
        14,101        CADBURY PLC                                                               108,440        106,613
         1,315        CAIRN ENERGY PLC (b)                                                       35,552         41,033
         6,742        CAPITA GROUP (THE) PLC                                                     65,819         65,628
         1,673        CARNIVAL PLC                                                               36,381         38,043
        46,744        CENTRICA PLC                                                              165,479        152,733
        13,360        COBHAM PLC                                                                 35,410         32,929
        26,392        COMPASS GROUP PLC                                                         115,160        120,785
        21,905        DIAGEO PLC                                                                243,926        247,168
        24,058        DRAX GROUP PLC                                                            181,924        178,271
        28,000        EASYJET PLC (b)                                                           113,638        112,277
         2,760        EURASIAN NATURAL RESOURCES CORP                                            15,790         17,868
         7,975        EXPERIAN PLC                                                               46,854         49,970
        12,094        FIRSTGROUP PLC                                                             47,290         46,413
       136,000        FRIENDS PROVIDENT PLC                                                     130,714        135,214
         9,699        G4S PLC                                                                    26,165         26,981
        54,272        GLAXOSMITHKLINE PLC                                                       816,331        846,749
        17,505        HAMMERSON PLC                                                              69,535         63,915
        11,938        HOME RETAIL GROUP PLC                                                      35,894         38,493
       174,081        HSBC HOLDINGS PLC                                                       1,058,052        986,503
        12,114        ICAP PLC                                                                   51,874         52,877
        11,465        IMI PLC                                                                    43,254         44,616
         9,038        IMPERIAL TOBACCO GROUP PLC                                                209,222        203,185
        28,000        INFORMA PLC                                                               102,981        105,448
         6,290        INTERCONTINENTAL HOTELS GROUP PLC                                          49,219         47,918
        50,434        INTERNATIONAL POWER PLC                                                   153,689        152,309
        12,127        INVENSYS PLC (b)                                                           29,802         28,933
        35,449        INVESTEC PLC                                                              122,646        148,503
        13,225        JARDINE LLOYD THOMPSON GROUP PLC                                           82,622         83,198
         2,494        JOHNSON MATTHEY PLC                                                        35,938         37,677
       110,414        KINGFISHER PLC                                                            222,992        237,135
         8,091        LADBROKES PLC                                                              21,147         21,271
   United Kingdom (Cont'd):
        10,883        LAND SECURITIES GROUP PLC                                           $      66,093         68,270
         6,025        LIBERTY INTERNATIONAL PLC                                                  30,685         33,646
        26,204        LLOYDS BANKING GROUP PLC                                                   21,353         26,579
           836        LONMIN PLC                                                                 15,162         17,067
        18,165        MAN GROUP PLC                                                              49,671         56,943
        13,195        MARKS & SPENCER GROUP PLC                                                  48,019         56,034
         5,840        MEGGITT PLC                                                                 9,420         10,745
        30,000        MONDI PLC                                                                  68,223         63,699
        20,074        NATIONAL GRID PLC                                                         166,114        154,221
         2,148        NEXT PLC                                                                   36,823         40,801
        24,611        PEARSON PLC                                                               246,089        247,689
        26,650        PRUDENTIAL PLC                                                            114,216        128,848
           244        RANDGOLD RESOURCES LTD                                                     12,432         12,900

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         6,609        RECKITT BENCKISER GROUP PLC                                               245,773        248,325
        13,105        REED ELSEVIER PLC                                                          95,293         94,194
        35,139        REXAM PLC                                                                 131,158        136,114
        11,768        RIO TINTO PLC                                                             352,598        396,753
        27,303        ROLLS-ROYCE GROUP PLC (b)                                                 120,536        115,162
        36,787        ROYAL DUTCH SHELL PLC - CLASS A                                           849,201        829,126
        26,711        ROYAL DUTCH SHELL PLC - CLASS B                                           597,733        586,699
        84,395        RSA INSURANCE GROUP PLC                                                   159,253        157,523
        13,128        SABMILLER PLC                                                             190,619        195,311
        64,398        SAGE GROUP (THE) PLC                                                      157,693        156,323
        33,693        SAINSBURY (J) PLC                                                         151,191        151,298
         3,966        SCHRODERS PLC                                                              45,826         45,007
         7,927        SCOTTISH & SOUTHERN ENERGY PLC                                            125,520        126,122
         2,349        SERCO GROUP PLC                                                            12,077         12,326
         1,446        SEVERN TRENT PLC                                                           20,414         20,538
        11,674        SHIRE PLC                                                                 137,297        144,537
         6,865        SMITH & NEPHEW PLC                                                         46,485         42,547
         8,009        SMITHS GROUP PLC                                                           95,926         76,870
        21,043        STANDARD CHARTERED PLC                                                    258,400        261,593
        20,055        STANDARD LIFE PLC                                                          51,017         47,791
        31,041        TATE & LYLE PLC                                                           109,590        116,009
        82,234        TESCO PLC                                                                 395,071        393,339
        30,000        THOMAS COOK GROUP PLC                                                     105,012        103,296
         1,676        THOMSON REUTERS PLC                                                        36,183         37,510
        17,601        TOMKINS PLC                                                                28,936         30,617
         9,072        TUI TRAVEL PLC                                                             30,186         29,772
         8,675        TULLOW OIL PLC                                                             98,386         99,939
        13,818        UNILEVER PLC                                                              257,539        261,283
         2,333        UNITED BUSINESS MEDIA LTD                                                  13,794         14,250
        26,823        UNITED UTILITIES GROUP PLC                                                188,453        186,060
       540,254        VODAFONE GROUP PLC                                                        946,899        951,413
        11,494        WHITBREAD PLC                                                             131,741        129,941
        27,743        WM MORRISON SUPERMARKETS PLC                                              100,778        101,694
         8,600        WPP PLC                                                                    47,867         48,458
        18,902        XSTRATA PLC                                                               113,014        126,573
                                                                                          -------------   ------------
                                                                                             16,694,672     16,811,336        16.63%
   United States:
         2,133        AGNICO-EAGLE MINES LTD                                                    114,689        121,410
         1,356        AGRIUM INC                                                                 50,531         48,531
         1,933        ATLANTIA SPA                                                               25,868         29,219
         6,881        BANK OF MONTREAL                                                          179,919        179,663
        10,086        BANK OF NOVA SCOTIA                                                       251,216        247,309
         8,284        BARRICK GOLD CORP                                                         261,189        268,567
         5,342        BCE INC                                                                   105,756        106,306
         7,030        BROOKFIELD ASSET MANAGEMENT - CLASS A                                     100,640         96,873
           924        BROOKFIELD PROPERTIES CORP                                                  5,105          5,304
         5,966        CAE INC                                                                    34,194         36,333
         3,635        CAMECO CORP                                                                59,020         62,413
   United States (Cont'd):
         4,151        CANADIAN IMPERIAL BANK OF COMMERCE                                  $     153,925        150,764
         4,571        CANADIAN NATIONAL RAILWAY CO                                              156,540        162,042
         6,442        CANADIAN NATURAL RESOURCES LTD                                            251,028        248,404
         3,842        CANADIAN PACIFIC RAILWAY LTD                                              120,622        113,838
         4,770        CGI GROUP INC - CLASS A - NYSE (b)                                         35,201         38,160
         1,861        CRESCENT POINT ENERGY TRUST                                                38,774         38,735
         5,137        ELDORADO GOLD CORP (b)                                                     44,130         46,233
         3,619        ENBRIDGE INC                                                              111,953        104,227
         8,473        ENCANA CORP                                                               355,031        344,089
         3,659        ENERPLUS RESOURCES FUND                                                    63,842         59,898
           237        FAIRFAX FINANCIAL HOLDINGS LTD                                             59,973         61,738
         6,080        GERDAU AMERISTEEL CORP                                                     19,730         18,666
         7,834        GOLDCORP INC                                                              244,021        261,029
         4,138        IAMGOLD CORP                                                               29,152         35,380

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                                                           Percent
                                                                                                             Market          of
    Shares                                       Security                                      Cost         value (a)    net assets
--------------     --------------------------------------------------------------------   -------------   ------------   ----------
         3,424        IMPERIAL OIL LTD                                                          116,249        123,367
        22,893        ISHARES MSCI SOUTH KOREA INDEX FUND                                       627,994        651,764
         6,189        KINROSS GOLD CORP                                                         103,977        110,597
         3,269        MAGNA INTERNATIONAL INC - CLASS A                                          86,809         87,446
        14,737        MANULIFE FINANCIAL CORP                                                   173,476        165,054
         6,338        NEXEN INC                                                                  99,405        107,492
         2,253        PAN AMERICAN SILVER CORP (b)                                               41,183         39,247
         6,621        PENN WEST ENERGY TRUST                                                     64,777         62,833
         4,713        PETRO-CANADA                                                              111,486        125,272
         3,401        POTASH CORP OF SASKATCHEWAN INC                                           267,356        274,835
        10,641        PROVIDENT ENERGY TRUST - UTS                                               38,685         39,584
         6,159        RESEARCH IN MOTION LTD (b)                                                260,333        265,268
         2,101        RITCHIE BROS AUCTIONEERS INC                                               37,504         39,058
         6,772        ROGERS COMMUNICATIONS INC - CLASS B                                       163,830        154,605
        14,847        ROYAL BANK OF CANADA                                                      420,590        429,375
         4,744        SHAW COMMUNICATIONS INC - CLASS B                                          72,917         71,872
         4,651        SILVER WHEATON CORP (b)                                                    33,510         38,278
         6,903        SUN LIFE FINANCIAL INC                                                    122,126        123,288
         9,545        SUNCOR ENERGY INC                                                         236,913        211,994
        10,532        TALISMAN ENERGY INC                                                       111,502        110,586
        10,975        TECK COMINCO LTD - CLASS B                                                 52,057         60,911
         2,370        TELUS CORP - NON VOTE                                                      62,316         62,473
         2,915        THOMSON REUTERS CORP                                                       73,145         73,983
        10,472        TORONTO-DOMINION (THE) BANK                                               357,520        362,122
         3,112        TRANSALTA CORP                                                             48,763         45,715
         7,789        TRANSCANADA CORP                                                          196,585        184,210
         6,429        YAMANA GOLD INC                                                            55,896         59,468
                                                                                          -------------   ------------
                                                                                              6,908,953      6,965,828         6.89%
Preferred stocks:
   Germany:
           535        FRESENIUS SE                                                               26,001         24,559
         2,360        HENKEL AG & CO KGAA                                                        60,940         64,200
           997        PORSCHE AUTOMOBIL HOLDING SE                                               51,539         46,854
           861        RWE AG - NON VOTING                                                        54,598         53,591
         1,241        VOLKSWAGEN AG                                                              59,311         71,442
                                                                                          -------------   ------------
                                                                                                252,389        260,646         0.26%
Rights:
           529        POHJOLA BANK PLC (b)                                                           --            719
                                                                                          -------------   ------------
                                                                                                     --            719         0.00%
                                                                                          -------------   ------------   ----------
                         Grand total (c)                                                  $  94,650,699     95,068,108        94.06%
                                                                                          =============   ============   ==========

Notes to investments in securities:

      (a) Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

      (b)   Currently non-income producing assets.

      (c) At March 31, 2009, the cost for Federal income tax purposes was $94,650,699. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation                                             $   2,178,760
                Gross unrealized depreciation                                                (1,761,351)
                                                                                          -------------
                   Net unrealized appreciation                                            $     417,409
                                                                                          =============

At March 31, 2009, the industry sectors for the Clearwater International Fund were:

                                                                                            Percent of
                      Industry Sector                                                      Investments
                      -----------------------------------------------------------------   -------------
                      Consumer Discretionary                                                      10.12%
                      Consumer Staples                                                            11.33
                      Energy                                                                       8.93
                      Financials                                                                  21.83
                      Health Care                                                                  8.82
                      Industrials                                                                 10.99
                      Information Technology                                                       6.43
                      Materials                                                                    9.30
                      Telecommunication Services                                                   5.73
                      Utilities                                                                    6.52
                                                                                          -------------
                                                                                                 100.00%
                                                                                          =============

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

At March 31, 2009, the Clearwater International Fund's investments were denominated in the following currencies:

                                                                                            Percent of
                   Concentration by Currency                                               Investments
                   --------------------------------------------                           -------------
                   Euro                                                                           27.91%
                   Japanese Yen                                                                   24.68
                   British Pound                                                                  17.69
                   United States Dollar                                                            8.09
                   Swiss Franc                                                                     6.57
                   Australian Dollar                                                               6.38
                   All other currencies less than 5%                                               8.68
                                                                                          -------------
                                                                                                 100.00%
                                                                                          =============

At March 31, 2009, the Clearwater International Fund had one outstanding forward foreign currency exchange contract as follows:

                                           In
              Contracts      Amount     Exchange     Amount
              to Deliver     (Local        For       (Local     Settlement   Unrealized
               Currency     Currency)   Currency    Currency)      Date         Loss
            -------------   ---------   --------   ----------   ----------   ----------
            United States               Japanese
            Dollar            788,554   Yen        77,672,615       4/1/09   $  (4,770)

Other information:

            Effective February 5, 2009 (Commencement of Operations), the Clearwater International Fund (the "Fund") adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to calculate the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

            Level 1 - quoted prices in active markets for identical investments

            Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

            When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees.

            The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                          Investments
                                                                         in Securities   Other Financial
            Valuation inputs                                                at Value      Instruments *
            --------------------                                         -------------   ---------------
            Level 1 - Quoted Prices                                      $  95,067,389   $            --
            Level 2 - Other Significant Observable inputs                           --            (4,770)
            Level 3 - Significant unobservable Inputs                              719                --
                                                                         -------------   ---------------
            Total                                                        $  95,068,108   $        (4,770)
                                                                         =============   ===============

            * Other financial instruments include forward foreign currency exchange contracts.

            The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                           CLEARWATER INVESTMENT TRUST
       Schedule of Investments - Clearwater International Fund (unaudited)
                                 March 31, 2009

                                                                                           Investments
                                                                                          in Securities
                                                                                             at Value
                                                                                          -------------
            Balance as of 2/5/09                                                          $          --
            Realized gain (loss)                                                                     --
            Change in unrealized appreciation (depreciation)                                        719
            Net Purchases (Sales)                                                                    --
            Transfers in and/or out of Level 3                                                       --
                                                                                          -------------
            Balance as of 3/31/09                                                         $         719
                                                                                          =============

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d)under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES
                           [See General Instruction F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer and Treasurer

Date: May 18, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Chief Executive Officer

Date: May 18, 2009

By: (Signature and Title)* /s/George H. Weyerhaeuser, Jr.
                           ------------------------------

                           George H. Weyerhaeuser, Jr.

                           Treasurer

Date: May 18, 2009

* Print the name and title of each signing officer under his or her signature.